                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON    MATURITY            VALUE
------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS  107.6%
         CALIFORNIA  107.1%
$  1,925 Alhambra, CA City Elem Sch Dist
            Cap Apprec Ser A (FSA
            Insd) (a) ...............................       *       09/01/20       $   1,100,984
   1,835 Anaheim, CA Pub Fin Auth Tax
            Alloc Rev (MBIA Insd) (b) ...............     8.920     12/28/18           1,917,814
   2,365 Apple Valley, CA Pub Fin Town
            Hall Annex Proj Ser A (AMBAC
            Insd)  ..................................     5.000     09/01/27           2,470,881
   2,000 Banning, CA Fin Auth Rev Elec
            Sys Proj (XLCA Insd)  ...................     5.000     06/01/38           2,018,620
   1,430 Bay Area Govt Assn CA Lease
            Rev Cap Proj Ser A (AMBAC
            Insd) (a) ...............................     5.250     07/01/17           1,547,903
   2,735 Bay Area Govt Assn CA Lease
            West Sacramento Ser A (XLCA
            Insd) (a) ...............................     5.000     09/01/29           2,780,538
   1,000 Bonita, CA Uni Sch Dist Election
            2004 Ser A (MBIA Insd)  .................     5.000     08/01/28           1,038,860
   1,070 Bonita, CA Uni Sch Dist Election
            2004 Ser A (MBIA Insd)  .................     5.250     08/01/24           1,147,468
   1,850 Brea & Olinda, CA Uni Sch Dist
            Rfdg Ser A (FSA Insd) (a) ...............     5.500     08/01/18           1,988,250
   1,745 Byron Bethany JT Pwrs Auth CA
            Lease Rev Admin Bldg Proj Ser
            A (CIFG Insd)  ..........................     4.625     10/01/32           1,746,379
   2,165 California Ed Fac Auth Rev Univ
            Pacific (MBIA Insd)  ....................     5.875     11/01/20           2,306,353
  10,000 California Hlth Fac Fin Sutter Hlth
            Ser A (d) ...............................     5.000     11/15/42           9,942,200
   2,000 California Infrastructure & Econ
            Dev Bk Rev Bay Area Toll Brdg
            First Lien Ser A (FGIC Insd)
            (Prerefunded @ 01/01/28)  ...............     5.000     07/01/29           2,207,880


   2,000 California Mobilehome Pk Fin
            Auth Rev Union City Tropics
            Rfdg Ser A  .............................     4.500     12/15/36           1,670,240
   1,050 California Spl Dist Assn Fin Corp
            Ctf Partn Pgm Ser DD (FSA
            Insd) (a) ...............................     5.625     01/01/27           1,062,075
   5,000 California St Dept Wtr Res Pwr
            Supply Rev Ser A (MBIA
            Insd) (d) ...............................     5.375     05/01/21           5,485,450
     945 California St (FGIC Insd) ..................     6.250     09/01/12           1,037,081
   1,000 California St Univ Rev & Colleges
            Systemwide Ser A (AMBAC
            Insd)  ..................................     5.375     11/01/18           1,080,120
   3,175 California St Rfdg .........................     5.000     02/01/23           3,210,052
   1,000 California St Var Purp .....................     5.000     12/01/37           1,008,130
   5,000 California St Var Purp (d)..................     5.000     06/01/37           5,039,025
   1,000 California Statewide Cmntys Dev
            Auth Rev CA Statewide Inland
            Regl Ctr Proj  ..........................     5.375     12/01/37             959,770
   1,900 California Statewide Cmntys Dev
            Auth Wtr Rev Ser A (FSA
            Insd)  ..................................     5.000     10/01/26           1,989,414
   2,000 Castaic Lake Wtr Agy CA Ctf
            Partn Wtr Sys Impt Proj Rfdg
            Ser A (MBIA Insd)  ......................     7.000     08/01/12           2,288,060
   3,000 Castaic Lake Wtr Agy CA Rev Ctf
            Partn Ser A (MBIA Insd)  ................     5.250     08/01/23           3,160,110
     100 Cerritos, CA Cmnty College
            Election 2004 Ser A (MBIA
            Insd)  ..................................     5.000     08/01/26             104,293
     125 Cerritos, CA Cmnty College
            Election 2004 Ser A (MBIA
            Insd)  ..................................     5.000     08/01/28             129,857
   1,160 Coachella, CA Fin Auth Tax Proj 1
            & 2 Rfdg Ser A (XLCA Insd) (a)...........     5.250     12/01/30           1,195,531
   3,400 Contra Costa, CA Cmnty College
            Election 2002 (MBIA Insd)  ..............     5.000     08/01/29           3,528,180

   1,400 Corona, CA Redev Agy Tax Alloc
            Temescal Canyon Proj Area Ser
            A (AGL Insd)  ...........................     4.375     11/01/26           1,346,016
   1,850 Del Mar, CA Uni Sch Dist Spl
            Cmnty Fac Dist No 95 1
            (AMBAC Insd)  ...........................     5.000     09/01/36           1,884,688
   2,400 Dinuba, CA Redev Agy Tax Alloc
            Merged City Redev Proj No 2
            Rfdg (AMBAC Insd)  ......................     5.000     09/01/34           2,456,304
   2,870 Dinuba, CA Redev Agy Tax Alloc
            Merged City Redev Proj No 2
            Rfdg (AMBAC Insd)  ......................     5.000     09/01/36           2,933,599
   2,195 Elk Grove, CA Uni Sch Dist Spl
            Tax Cmnty Fac Dist No 1 (MBIA
            Insd)  ..................................     5.000     12/01/35           2,231,503
   2,330 Fairfield, CA Ctfs Partn Fairfield
            Wtr Fing Ser A (XLCA Insd)...............     5.000     04/01/42           2,347,848
   1,280 Fillmore, CA Uni Sch Dist Election
            2004 Ser A (FSA Insd)  ..................     5.000     08/01/27           1,338,675
   1,480 Fontana, CA Redev Agy Tax Alloc
            Dwntwn Redev Proj Rfdg (MBIA
            Insd)  ..................................     5.000     09/01/21           1,525,318
   1,735 Fortuna, CA Pub Fing Auth Rev
            Escrow (AGL Insd)  ......................     5.000     11/01/38           1,783,077
     650 Fresno, CA Jt Pwrs Fin Auth Ser
            A (FSA Insd)  ...........................     5.000     06/01/17             685,841
     590 Fresno, CA Uni Sch Dist Rfdg Ser
            C (MBIA Insd) (a) .......................     5.900     08/01/17             648,257
     630 Fresno, CA Uni Sch Dist Rfdg Ser
            C (MBIA Insd) (a) .......................     5.900     08/01/18             698,267
     675 Fresno, CA Uni Sch Dist Rfdg Ser
            C (MBIA Insd) (a) .......................     5.900     08/01/19             753,408
     720 Fresno, CA Uni Sch Dist Rfdg Ser
            C (MBIA Insd) (a) .......................     5.900     08/01/20             808,999
   2,000 Glendale, CA Redev Agy Tax Ctr
            Glendale Redev Proj (MBIA
            Insd)  ..................................     5.250     12/01/20           2,163,740

   2,425 Glendora, CA Pub Fin Auth Tax
            Alloc Proj No 1 Ser A (MBIA
            Insd)  ..................................     5.000     09/01/24           2,490,402
   2,000 Golden St Tob Securitization
            Asset  Bkd Ser A1  ......................     5.750     06/01/47           1,880,340
   5,000 Golden St Tob Securitization Corp
            CA Tob Settlement Rev Asset
            Bkd Ser A1 (d) ..........................     5.125     06/01/47           4,220,500
   7,000 Golden St Tob Securitization Corp
            CA Tob Settlement Rev Asset
            Bkd Ser A1 (d)  .........................     5.125     06/01/47           6,581,225
   2,230 Hanford, CA High Sch Dist
            Election 1998 Ser C (MBIA
            Insd) (a) ...............................     5.700     08/01/28           2,444,058
   2,275 Hawaiian Gardens, CA Redev Agy
            Proj No 1 Tax Alloc Ser A
            (AMBAC Insd)  ...........................     5.000     12/01/25           2,356,855
   3,000 Hesperia, CA Pub Fin Auth Rev
            Redev & Hsg Proj Ser A (XLCA
            Insd)  ..................................     5.000     09/01/31           3,046,950
   2,500 Huntington Beach, CA High
            Election 2004 (FSA Insd)  ...............     5.000     08/01/26           2,604,550
   2,000 Imperial Irr Dist CA Ctf Partn Elec
            Sys Proj (FSA Insd)  ....................     5.250     11/01/23           2,098,560
   1,950 Imperial Irr Dist CA Ctf Partn Wtr
            Sys Proj (AMBAC Insd) (a) ...............     5.000     07/01/19           2,036,599
   2,000 Inglewood, CA Redev Agy Tax
            Alloc Merged Redev Proj Rfdg
            Ser A (AMBAC Insd)  .....................     5.250     05/01/23           2,227,840
   1,715 Irvine, CA Pub Fac &
            Infrastructure Ser B (AMBAC
            Insd) (a) ...............................     5.000     09/02/23           1,769,897
   2,000 La Canada, CA Uni Sch Dist
            Election 2004 Ser A (MBIA
            Insd)  ..................................     5.500     08/01/28           2,154,660
   2,000 La Quinta, CA Fin Auth Loc Ser A
            (AMBAC Insd)  ...........................     5.000     09/01/29           2,041,320

   2,000 La Quinta, CA Fin Auth Loc Ser A
            (AMBAC Insd)  ...........................     5.250     09/01/24           2,140,440
   2,000 La Quinta, CA Redev Agy Tax
            Alloc Redev Proj Area No 1
            (AMBAC Insd)  ...........................     5.000     09/01/22           2,093,380
   2,500 Lehman Muni Tr Rcpt Various St
            Ser 07 K14 (MBIA
            Insd) (b) (f) ...........................     4.887     05/15/47           1,969,400
   1,000 Livermore-Amador Vly Wtr Mgmt
            Agy CA Swr Rev Ser A
            (AMBAC Insd)  ...........................     5.250     08/01/16           1,067,110
   1,000 Lodi, CA Wastewater Sys Rev Ser
            A (FSA Insd)  ...........................     5.000     10/01/37           1,024,360
   1,545 Long Beach, CA Bd Fin Auth Pub
            Lease Safety Fac Proj (AMBAC
            Insd) (a) ...............................     5.250     11/01/20           1,656,734
   2,000 Long Beach, CA Cmnty College
            Dist 2002 Election Ser B (FGIC
            Insd)  ..................................     5.000     05/01/25           2,092,900
   1,975 Los Angeles, CA Ctf Partn Real
            Ppty Pgm Ser T (MBIA
            Insd) (a) ...............................     5.000     02/01/19           2,077,147
   2,000 Los Angeles, CA Dept Wtr & Pwr
            Sys Ser C (MBIA Insd)  ..................     5.000     07/01/26           2,083,500
   1,165 Los Angeles, CA Mtg Rev FHA
            Sec 8 Asstd Proj Rfdg Ser A
            (MBIA Insd)  ............................     6.100     07/01/25           1,166,281
   1,375 Los Angeles, CA Spl Assmt
            Landscaping & Dist No 96 Ser 1
            (AMBAC Insd) (a) ........................     5.000     03/01/21           1,448,521
   1,000 Los Angeles Cnty, CA Ctf Partn
            Disney Pkg Proj Rfdg (AMBAC
            Insd)  ..................................     4.750     03/01/23           1,006,530
   1,000 Los Angeles Cnty, CA Met Tran
            Auth Sales Tax Rev Prop A First
            Tier Sr Rfdg Ser C (AMBAC
            Insd)  ..................................     5.000     07/01/23           1,028,120

   1,265 Los Angeles Cnty, CA Sch
            Regionalized Business Svcs Ctf
            Partn Cap Apprec Pooled Fin
            Ser A (AMBAC Insd)  .....................       *       08/01/24             571,426
   1,000 Lynwood, CA Uni Sch Dist 2002
            Election Ser A (FSA Insd)  ..............     5.000     08/01/27           1,033,880
   1,500 Modesto, CA Irr Rect Ctf Partn
            Cap Impt Ser A (FSA Insd)  ..............     5.250     07/01/18           1,591,155
   1,105 Monrovia, CA Fin Auth Lease Rev
            Hillside Wilderness Preserve
            (AMBAC Insd)  ...........................     5.000     12/01/20           1,176,637
   2,000 Montclair, CA Redev Agy Tax
            Redev Proj No V Rfdg (MBIA
            Insd)  ..................................     5.000     10/01/20           2,110,200
   1,570 Mountain View, CA Shoreline Tax
            Alloc Ser A (MBIA Insd) (a)..............     5.250     08/01/16           1,665,220
   1,105 National City, CA Cmnty Dev
            Commn Redev Proj Rfdg Ser B
            (AMBAC Insd)  ...........................     5.250     08/01/32           1,147,885
   1,000 Novato, CA Uni Sch Dist (FSA
            Insd)  ..................................     5.000     08/01/28           1,038,860
   3,915 Oak Grove, CA Sch Dist 1995
            Election (FGIC Insd)  ...................     5.250     08/01/25           4,095,364
   1,300 Oceanside, CA Ctf Partn Rfdg
            Ser A (AMBAC Insd)  .....................     5.200     04/01/23           1,349,738
   1,145 Pacifica, CA Wastewtr Rev Rfdg
            (AMBAC Insd)  ...........................     5.000     10/01/25           1,189,747
   1,200 Palm Desert, CA Fin Auth Tax
            Alloc Rev Proj Area No 4 Rfdg
            Ser A (MBIA Insd)  ......................     5.000     10/01/29           1,231,128
   1,340 Palm Springs, CA Fin Lease Rev
            Convention Ctr Proj Rfdg Ser A
            (MBIA Insd)  ............................     5.250     11/01/19           1,432,366
   3,545 Panama-Buena Vista Uni Sch Dist
            CA Ctf Partn Sch Constr Proj
            (MBIA Insd)  ............................     5.000     09/01/30           3,628,627
   2,020 Pomona, CA Pub Fin Auth Rev
            Merged Redev Proj Ser AD
            (MBIA Insd) (a) .........................     5.000     02/01/15           2,121,040

   1,110 Pomona, CA Pub Fin Auth Rev
            Merged Redev Proj Ser AD
            (MBIA Insd) (a) .........................     5.000     02/01/16           1,165,522
   1,000 Pomona, CA Pub Fin Auth Rev
            Sub Merged Redev Proj  ..................     5.125     02/01/33             925,590
   1,430 Pomona, CA Pub Fin Auth Rev
            Swr Proj Ser BA (AMBAC
            Insd)  ..................................     4.500     12/01/46           1,354,682
   1,360 Port Hueneme, CA Ctf Partn Cap
            Impt Pgm Rfdg (MBIA Insd)  ..............     6.000     04/01/19           1,609,125
   1,055 Poway, CA Redev Agy Tax Alloc
            Paguay Redev Proj (AMBAC
            Insd) (a) ...............................     5.375     06/15/20           1,134,030
   3,000 Rancho Cucamonga, CA Redev
            Agy Rancho Redev Proj (MBIA
            Insd)  ..................................     5.375     09/01/25           3,155,940
   1,000 Rancho Cucamonga, CA Redev
            Agy Tax Alloc Rancho Redev
            Hsg Set Aside Ser A (MBIA
            Insd)  ..................................     5.000     09/01/34           1,023,650
   2,000 Rancho Mirage, CA Jt Pwrs Fin
            Auth Rev Eisenhower Med Ctr
            Ser A  ..................................     5.000     07/01/47           1,912,580
     860 Redding, CA Elec Sys Rev Ctf
            Partn (MBIA Insd) (b)(e) ................     8.599     07/01/22           1,194,093
   1,400 Redding, CA Redev Agy Tax Alloc
            Canby Hilltop Cypress Redev
            Ser A (MBIA Insd)  ......................     5.000     09/01/23           1,466,598
   3,775 Riverside, CA Lease Rev Ctf
            Partn Galleria at Tyler Pub Impt
            (FGIC Insd)  ............................     5.000     09/01/36           3,853,256
   3,775 Riverside Cnty, CA Ctf Partn
            Historic Courthouse Proj Ser B
            (FGIC Insd) (a) .........................     5.000     11/01/27           3,874,396
   6,375 Rohnert Pk, CA Cmnty Dev
            Comm Tax Alloc Rev Hsg
            Redev Proj Ser H (FGIC
            Insd) (d) ...............................     4.375     08/01/37           5,861,793

   2,160 Roseville, CA Jt Uni High Sch
            Election 2004 Ser A (FGIC
            Insd) (a) ...............................     5.000     08/01/26           2,250,331
      70 Sacramento, CA City Fin Auth
            Rev Cap Impt (AMBAC Insd)  ..............     5.000     12/01/33              71,560
   2,000 Sacramento Cnty, CA San Dist
            Fin Auth Rev Sacramento Regl
            Cnty San (FGIC Insd)  ...................     5.000     12/01/29           2,090,020
   2,535 San Diego, CA Pub Fac Fin Auth
            Rev Pooled Fin Southcrest Ser
            B (Radian Insd)  ........................     5.250     10/01/27           2,555,001
   2,000 San Francisco, CA City & Cnty
            Second Ser Issue 26B (FGIC
            Insd)  ..................................     5.000     05/01/22           2,074,060
     600 San Jose, CA Redev Agy Tax
            Alloc Merged Area Redev Proj
            Rfdg Ser C (MBIA Insd)  .................     4.250     08/01/30             549,132
   1,000 San Leandro, CA Jt Proj Area Fin
            (MBIA Insd)  ............................     5.100     12/01/26           1,040,920
   1,340 Sanger, CA Uni Sch Dist Ctf Cap
            Impt Prog (FSA Insd) (a) ................     5.000     03/01/25           1,405,044
   2,000 Santa Fe Springs, CA Cmnty Dev
            Comm Tax Alloc Rfdg Ser A
            (MBIA Insd) (a) .........................     5.375     09/01/20           2,112,020
   2,065 Santa Fe Springs, CA Cmnty Dev
            Comm Tax Alloc Rfdg Ser A
            (MBIA Insd)  ............................     5.375     09/01/21           2,171,760
   2,450 Santa Monica, CA Cmnty College
            Rfdg Ser A (AMBAC Insd) (a)..............     5.250     02/01/23           2,565,983
   1,460 Shafter, CA Cmnty Dev Agy Tax
            Alloc Rev Cmnty Dev Proj Area
            No 1 Rfdg Ser A (FSA Insd)...............     5.000     11/01/36           1,497,113
   1,000 Shasta, CA Jt Pwr Fin Auth Cnty
            Admin Bldg Proj Ser A (MBIA
            Insd)  ..................................     5.250     04/01/22           1,051,590
   1,340 Soledad, CA Redev Agy Tax Alloc
            Soledad Redev Proj Ser A
            (XLCA Insd)  ............................     5.000     12/01/32           1,360,475

   1,000 South Gate, CA Pub Fin Auth
            South Gate Redev Proj No 1
            (XLCA Insd)  ............................     5.750     09/01/22           1,102,110
   2,365 Southern CA Logistics Arpt Auth.............     5.375     12/01/22           2,308,051
   1,250 Southern CA Logistics Arpt Auth.............     6.100     12/01/37           1,249,750
   2,000 Southern CA Logistics Arpt Auth.............     6.150     12/01/43           1,997,280
   2,150 Temecula, CA Redev Agy Tax
            Alloc Rev Temecula Redev Proj
            No 1 (MBIA Insd)  .......................     5.125     08/01/27           2,208,523
   1,670 Tobacco Securitization Auth
            Southn CA Tob Settlement
            ((Acquired 01/05/07 & 08/23/07,
           Cost $1,793,546)) (b) (c) ................     8.043     06/01/46             893,834
   2,500 Turlock, CA Pub Fin Auth Tax
            Alloc Rev (FSA Insd)  ...................     5.000     09/01/36           2,562,575
   1,340 Vallejo City, CA Uni Sch Dist Rfdg
            Ser A (MBIA Insd) (h) ...................     5.900     02/01/20           1,592,657
   3,170 Washington, CA Uni Sch Dist
            New High Sch Proj (AMBAC
            Insd)  ..................................     5.125     08/01/37           3,244,590
   3,655 Woodland, CA Fin Auth
            Wastewater Rev Second Sr Lien
            (MBIA Insd) (a) .........................     5.000     03/01/30           3,782,633
                                                                                   -------------
                                                                                   $ 245,226,777
                                                                                   -------------
         VIRGIN ISLANDS   0.5%
   1,200 Virgin Islands Wtr & Pwr Auth Ser A.........     5.000     07/01/26           1,182,912
                                                                                   -------------

TOTAL LONG-TERM INVESTMENTS  107.6%
  (Cost $243,135,808).......................................................         246,409,689

TOTAL SHORT-TERM INVESTMENTS  3.4%
  (Cost $7,900,000).........................................................          7,900,000
                                                                                   -------------

TOTAL INVESTMENTS  111.0%
  (Cost $251,035,808).......................................................         254,309,689

 LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (12.0%)
  (Cost ($27,530,000))
 (27,530)  Note with interest rates ranging from 3.48% to 3.61% at December 31,
           2007 and a contractual maturities of collateral ranging from 2021 to
           2047 (g)                                                                  (27,530,000)
                                                                                   -------------

TOTAL NET INVESTMENTS  99.0%
  (Cost $223,505,808).......................................................         226,779,689

OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%.................................           2,198,214
                                                                                   -------------

NET ASSETS 100.0%...........................................................       $ 228,977,903
                                                                                   =============


Percentages are calculated as a percentage of net assets.

*   Zero coupon bond
(a) The Fund owns 100% of the outstanding bond issuance.
(b) Inverse Floating Rate
(c) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets.
(d) Underlying security related to Inverse Floaters entered into by the Fund.
(e) Escrowed to Maturity
(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
    This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(g) Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2007.
(h) All or a portion of this security has been physically segregated in connection with open futures contracts.


AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:
                                                                                         UNREALIZED
                                                                                        APPRECIATION/
                                                                          CONTRACTS     DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008 (Current Notional
  Value of $116,375 per contract) ...................................       $  92         $  92,260
                                                                            -----         ---------

VAN KAMPEN INSURED TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                COUPON   MATURITY        VALUE
--------   ----------------------------------------   ------   --------   --------------
           MUNICIPAL BONDS 123.8%
           ALABAMA 2.5%
$  4,485   Alabama St Brd Ed Rev Athens St
              Univ (MBIA Insd) (a) ................    5.000%  09/01/27   $    4,705,168
   3,210   Auburn Univ AL Gen Fee Rev
              Auburn Univ Ser A (FSA Insd) ........    5.000   06/01/38        3,350,758
   1,095   Birmingham, AL Wtrwks & Swr
              Brd Rev Ser A (FGIC
              Insd) ...............................    5.000   01/01/21        1,161,828
   3,670   Houston Cnty, AL Hlthcare Auth
              Ser A (AMBAC Insd) ..................    5.250   10/01/30        3,780,283
   3,120   Huntsville, AL Hlthcare Auth Ser A
              (MBIA Insd) (Prerefunded @
              5/14/12) ............................    5.400   06/01/22        3,427,102
   8,000   Trussville, AL Wt Ser A (FGIC
              Insd) ...............................    5.000   10/01/31        8,287,840
                                                                          --------------
                                                                              24,712,979
                                                                          --------------
           ALASKA 2.2%
   1,000   Alaska Hsg Fin Corp Home Mtg
              Ser C (AMT) .........................    4.800   06/01/38          921,300
   2,000   Alaska St Hsg Fin Corp Gen Hsg
              Ser A (FGIC Insd) ...................    5.000   12/01/30        2,057,000
   1,000   Alaska St Hsg Fin Corp Gen Hsg
              Ser A (FGIC Insd) ...................    5.250   12/01/41        1,038,400
   6,525   Alaska St Intl Arpt Rev Rfdg Ser B
              (MBIA Insd) (b) .....................    5.000   10/01/24        6,794,370
   9,570   Alaska St Intl Arpt Rev Rfdg Ser D
              (MBIA Insd) (b) .....................    5.000   10/01/24        9,965,077
   1,215   Anchorage, AK Wtr Rev Rfdg
              (AMBAC Insd) ........................    6.000   09/01/19        1,276,880
     210   Anchorage, AK Wtr Rev Rfdg
              (AMBAC Insd) (Prerefunded @
              9/01/09) ............................    6.000   09/01/19          222,174
                                                                          --------------
                                                                              22,275,201
                                                                          --------------

           ARIZONA 2.7%
   1,225   Arizona St Univ Ctf Partn Resh
              Infrastructure Proj (AMBAC
              Insd) ...............................    5.250   09/01/24        1,293,575
   2,800   Goodyear, AZ Mcdowell Rd
              Coml Corridor Impt Dist
              (AMBAC Insd) ........................    5.250   01/01/32        2,896,376
   5,000   Maricopa Cnty, AZ Pollutn Ctl
              Corp Pollutn Ctl Rev El Paso
              Elec Co Rfdg Ser A (FGIC
              Insd) ...............................    4.800   08/01/40        4,914,850
  10,000   Mesa, AZ Util Sys Rev Rfdg
              Second Ser (FGIC Insd) (b) ..........    4.500   07/01/28        9,681,100
   1,900   Pima Cnty, AZ Indl Dev Auth AZ
              Charter Sch Proj Ser O ..............    5.000   07/01/26        1,727,936
   1,750   Pima Cnty, AZ Indl Dev Auth AZ
              Charter Sch Proj Ser O ..............    5.250   07/01/31        1,597,050
     385   Pima Cnty, AZ Indl Dev Auth Indl
              Rev Lease Oblig Irvington Proj
              Tucson Elec Pwr Co Rfdg Ser A
              (FSA Insd) ..........................    7.250   07/15/10          396,773
   4,000   Salt Verde Finl Corp Gas Rev AZ
              Sr ..................................    5.250   12/01/28        3,982,200
                                                                          --------------
                                                                              26,489,860
                                                                          --------------
           ARKANSAS 0.9%
   2,500   Arkansas St Dev Fin Auth Rev St
              Agy Fac Donaghey Plaza Proj
              (FSA Insd) ..........................    5.000   06/01/29        2,568,200
   6,265   Little Rock, AR Sch Dist Rfdg Ser
              B (FSA Insd) ........................    5.500   02/01/25        6,483,022
                                                                          --------------
                                                                               9,051,222
                                                                          --------------
           CALIFORNIA 25.4%
   1,625   Anaheim, CA Redev Agy Tax
              Allocation Rfdg Merged Redev
              Proj Area Ser A (FSA Insd) ..........    5.000   02/01/31        1,664,390
   4,000   Bay Area Govt Assn CA Rev Tax
              Alloc CA Redev Pool Ser A
              (XLCA Insd) .........................    5.250   09/01/35        4,111,720
   3,205   Bell, CA Cmnty Hsg Auth Lease
              Rev Rfdg (AMBAC Insd) ...............    5.000   10/01/30        3,324,578
   3,310   Bell, CA Cmnty Hsg Auth Lease
              Rev Rfdg (AMBAC Insd) ...............    5.000   10/01/36        3,385,501

   3,500   California Ed Fac Auth Rev
              Occidental College Ser A (MBIA
              Insd) ...............................    5.000   10/01/36        3,630,585
  10,000   California Hsg Fin Agy Rev
              Home Mtg Ser E (AMT) (b) ............    4.800   08/01/37        9,504,550
   2,500   California Hsg Fin Agy Rev Home
              Mtg Ser E (FGIC Insd) (AMT) .........    5.000   02/01/24        2,504,000
  10,935   California Hsg Fin Agy Rev
              Home Mtg Ser G (AMT) (b) ............    5.050   02/01/29       10,890,064
   5,000   California Hsg Fin Agy Rev
              Ser J (AMT) .........................    5.050   08/01/27        4,902,300
  12,085   California St Dept Vet Affairs
              Home  Pur Rev Ser A (AMT) (b) .......    4.950   12/01/37       11,542,427
   5,000   California St Dept Vet Affairs
              Home Pur Rev Ser B (AMT) ............    5.150   12/01/27        5,033,550
   5,000   California St Pub Wks Brd Lease
              Rev Office Emergency Svc Ser
              A (FGIC Insd) .......................    5.000   03/01/32        5,141,500
   3,000   California St Pub Wks Brd UCLA
              Replacement Hosp Ser A (FSA
              Insd) ...............................    5.000   10/01/22        3,113,310
   5,000   California St Var Purp (b) .............    5.000   06/01/37        5,039,025
   3,000   California Stwide Cmnty Dev Auth
              Rev CA Stwide Inland
              Regl Ctr Proj .......................    5.375   12/01/37        2,879,310
   3,320   California Stwide Cmnty Dev
              Auth Rev Mtg Ridgecrest Rgl
              Ser A (MBIA Insd) ...................    5.000   02/01/37        3,366,580
   1,095   California Stwide Cmnty Dev Auth
              Wtr & Wastewtr Rev Pooled Fin
              Ser 2004A (FSA Insd) ................    5.000   10/01/29        1,134,551
   3,920   California Stwide Cmnty Dev Auth
              Wtr & Wastewtr Rev Pooled Fin
              Ser 2004A (FSA Insd) ................    5.250   10/01/24        4,223,918
   2,980   California Stwide Cmnty Dev Auth
              Wtr & Wastewtr Rev Pooled Fin
              Pgm Ser C (FSA Insd) (a) ............    5.000   10/01/29        3,073,572
   4,000   California Stwide Cmnty Dev Auth
              Wtr & Wastewtr Rev Pooled Fin
              Pgm Ser C (FSA Insd) ................    5.250   10/01/34        4,172,440

   4,615   California Stwide Cmnty Dev Auth
              Wtr & Wastewtr Rev Ser D
              (FSA Insd) (a) ......................    5.000   10/01/26        4,842,750
   7,430   Capistrano, CA Uni Sch Dist
              (FGIC Insd) (a) .....................    5.000   09/01/25        7,638,114
   7,995   Capistrano, CA Uni Sch Dist
              (FGIC Insd) (a) .....................    5.000   09/01/26        8,201,751
   8,600   Capistrano, CA Uni Sch Dist
              (FGIC Insd) (a) .....................    5.000   09/01/27        8,794,532
   3,500   Capistrano, CA Uni Sch Dist
              (FGIC Insd) .........................    5.000   09/01/29        3,565,590
   5,000   Chino Vly Uni Sch Dist CA
              Election 2002 Ser C (MBIA
              Insd) ...............................    5.250   08/01/30        5,309,400
   3,225   Coronado, CA Cmnty Dev Agy
              Tax Alloc Coronado Cmnty Dev
              Proj (AMBAC Insd) ...................    5.000   09/01/30        3,297,949
     425   Earlimart, CA Elem Sch Dist Ser 1
              (AMBAC Insd) ........................    6.700   08/01/21          549,389
     250   Golden St Tob Sec Asset Bkd Ser
              A-1 .................................    5.750   06/01/47          235,042
  17,500   Golden St Tob Sec Corp CA Tob
              Settlement Rev Ser A-1 (b) ..........    5.750   06/01/47       16,453,063
     265   Golden West Sch Fin Auth CA
              Rev Rfdg Ser A (MBIA Insd) (a) ......    5.750   08/01/19          312,639
  10,000   Hawthorne, CA Cmnty Redev Agy
              Tax Alloc Proj Area No 2 (XLCA
              Insd) ...............................    5.250   09/01/36       10,340,400
     690   Jurupa, CA Univ Sch Dist Election
              2001 (FGIC Insd) ....................    5.000   08/01/26          712,653
   2,500   Lehman Muni Tr Rcpts Var Sts Ri
              Trs Ser 07 (MBIA Insd) (c)(d) .......    4.887   05/15/47        1,969,400
   3,360   Loma Linda, CA Redev Agy Tax
              Alloc Ser A (XLCA Insd) .............    5.250   07/01/30        3,470,309
   9,200   Los Angeles, CA Muni Impt Corp
              Lease Rev Police Headquarters
              Fac Ser A (FGIC Insd) ...............    4.250   01/01/37        8,291,224
  10,000   Merced, CA Irr Dist Rev Ctf Partn
              Elec Sys Proj (XLCA Insd) ...........    5.250   09/01/36       10,314,200
   4,000   Murrieta Vy, CA Uni Sch Dist Pub
              Fin Auth Spl Tax Rev Ser A
              (AGL Insd) ..........................    4.750   09/01/36        3,941,200

   3,000   Oxnard, CA Fin Auth Headworks
              Proj (AMBAC Insd) ...................    5.000   06/01/36        3,094,470
   5,000   Palm Springs, CA Fin Lease Rev
              Convention Ctr Proj Ser A
              (MBIA Insd) .........................    5.500   11/01/29        5,415,600
   4,000   Port Oakland, CA Rfdg Inter Lien
              Ser A (MBIA Insd) (AMT) .............    5.000   11/01/29        4,040,000
  10,000   Poway, CA Uni Sch Dist Spl Tax
              Cmnty Fac Dist No 6-4S Ranch
              (AMBAC Insd) ........................    5.000   09/01/35       10,087,100
   1,140   Rohnert Park, CA Swr Sys Rev
              Ctf Partn Spl Term (AMBAC
              Insd) ...............................    5.000   06/01/30        1,163,666
   5,140   San Marcos, CA Pub Fac Auth
              Rev Tax Increment Pass-Thru
              Ser A Rfdg (AMBAC Insd) (b) .........    5.000   10/01/31        5,348,376
   2,785   Santa Monica, CA Cmnty College
              Rfdg Ser A (AMBAC Insd) .............    5.000   02/01/27        2,844,153
   3,935   Sierra Kings, CA Hlthcare Dist
              Election 2006 (Radian Insd) .........    5.000   08/01/37        3,782,165
   5,380   South Orange Cnty, CA Pub Fin
              Auth Spl Tax Rev Ladera Ranch
              Ser A (AMBAC Insd) ..................    5.000   08/15/27        5,501,158
   2,000   South Tahoe, CA Jt Pwr Fin
              Redev Proj Area No 1 Rfdg Ser
              A (AMBAC Insd) ......................    5.000   10/01/35        2,041,700
   4,225   Stockton, CA Port Dist Port Rev
              Ser A (MBIA Insd) ...................    4.500   07/01/32        4,108,813
   3,335   Tobacco Sec Auth Southn CA Tob
              Settlement Rols II R Ser 741 (c) ....    8.043   06/01/46        1,784,992
   1,715   Vallecitos Wtr Dist Wtr Ser A
              (FSA Insd) ..........................    5.000   07/01/27        1,804,403
   4,100   Vallecitos Wtr Dist Wtr Ser A
              (FSA Insd) ..........................    5.000   07/01/35        4,284,459
     700   Vallejo City, CA Uni Sch Rfdg Ser
              A (MBIA Insd) .......................    5.900   08/01/25          841,323
   4,440   Washington, CA Uni Sch Dist Yolo
              Cnty Partn New High Sch Proj
              (AMBAC Insd) ........................    5.000   08/01/30        4,515,924
                                                                          --------------
                                                                             251,535,778
                                                                          --------------

           COLORADO 5.8%
  10,000   Arkansas River Pwr Auth CO Pwr
              Rev Impt (XLCA Insd) ................    5.000   10/01/43        9,984,300
   1,300   Bromley Pk Met Dist CO Rfdg &
              Impt (Radian Insd) ..................    4.750   12/01/37        1,161,134
   3,745   Colorado Ed & Cultural Fac Auth
              Rev Charter Sch Aurora
              Academy Sch Proj Rfdg Ser A
              (XLCA Insd) (a) .....................    5.250   02/15/34        3,894,650
   2,500   Colorado Ed & Cultural Fac Auth
              Rev Charter Sch Bromley Sch
              Proj Rfdg (XLCA Insd) ...............    5.250   09/15/32        2,626,600
   1,000   Colorado Ed & Cultural Fac Auth
              Rev Charter Sch Woodrow
              Wilson Sch Proj Rfdg Ser A
              (XLCA Insd) .........................    5.250   12/01/34        1,049,790
   2,770   Colorado Ed & Cultural Fac Auth
              Rev Rfdg Charter Sch
              Challenge Proj Rfdg
              (CIFG Insd) .........................    5.000   06/01/37        2,781,246
   1,500   Colorado Hlth Fac Auth Rev Hosp
              Valley View Assn Proj ...............    5.125   05/15/37        1,358,865
   2,000   Compark Business Campus Met Dist
              Co Rfdg & Impt Ser A
              (Radian Insd) .......................    5.600   12/01/34        2,037,380
   2,095   Conservatory Met Dist CO
              Arapahoe Cnty Rfdg & Impt Ltd Tax
              Conv Unltd (Radian Insd) ............    5.125   12/01/37        1,928,510
  17,580   Denver, CO Convention Ctr Hotel
              Auth Rev Rfdg (XLCA Insd) (b) .......    5.000   12/01/35       17,634,938
  11,470   Southlands Met Dist No 1 CO
              Rfdg & Impt (Radian Insd) ...........    5.250   12/01/34       11,069,124
   2,000   Walker Field, CO Pub Arpt Auth
              Arpt Rev Gen ........................    4.750   12/01/27        1,765,620
                                                                          --------------
                                                                              57,292,157
                                                                          --------------
           CONNECTICUT 0.4%
   1,000   Connecticut St Hlth & Ed Fac
              Auth Rev Hosp For Spl Care
              Ser C (Radian Insd) .................    5.250   07/01/32          975,770
   3,000   Connecticut St Hsg Fin Auth
              Hsg Mtg Fin Pg Subser B
              (AMBAC Insd) (AMT) ..................    5.050   11/15/33        2,917,500
                                                                          --------------

                                                                               3,893,270
                                                                          --------------
           DISTRICT OF COLUMBIA 0.4%
   4,000   Metropolitan Washington DC Arpt
              Ser A (FSA Insd) (AMT) ..............    5.000   10/01/32        4,013,760
                                                                          --------------
           FLORIDA 9.1%
   5,000   Auburndale, FL Wtr & Swr Rev
              (AMBAC Insd) ........................    4.250   12/01/32        4,586,950
     500   Dade Cnty, FL Aviation Rev Ser B
              (MBIA Insd) .........................    5.600   10/01/26          505,640
     140   Escambia Cnty, FL Hlth Fac Auth
              Rev (AMBAC Insd) ....................    5.950   07/01/20          146,234
   1,800   Florida Hsg Fin Corp Rev
              Ser 6 (AMT) (b) .....................    4.550   07/01/26        1,655,387
   3,500   Florida Hsg Fin Corp Rev
              Ser 6 (AMT) (b) .....................    4.625   07/01/31        3,218,808
   2,500   Florida Hsg Fin Corp Rev
              Ser 6 (AMT) (b) .....................    4.700   07/01/37        2,299,149
   1,000   Florida Intergovnmtl Fin Ser C1
              (AMBAC Insd) ........................    5.125   02/01/31        1,034,260
     575   Florida Muni Ln Council Rev Ser
              B (MBIA Insd) .......................    5.750   11/01/14          618,993
   1,185   Florida St Brd Ed Cap Outlay Pub
              Ed Ser C (FGIC Insd) ................    5.000   06/01/23        1,235,007
   2,750   Florida St Brd Ed Lottery Rev Ser
              B (FGIC Insd) .......................    5.250   07/01/13        2,806,045
     750   Florida St Brd of Regt Hsg Rev
              (MBIA Insd) .........................    5.750   07/01/14          801,780
   1,365   Florida St Correctional
              Privatization Commn Ctf Partn
              (MBIA Insd) .........................    5.375   08/01/14        1,471,607
   1,900   Fort Myers, FL Impt Rev Rfdg
              (MBIA Insd) .........................    4.450   12/01/35        1,799,642
   1,340   Gulf Breeze, FL Rev Loc Govt
              (FGIC Insd) .........................    5.150   12/01/20        1,407,027
     500   Gulf Breeze, FL Rev Loc Govt
              (FGIC Insd) .........................    5.650   12/01/20          520,830
   1,000   Indian River Cnty, FL Hosp Rev
              Rfdg (FSA Insd) .....................    6.100   10/01/18        1,012,110
   1,000   Key West, FL Util Brd Elec Rev
              Cap Apprec Ser D (AMBAC
              Insd) (e) ...........................        *   10/01/13          798,140

  20,000   Miami-Dade Cnty, FL Aviation Rev
              Miami Intl Arpt Ser A (CIFG
              Insd) (AMT) .........................    5.000   10/01/38       19,507,800
   5,000   Miami-Dade Cnty, FL Pub Fac
              Rev Jackson Hlth Sys Ser A
              (MBIA Insd) .........................    5.000   06/01/31        5,032,100
   1,000   Orlando, FL Cmnty Redev Agy
              Tax Rep Drive Unvl Blvd Rfdg
              (AMBAC Insd) ........................    5.125   04/01/20        1,056,520
   5,000   Palm Beach Cnty, FL Sch Brd Ctf
              Partn Ser E (MBIA Insd) .............    5.000   08/01/32        5,123,400
     750   Polk Cnty, FL Sch Brd Ctf Partn
              Master Lease Ser A (FSA
              Insd) ...............................    5.500   01/01/16          803,558
   1,000   Port Saint Lucie, FL Spl Assmt
              Rev Util Svc Area No 3 & 4A
              (MBIA Insd) .........................    5.000   10/01/18        1,021,640
     535   Saint Johns Cnty, FL Indl Dev
              Auth Professional Golf Proj
              Rfdg (MBIA Insd) ....................    5.250   09/01/12          575,280
   1,000   Saint Lucie Cnty, FL Sch Brd Ctf
              Ser A (FSA Insd) ....................    5.000   07/01/21        1,044,830
   2,735   Santa Rosa Bay Brdg Auth FL
              Rev Cap Apprec (MBIA Insd) ..........        *   07/01/18        1,724,664
     500   Seminole Tribe FL Spl Oblig Rev
              Ser A (d) ...........................    5.250   10/01/27          461,900
     500   Seminole Tribe FL Spl Oblig Rev
              Ser A (d) ...........................    5.750   10/01/22          501,280
   4,000   Sunrise, FL Util Sys Rev Rfdg
              (AMBAC Insd) ........................    5.200   10/01/22        4,357,000
   8,825   Tallahassee, FL Hlth Fac Rev
              Tallahassee Mem Regl Med
              Rfdg Ser A (MBIA Insd) (f) ..........    6.625   12/01/13        8,848,739
   8,720   Tampa Bay Wtr FL Regl Wtr
              Supply Auth Util Sys Rev Impt &
              Rfdg Ser A (FGIC Insd) ..............    4.500   10/01/36        8,349,138
   1,000   Village Ctr Cmnty Dev Dist FL Ser
              A (MBIA Insd) .......................    5.200   11/01/25        1,052,910
   3,735   Volusia Cnty, FL Ed Fac Auth Rev
              Ed Fac Embry Riddle Rfdg Ser
              B (AMBAC Insd) ......................    5.250   10/15/19        3,884,587

   1,000   Volusia Cnty, FL Ed Fac Auth Rev
              Ed Fac Embry Riddle Rfdg Ser
              B (AMBAC Insd) ......................    5.250   10/15/22        1,036,250
                                                                          --------------
                                                                              90,299,205
                                                                          --------------
           GEORGIA 6.2%
   1,370   Atlanta, GA Tax Allocation Rfdg
              Atlantic Sta Proj (AGL Insd) ........    5.250   12/01/21        1,476,997
   1,000   Atlanta, GA Tax Allocation Rfdg
              Atlantic Sta Proj (AGL Insd) ........    5.250   12/01/22        1,074,750
   4,390   Bleckley-Cochran, GA Dev Auth
              Student Hsg Fac Rev MGC
              Real Estate Fndtn Ser A (CIFG
              Insd) ...............................    5.000   07/01/25        4,493,341
  11,355   Bleckley-Cochran, GA Dev Auth
              Student Hsg Fac Rev MGC
              Real Estate Fndtn Ser A (CIFG
              Insd) (a) ...........................    5.000   07/01/36       11,485,923
  10,795   Clayton Cnty,GA Dev Auth CSU
              Fndtn Real Estate I Llc Pj
              (XLCA Insd) (a) .....................    5.000   07/01/38       11,128,457
   2,500   Fulton Cnty, GA Dev Auth Rev
              GA Tech North Ave Apts Proj
              Ser A (XLCA Insd) ...................    5.000   06/01/32        2,590,150
  14,530   Georgia Muni Elec Auth Pwr Rev
              2005 Ser Y (AMBAC Insd) .............    6.400   01/01/13       16,015,983
     160   Georgia Muni Elec Auth Pwr Rev
              2005 Ser Y (AMBAC Insd)
              (Prerefunded @ 1/01/11) .............    6.400   01/01/13          174,846
   9,445   Georgia Muni Elec Auth Pwr Rev
              2005 Ser Y (MBIA Insd) ..............    6.500   01/01/17       10,937,971
     145   Georgia Muni Elec Auth Pwr Rev
              2005 Ser Y (MBIA Insd)
              (Prerefunded @ 1/01/14) .............    6.500   01/01/17          169,169
     860   Georgia Muni Elec Auth Pwr Rev
              Ser Y (AMBAC Insd) (e) ..............    6.400   01/01/13          955,125
     410   Georgia Muni Elec Auth Pwr Rev
              Ser Y (MBIA Insd) ...................    6.500   01/01/17          480,901
   1,000   Georgia St Hsg & Fin Auth Rev
              Single Family Mtg Ser D-2
              (AMT) ...............................    5.250   12/01/37          980,000
                                                                          --------------
                                                                              61,963,613
                                                                          --------------

           IDAHO 0.4%
   3,750   Idaho Hsg & Fin Assn Single
              Family Mtg Rev Class III Ser
              G-1 (AMT) ...........................    5.125   01/01/29        3,752,925
                                                                          --------------
           ILLINOIS 15.5%
   1,000   Bartlett, IL Tax Increment Rev
              Rfdg Sr Lien Quarry Redev
              Proj ................................    5.600   01/01/23          985,550
   5,010   Bourbonnais, IL Indl Proj Rev
              Olivet Nazarene Univ Proj
              (Radian Insd) .......................    5.125   11/01/37        4,806,544
   1,500   Chicago, IL Brd Ed Cap Apprec
              Sch Reform Ser A (FGIC Insd) ........        *   12/01/19          882,630
   1,020   Chicago, IL Brd Ed Cap Apprec
              Sch Reform Ser A (FGIC Insd) ........        *   12/01/25          428,471
   2,845   Chicago, IL Brd Ed Cap Apprec
              Sch Reform Ser B-1 (FGIC
              Insd) ...............................        *   12/01/19        1,674,055
   2,000   Chicago, IL Lakefront Millenium
              Pkg Fac (MBIA Insd)
              (Prerefunded @ 1/01/12) .............    5.700   01/01/25        2,220,360
   2,000   Chicago, IL Lakefront Millenium
              Pkg Fac (MBIA Insd)
              (Prerefunded @ 1/01/12) .............    5.750   01/01/29        2,224,100
   5,925   Chicago, IL Midway Arpt Rev
              Second Lien Rfdg Ser B
              (AMBAC Insd) (a) ....................    5.000   01/01/21        6,182,500
   6,220   Chicago, IL Midway Arpt Rev
              Second Lien Rfdg Ser B
              (AMBAC Insd) (a) ....................    5.000   01/01/22        6,471,288
   1,000   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Rfdg Ser A
              (MBIA Insd) .........................    5.000   01/01/29        1,024,010
   5,000   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Rfdg Ser E
              (CIFG Insd) .........................    5.000   01/01/34        5,052,900
   2,840   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Rfdg Ser E
              (CIFG Insd) (a) .....................    5.250   01/01/21        2,965,329

   3,120   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Rfdg Ser E
              (CIFG Insd) .........................    5.250   01/01/23        3,242,678
   1,430   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Rfdg Ser E
              (CIFG Insd) .........................    5.250   01/01/24        1,483,182
  12,000   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Ser A
              (MBIA Insd) (b) .....................    5.250   01/01/24       12,674,460
  17,500   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Ser A-2 Rfdg
              (FSA Insd) (AMT) (b) ................    5.750   01/01/20       18,734,013
  20,000   Chicago, IL O'Hare Intl Arpt Rev
              Gen Arpt Third Lien Ser A-2 Rfdg
              (FSA Insd) (AMT) (b) ................    5.750   01/01/21       21,388,500
   5,000   Chicago, IL Pk Dist Ser A (FGIC
              Insd) ...............................    5.000   01/01/31        5,185,100
     615   Chicago, IL Pk Dist Ser C (FGIC
              Insd) ...............................    5.500   01/01/19          653,622
   3,230   Chicago, IL Proj Rfdg Ser A
              (FGIC Insd) .........................    5.375   01/01/34        3,310,879
   1,305   Chicago, IL Proj Rfdg Ser A
              (MBIA Insd) .........................    5.500   01/01/38        1,376,344
      50   Chicago, IL Proj Rfdg Ser A
              (MBIA Insd) (Prerefunded @
              1/01/11) ............................    5.500   01/01/38           53,846
     145   Chicago, IL Proj Rfdg Ser A
              (AMBAC Insd) ........................    5.625   01/01/39          155,293
   4,975   Chicago, IL Single Family Mtg Rev
              Coll Ser I (GNMA Collateralized)
              (AMT) ...............................    5.300   06/01/43        5,145,245
     345   Cook Cnty, IL Sch Dist No 100
              Berwyn South Cap Apprec (FSA
              Insd) (a) ...........................    8.100   12/01/16          461,814
     290   Cook Cnty, IL Sch Dist No 100
              Berwyn South Cap Apprec (FSA
              Insd) (a) ...........................    8.200   12/01/14          373,839
   2,605   Cook Cnty, IL Sch Dist No 122
              Oak Lawn Cap Apprec (FGIC
              Insd) (a) ...........................        *   12/01/17        1,708,359

   2,995   Cook Cnty, IL Sch Dist No 122
              Oak Lawn Cap Apprec (FGIC
              Insd) (a) ...........................        *   12/01/18        1,860,314
   4,210   Cook Cnty, IL Sch Dist No 122
              Oak Lawn Cap Apprec (FGIC
              Insd) (a) ...........................        *   12/01/19        2,468,618
   4,050   Cook Cnty, IL Sch Dist No 122
              Oak Lawn Cap Apprec (FGIC
              Insd) ...............................        *   12/01/20        2,242,283
   3,000   Du Page Cnty, IL Cmnty High Sch
              (FSA Insd) ..........................    5.600   01/01/22        3,238,980
     540   Grundy, Kendall & Will Cntys, IL
              (AMBAC Insd) ........................    5.500   05/01/20          571,320
     340   Grundy, Kendall & Will Cntys, IL
              (AMBAC Insd) ........................    5.500   05/01/21          357,700
   3,000   Huntley, IL Spl Svc Area No 10 Spl
              Tax Rfdg (AGL Insd) .................    5.100   03/01/29        3,115,980
   2,000   Illinois Dev Fin Auth Rev Sch Dist
              Pgm Rockford Sch 205 (FSA
              Insd) ...............................    6.650   02/01/11        2,199,880
   1,000   Illinois Fin Auth Rev IL Fin Auth
              Roosevelt Univ ......................    5.400   04/01/27          979,410
   5,000   Illinois Fin Auth Rev Osf Hlthcare
              Sys Ser A ...........................    5.750   11/15/37        5,178,650
     980   Illinois Hsg Dev Auth Multi Fam
              Rev Ser K ...........................    4.600   07/01/23          975,169
   2,000   Illinois Med Dist (MBIA Insd) ..........    5.250   06/01/32        2,080,260
   1,200   Lake Cnty, IL Cmnty Cons Sch
              Dist No 50 Woodland Cap
              Apprec Ser B (FGIC Insd) ............        *   12/01/14          913,692
   6,790   Lake Cnty, IL Cmnty Unit Sch Dist
              No 60 Waukegan Cap Apprec
              Ser A (FSA Insd) ....................        *   12/01/17        4,518,202
   3,000   McHenry & Kane Cnty, IL Cmnty
              Cons Sch Dist No 158 Cap
              Apprec (FGIC Insd) ..................        *   01/01/17        2,045,640
   4,000   McHenry & Kane Cnty, IL Cmnty
              Cons Sch Dist No 158 Cap
              Apprec (FGIC Insd) ..................        *   01/01/18        2,585,920
   1,330   McHenry Cnty, IL Cmnty High
              Sch Dist No 154 Cap Apprec
              (FGIC Insd) .........................        *   01/01/16          953,756

   6,000   Metropolitan Pier & Expo Auth IL
              Dedicated St Tax Rev
              McCormick Pl Expn Ser A
              (MBIA Insd) .........................    5.250   06/15/42        6,212,760
                                                                          --------------
                                                                             153,363,445
                                                                          --------------
           INDIANA 1.2%
     610   Indiana Bd Bk Spl Pgm Ser A
              (AMBAC Insd) (e) ....................    9.750   08/01/09          641,372
   2,350   Indiana Hlth & Ed Fac Fin Cmnty
              Fndtn Northwest IN ..................    5.500   03/01/37        2,166,183
   5,000   Indiana Muni Pwr Agy Pwr Supply
              Ser A (MBIA Insd) ...................    5.000   01/01/37        5,125,650
   3,840   Indiana Muni Pwr Agy Pwr Supply
              Ser A (MBIA Insd) ...................    5.000   01/01/42        3,913,882
     500   Plainfield, IN Cmnty High Sch
              Bldg Corp First Mtg (FGIC
              Insd) ...............................    5.000   01/15/30          518,575
                                                                          --------------
                                                                              12,365,662
                                                                          --------------
           IOWA 0.2%
   2,375   Iowa Fin Auth Hosp Fac Rev
              Trinity Regl Hosp Proj (FSA
              Insd) ...............................    5.750   07/01/17        2,427,440
                                                                          --------------
           KANSAS 0.2%
   2,250   Lenexa, KS Hlthcare Fac Rev
              Rfdg & Impt .........................    5.500   05/15/39        1,997,955
                                                                          --------------
           LOUISIANA 2.8%
   3,075   Calcasieu Parish, LA Mem Hosp
              Svc Dist Hosp Rev Lake
              Charles Mem Hosp Proj Ser A
              (Connie Lee Insd) ...................    6.375   12/01/12        3,302,796
   5,530   Calcasieu Parish, LA Mem Hosp
              Svc Dist Hosp Rev Lake
              Charles Mem Hosp Proj Ser A
              (Connie Lee Insd) ...................    6.500   12/01/18        6,685,660
   7,500   Lafayette, LA Util Rev (MBIA Insd) .....    5.250   11/01/24        7,984,650
   7,000   Louisiana St Gas & Fuels Tax Rev
              Ser A (XLCA Insd) (b) ...............    5.000   05/01/27        7,135,695
   2,500   Louisiana St Gas & Fuels Tax Rev
             Ser A (XLCA Insd) (b) ................    5.000   05/01/28        2,541,575

     225   New Orleans, LA Home Mtg Auth
              Single Family Mtg Rev Ser 1985
              (MBIA Insd) .........................        *   09/15/16           90,974
                                                                          --------------
                                                                              27,741,350
                                                                          --------------
           MARYLAND 0.6%
   1,255   Maryland St Cmnty Dev Admin
              Dept Hsg & Cmnty Dev
              Ser P (AMT) (b) .....................    4.450   09/01/21        1,185,389
   1,000   Maryland St Cmnty Dev Admin
              Dept Hsg & Cmnty Dev
              Ser P (AMT) (b) .....................    4.550   09/01/26          944,533
   1,350   Maryland St Cmnty Dev Admin
              Dept Hsg & Cmnty Dev
              Ser P (AMT) (b) .....................    4.625   09/01/31        1,275,119
     675   Maryland St Cmnty Dev Admin
              Dept Hsg & Cmnty Dev
              Ser P (AMT) (b) .....................    4.700   03/01/37          637,560
   1,500   Maryland St Hlth & Higher Ed Fac
              Auth Rev Mercy Med Ctr Ser
              A ...................................    5.500   07/01/42        1,442,265
                                                                          --------------
                                                                               5,484,866
                                                                          --------------
           MASSACHUSETTS 2.4%
   2,350   Massachusetts Muni Whsl Elec
              Co Nuclear Mix Ser 1-A (MBIA
              Insd) ...............................    5.250   07/01/13        2,531,843
     175   Massachusetts Muni Whsl Elec
              Co Proj No. 6-A Ser A
              (MBIA Insd) .........................    5.250   07/01/16          188,065
   1,000   Massachusetts St Hlth & Ed Fac
              Auth Rev Univ MA Mem Issue
              Ser D ...............................    5.000   07/01/33          910,860
   2,065   Massachusetts St Hsg Fin Agy
              Hsg Rev Single Family
              Hsg Ser 126 (AMT) (b) ...............    4.625   06/01/32        1,894,538
   3,000   Massachusetts St Hsg Fin Agy
              Hsg Ser A (AMT) .....................    5.200   12/01/37        2,966,190
   1,745   Massachusetts St Hsg Fin Agy
              Hsg Ser C (AMT) .....................    5.100   12/01/27        1,737,357
  10,000   Massachusetts St Hsg Fin Agy
              Hsg Single Family Hsg Ser 128
              (FSA Insd) (AMT) ....................    4.875   12/01/38        9,320,900

   5,000   Massachusetts St Wtr Pollutn
              Abatement Tr Pool Pgm
              Ser 12 (b) ..........................    4.375   08/01/31        4,825,000
                                                                          --------------
                                                                              24,374,753
                                                                          --------------
           MICHIGAN 0.3%
      75   Chippewa Valley, MI Sch Bldg &
              Site (FSA Insd) .....................    5.000   05/01/20           79,928
   3,000   Michigan Tob Settlement Fin Auth
              Tob Settlement Asset Sr Ser A .......    6.000   06/01/48        2,926,410
                                                                          --------------
                                                                               3,006,338
                                                                          --------------
           MISSISSIPPI 0.6%
   1,000   Harrison Cnty, MS Wastewtr
              Mgmt & Solid Wastewtr
              Treatment Fac Rfdg Ser A
              (FGIC Insd) (e) .....................    8.500   02/01/13        1,236,090
   5,000   Mississippi Dev Bank Spl Oblg
              Muni Energy Agy Pwr Supply
              Proj Ser A (XLCA Insd) ..............    5.000   03/01/41        5,004,650
                                                                          --------------
                                                                               6,240,740
                                                                          --------------
           MISSOURI 1.1%
   1,000   Cass Cnty, MO Hosp Rev .................    5.625   05/01/38          954,780
     950   Mehlville, MO Sch Dist No R-9 Ctf
              Partn Ser A (FSA Insd)
              (Prerefunded @ 3/01/11) .............    5.500   03/01/16        1,017,184
     220   Mehlville, MO Sch Dist No R-9 Ctf
              Partn Ser A (FSA Insd) ..............    5.500   03/01/16          234,498
     995   Mehlville, MO Sch Dist No R-9 Ctf
              Partn Ser A (FSA Insd)
              (Prerefunded @ 3/01/11) .............    5.500   03/01/17        1,065,366
     230   Mehlville, MO Sch Dist No R-9 Ctf
              Partn Ser A (FSA Insd) ..............    5.500   03/01/17          244,302
   2,400   Missouri St Hsg Dev Commn
              Single Family Mtg Rev
              Homeownership Ln Prog Ser D-1
              (GNMA Collateralized) (AMT) .........    5.100   09/01/38        2,336,328
   2,750   Springfield, MO Pub Bldg Corp
              Leasehold Rev Springfield
              Branson Arpt Ser B (AMBAC
              Insd) (AMT) (b) ......................   4.550   07/01/29        2,509,836

   3,350   Springfield, MO Pub Bldg Corp
              Leasehold Rev Springfield
              Branson Aprt Ser B (AMBAC
              Insd) (AMT) (b) .....................    4.600   07/01/36        3,057,436
                                                                          --------------
                                                                              11,419,730
                                                                          --------------
           MONTANA 1.0%
   2,900   Forsyth, MT Pollutn Ctl Rev
              Northwestn Corp Colstrip Rfdg
              (AMBAC Insd) ........................    4.650   08/01/23        2,881,150
   5,750   Montana Fac Fin Auth Rev
              Benefis Hlth Sys (AGL Insd) .........    5.000   01/01/37        5,847,980
   1,000   Montana St Brd Hsg Single Family
              Mtg Ser D (AMT) .....................    5.100   12/01/27          989,480
                                                                          --------------
                                                                               9,718,610
                                                                          --------------
           NEBRASKA 0.6%
   3,620   Saunders Cnty, NE (FSA Insd) (a) .......    5.000   11/01/35        3,693,088
   2,000   Washington Cnty, NE Wastewtr &
              Solid Waste Disp Fac Rev
              Cargill Inc Proj (AMT) ..............    4.850   04/01/35        1,892,900
                                                                          --------------
                                                                               5,585,988
                                                                          --------------
           NEVADA   2.2%
  10,040   Clark Cnty, NV Arpt Rev Sub
              Lien Ser A-1 (AMT)
              (FGIC Insd) (b) .....................    5.500   07/01/22       10,491,097
  10,000   Director St, NV Dept Business &
              Ind Las Vegas Monorail Proj
              First Tier (AMBAC Insd) .............    5.625   01/01/32       10,276,900
     935   Reno, NV Cap Impt Rev (FGIC
              Insd) ...............................    5.125   06/01/26          973,784
                                                                          --------------
                                                                              21,741,781
                                                                          --------------
           NEW JERSEY 8.1%
   2,500   New Jersey St Hsg & Mtg Fin Agy
              Rev Single Family Hsg Ser U
              (AMT) ...............................    4.900   10/01/27        2,441,675
   4,000   Tobacco Settlement Fin Corp NJ
              Ser A-1 .............................    4.750   06/01/34        3,270,800
  13,430   Tobacco Settlement Fin Corp NJ
              Ser A-1 (b) .........................    4.750   06/01/34       11,160,448
  70,000   Tobacco Settlement Fin Corp NJ
              Ser A-1 (b) .........................    5.000   06/01/41       63,427,321
                                                                          --------------
                                                                              80,300,244
                                                                          --------------

           NEW YORK 1.7%
   5,470   New York City Hlth & Hosp Hlth
              Sys Ser A (FSA Insd) ................    5.000   02/15/21        5,705,319
   5,000   New York City, NY Indl Dev Agy
              Civic Fac Rev Polytechnic Univ
              Proj (ACA Insd) (b) .................    5.250   11/01/27        4,376,013
   2,360   New York City, NY City Hsg Dev
              Corp Ser B-1 (AMT) ..................    5.125   11/01/32        2,333,686
   3,105   New York St Dorm Auth Rev Insd
              Brooklyn Law Sch Ser B (XLCA
              Insd) (a) ...........................    5.375   07/01/21        3,365,696
   1,000   New York St Mtg Agy Homeowner
              Mtg Rev (AMT) .......................    5.125   10/01/37          972,700
                                                                          --------------
                                                                              16,753,414
                                                                          --------------
           NORTH CAROLINA 0.2%
   1,650   North Carolina Hsg Fin Agy
              Homeownership Rev Ser 30-A
              (AMT) ...............................    5.250   07/01/39        1,623,765
                                                                          --------------
           NORTH DAKOTA 1.2%
   5,000   Mercer Cnty, ND Pollutn Ctl Rev
              Antelope Vly Station Rfdg
              (AMBAC Insd) ........................    7.200   06/30/13        5,617,700
   5,000   Oliver Cnty, ND Pollutn Ctl Rev
              Square Butte Elec Coop Rfdg
              Ser A (AMBAC Insd) ..................    5.300   01/01/27        5,168,600
   1,125   Ward Cnty, ND Hlthcare Fac Rev
              Trinity Obligated Group .............    5.125   07/01/25        1,102,095
                                                                          --------------
                                                                              11,888,395
                                                                          --------------
           OKLAHOMA 1.1%
   1,000   Chickasaw Nation, OK Hlth
              Sys (g) .............................    6.250   12/01/32        1,005,430
   1,480   Jenks, OK Aquarium Auth Rev
              Rfdg (MBIA Insd) ....................    5.250   07/01/33        1,561,178
   4,320   McAlester, OK Pub Wks Auth Util
              Cap Apprec Ser A (FSA Insd) .........        *   02/01/30        1,282,867
   2,400   Oklahoma City, OK Pub Ppty Auth
              Hotel Tax Rev (FGIC Insd) ...........    5.250   10/01/29        2,531,112
   2,000   Oklahoma Colleges Brd Regt Stad
              Univ Cent OK Ser B (AMBAC
              Insd) ...............................    5.500   06/01/24        2,191,220
   2,000   Tulsa, OK Cmnty College Rev
              (AMBAC Insd) ........................    5.500   07/01/22        2,169,600
                                                                          --------------

                                                                              10,741,407
                                                                          --------------
           PENNSYLVANIA 3.0%
   5,000   Allegheny Cnty, PA Hosp Dev
              Auth Rev Insd Hlth Sys Ser A
              (MBIA Insd) (Prerefunded @
              11/15/10) ...........................    6.500   11/15/30        5,539,700
   4,875   Allegheny Cnty, PA Hosp Dev
              Auth Rev Pittsburgh Mercy Hlth
              Sys Inc (AMBAC Insd) (e) ............    5.625   08/15/26        5,280,844
   3,000   Allegheny Cnty, PA San Auth Swr
              (FGIC Insd) .........................    5.000   12/01/37        3,096,540
     250   Harrisburg, PA Auth Res Gtd Sub
              Ser D-2 (FSA Insd) ..................    5.000   12/01/33          268,702
   3,000   Lycoming Cnty, PA Auth College
              Rev PA College of Technology
              (AMBAC Insd) ........................    5.350   07/01/26        3,126,000
   1,800   Pennsylvania Hsg Fin Agy Single
              Family Mtg Rev Ser 96-A
              (AMT) (b) ...........................    4.600   10/01/27        1,644,250
   2,500   Pennsylvania Hsg Fin Agy Single
              Family Mtg Rev Ser 96-A
              (AMT) (b) ...........................    4.650   10/01/31        2,283,683
   4,700   Pennsylvania Hsg Fin Agy Single
              Family Mtg Rev Ser 96-A
              (AMT) (b) ...........................    4.700   10/01/37        4,293,322
   4,555   Philadelphia, PA Gas Wks Rev
              1998 Gen Ordinance 4th Ser
              (FSA Insd) ..........................    5.250   08/01/21        4,803,430
                                                                          --------------
                                                                              30,336,471
                                                                          --------------
           RHODE ISLAND 0.1%
   1,075   Rhode Island Hsg & Mtg Fin Corp
              Homeownership Oppty Ser 57-B
              (AMT) ...............................    5.350   10/01/37        1,076,225
                                                                          --------------
           SOUTH CAROLINA 2.7%
   3,325   Columbia, SC Pkg Fac Rev Ser A
              (CIFG Insd) .........................    5.000   02/01/37        3,343,554
   5,170   Easley, SC Util Rev Impt & Rfdg
              (FSA Insd)
              (Prerefunded @ 12/01/15) ............    5.000   12/01/34        5,370,027

   3,000   Kershaw Cnty, SC Pub Sch Fndtn
              Installment Pwr Rev Dist Proj
              (CIFG Insd) .........................    5.000   12/01/30        3,052,800
   3,800   Scago Ed & Fac Corp for
              Cherokee Cnty SC Proj Ser B
              (FSA Insd) ..........................    5.000   12/01/30        3,941,208
   6,500   South Carolina Jobs Econ Dev
              Auth Indl Rev Elec & Gas Co
              Proj Ser A (AMBAC Insd) .............    5.200   11/01/27        6,811,675
   4,000   South Carolina Jobs Econ
              Tuomey (CIFG Insd) ..................    5.000   11/01/30        4,047,320
                                                                          --------------
                                                                              26,566,584
                                                                          --------------
           SOUTH DAKOTA 1.1%
   5,205   South Dakota St Lease Rev Tr Ctf
              Ser A (FSA Insd) ....................    6.625   09/01/12        5,676,937
   4,000   South Dakota St Lease Rev Tr Ctf
              Ser A (FSA Insd) ....................    6.700   09/01/17        4,943,640
                                                                          --------------
                                                                              10,620,577
                                                                          --------------
           TENNESSEE 0.3%
   2,000   Johnson City, TN Hlth & Ed Fac
              Brd Hosp Rev First Mtg MTN St
              Hlth Ser A ..........................    5.500   07/01/36        1,964,700
   1,000   Tennessee Hsg Dev Agy
              Homeownership Prog (AMT) ............    5.100   07/01/28          994,340
                                                                          --------------
                                                                               2,959,040
                                                                          --------------
           TEXAS 7.4%
     620   Alamo, TX Cmnty College Dist
              Combined Fee Rfdg (FSA
              Insd) ...............................    5.000   11/01/22          646,052
   5,000   Brazos Riv Auth TX Rev Houston
              Ind Inc Proj Ser C (AMBAC
              Insd) ...............................    5.125   05/01/19        5,125,200
   4,000   Dallas Fort Worth, TX Intl Arpt Rev
              Impt Ser B (FSA Insd) (AMT) (b) .....    5.375   11/01/21        4,189,060
   6,110   Dallas Fort Worth, TX Intl Arpt Rev
              Impt Ser B (FSA Insd) (AMT) (b) .....    5.500   11/01/19        6,502,568
  22,500   Houston, TX Util Sys Rev First
              Lien Rfdg Ser A (FGIC Insd) .........    5.250   05/15/23       23,995,575
     750   Laredo, TX Cmnty College Dist
              Unrefunded Balance Bldg & Ref
              (AMBAC Insd) ........................    5.300   08/01/26          776,228

   4,000   North TX Hlth Fac Dev Corp
              United Regl Hlthcare Sys (FSA
              Insd) ...............................    5.000   09/01/32        4,056,400
   3,000   Nueces Riv Auth TX Wtr Supply
              Rev Fac Corpus Christi Proj
              Rfdg (FSA Insd) .....................    5.000   07/15/25        3,142,800
   2,000   Nueces Riv Auth TX Wtr Supply
              Rev Fac Corpus Christi Proj
              Rfdg (FSA Insd) .....................    5.000   03/01/27        2,087,340
   2,000   San Antonio, TX Hotel Occupancy
              Rev Sub Lien Rfdg Ser A
              (AMBAC Insd) ........................    5.000   08/15/29        2,046,660
   5,000   Tarrant Cnty, TX Cultural Ed Fac
              Fin Corp Retirement Fac
              Buckner Retirement Svcs Inc
              Proj ................................    5.250   11/15/37        4,709,250
   1,750   Tarrant Cnty, TX Hlth Fac Dev
              Corp Hlth Sys Rev Ser B (FGIC
              Insd) (e) ...........................    5.000   09/01/15        1,897,525
   1,000   Texas St Dept Hsg & Cmnty
              Affairs Single Family Rev Ser B
             (GNMA Collateralized) (AMT) ..........    5.250   09/01/32          986,990
   1,000   Texas St Dept Hsg & Cmnty
              Affairs Single Family Rev Ser B
              (GNMA Collateralized) (AMT) .........    5.300   09/01/39          987,070
  10,000   Texas St Tpk Auth Cent TX Tpk
              First Tier Ser A (AMBAC Insd) .......    5.500   08/15/39       10,665,900
   2,250   Tyler, TX Hlth Fac Dev Corp Hosp
              Rev Rfdg & Impt East TX Med
              Ctr Ser A ...........................    5.375   11/01/37        2,071,643
                                                                          --------------
                                                                              73,886,261
                                                                          --------------
           UTAH 0.1%
     520   Provo, UT Elec Rev 1984 Rfdg
              Ser A (AMBAC Insd) (e) ..............   10.375   09/15/15          664,794
                                                                          --------------
           VIRGINIA 3.1%
   3,150   Virginia St Hsg Auth Dev Auth
              Rental Hsg Ser D (AMT) (b) ..........    4.500   07/01/29        2,894,482
   3,650   Virginia St Hsg Auth Dev Auth
              Rental Hsg Ser D (AMT) (b) ..........    4.600   07/01/33        3,351,454

   5,835   Virginia St Hsg Auth Dev Auth
              Rental Hsg Ser D (AMT) (b) ..........    4.650   01/01/39        5,241,568
  10,000   Virginia St Hsg Dev Auth Comwlth
              Mtg Ser A-1 (AMT) ...................    5.100   10/01/35        9,817,100
   9,950   Virginia St Hsg Dev Auth
              Comwlth Mtg Ser B (AMT) (b) .........    4.850   01/01/36        9,247,888
                                                                          --------------
                                                                              30,552,492
                                                                          --------------
           WASHINGTON 6.8%
   4,115   Chelan Cnty, WA Sch Dist No
              246 (FSA Insd) ......................    5.000   12/01/21        4,342,148
  11,340   Energy Northwest WA Elec Rev
              Columbia Generating Rfdg Ser
              A (FSA Insd) ........................    5.500   07/01/17       12,212,613
   4,500   Energy Northwest WA Elec Rev
              Proj No 3 Rfdg Ser A (FSA
              Insd) ...............................    5.500   07/01/17        4,838,535
  14,500   Energy Northwest WA Elec Rev
              Proj No 3 Rfdg Ser A (FSA
              Insd) ...............................    5.500   07/01/18       15,528,920
   5,000   Energy Northwest WA Elec Rev
              Proj No 3 Rfdg Ser B (FSA
              Insd) ...............................    6.000   07/01/16        5,522,850
   1,365   Energy Northwest WA Wind Proj
              (AMBAC Insd) ........................    5.000   07/01/23        1,403,438
   1,215   Fife, WA Wtr & Swr Rev (MBIA
              Insd) (a) ...........................    5.000   04/01/24        1,266,844
   1,160   Fife, WA Wtr & Swr Rev (MBIA
              Insd) (a) ...........................    5.000   04/01/29        1,199,196
   1,895   Fife, WA Wtr & Swr Rev (MBIA
              Insd) ...............................    5.125   04/01/24        1,901,424
   5,115   Lynnwood, WA Pub Fac Dist Rev
              Convention Ctr (AMBAC Insd) .........    5.000   12/01/34        5,279,191
   1,250   Skagit Cnty, WA Pub Hosp Dist
              No 001  Rev Skagit Vy Hosp ..........    5.750   12/01/28        1,254,238
     145   Snohomish Cnty, WA Pub Util 1
              (FSA Insd) ..........................    5.000   12/01/24          149,678
   2,565   Snohomish Cnty, WA Pub Util 1
              (FSA Insd) ..........................    5.500   12/01/23        2,758,786
   3,000   Spokane, WA Pub Fac Dist Hotel
              (MBIA Insd) .........................    5.250   09/01/33        3,133,830
   2,000   Spokane, WA Pub Fac Dist Hotel
              (MBIA Insd) .........................    5.750   12/01/25        2,199,280

   2,420   Spokane, WA Pub Fac Dist Hotel
              (MBIA Insd) .........................    5.750   12/01/26        2,649,077
   2,000   Washington St Hsg Fin Commn
              Single Family Prog Ser 2-A
              (GNMA Collateralized) (AMT) .........    4.700   12/01/38        1,810,280
                                                                          --------------
                                                                              67,450,328
                                                                          --------------
           WEST VIRGINIA 0.3%
   1,250   Harrison Cnty, WV Cnty Commn
              Solid Waste Disp Rev Allegheny
              Energy Rfdg Ser D (AMT) .............    5.500   10/15/37        1,208,163
   1,530   West Virginia Econ Dev Auth
              Lease Rev Correctional Juvenile
              & Pub Ser A (MBIA Insd) .............    5.500   06/01/19        1,660,417
                                                                          --------------
                                                                               2,868,580
                                                                          --------------
           WISCONSIN 0.4%
   4,000   Wisconsin Pub Pwr Inc Sys Pwr
              Supply Sys Rev Ser A (AMBAC
              Insd) ...............................    5.000   07/01/37        4,132,560
                                                                          --------------
           WYOMING 0.1%
   1,000   Sweetwater Cnty, WY Solid
              Waste Disp Rev FMC Corp Proj
              Rfdg (AMT) ..........................    5.600   12/01/35          948,530
                                                                          --------------
           PUERTO RICO 0.3%
   3,000   Puerto Rico Indl Tourist Ed Med &
              Environmental Ctl Fac Hosp Aux
              (MBIA Insd) .........................    6.250   07/01/16        3,007,440
                                                                          --------------
TOTAL LONG-TERM INVESTMENTS 122.7%
   (Cost $974,323,832) ................................................    1,217,125,735
                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS 1.1%
   (Cost $10,695,000) .................................................       10,695,000
                                                                          --------------
TOTAL INVESTMENTS 123.8%
   (Cost $985,018,832) ................................................    1,227,820,735
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
   HELD (24.7%)
   (Cost ($244,725,000))
   (244,725) Notes with interest rates ranging from 3.48% to 3.63% at
      December 31, 2007 and contractual maturities of collateral
      ranging from 2019 to 2047 (h) ...................................     (244,725,000)
                                                                          --------------

TOTAL NET INVESTMENTS 99.1%
     (Cost $740,293,832) ..............................................      983,095,735
OTHER ASSETS IN EXCESS OF LIABILITIES 0.9% ............................        8,453,800
                                                                          --------------
NET ASSETS 100.0% .....................................................   $  991,549,535
                                                                          --------------

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b)  Underlying security related to Inverse Floaters entered into by the Fund.

(c) Inverse Floating Rate. The interest rates shown reflect the rates in effect at December 31, 2007.

(d) 144A - Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(e)  Escrowed to Maturity

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

(g)  Security purchased on a when-issued or delayed delivery basis.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2007.

ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                         UNREALIZED
                                                                       APPRECIATION/
                                                           CONTRACTS    DEPRECIATION
                                                           ---------   -------------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $116,375 per contract) .....................       1,600   $   1,597,311
                                                           ---------   -------------

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)



    PAR
    AMOUNT
    (000)    DESCRIPTION                                                              COUPON         MATURITY        VALUE
    --------------------------------------------------------------------------------------------------------------------------------

             MUNICIPAL BONDS 99.5%
             ALABAMA 3.5%
    $ 1,260  Dothan Houston Cnty, AL Arpt Auth (MBIA Insd)
                (AMT) (a) ............................................                 5.400%        12/01/15         $  1,325,696
      1,000  Jefferson Cnty, AL Pub Bldg Auth Lease Rev Wts (AMBAC
                Insd) ................................................                 5.125         04/01/21            1,071,580
      1,500  Montgomery Cnty, AL Pub Bldg Auth Rev Wts Fac Proj (MBIA
                Insd) (a) ............................................                 5.000         03/01/23            1,580,565
                                                                                                                      ------------
                                                                                                                         3,977,841
                                                                                                                      ------------
             ARIZONA 2.1%
      1,000  Arizona St Univ Rev Sys Rfdg (AMBAC Insd) ...............                 5.000         07/01/20            1,062,520
      1,000  Maricopa Cnty, AZ Uni Sch Dist No 48 Scottsdale Sch Impt
                Proj Ser B (FSA Insd) (Prerefunded @ 07/01/16) .......                 4.750         07/01/23            1,085,480
        290  Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
                Irvington Proj Tucson Rfdg Ser A (FSA Insd) ..........                 7.250         07/15/10              298,868
                                                                                                                      ------------
                                                                                                                         2,446,868
                                                                                                                      ------------
             ARKANSAS 0.9%
        950  University of AR Rev UALR Cap Impt Ser B (FSA Insd) .....                 4.500         12/01/19              987,449
                                                                                                                      ------------

             CALIFORNIA 5.5%
      1,090  California Ed Fac Auth Rev Occidental College Ser A (MBIA
                Insd) (a) ............................................                 5.000         10/01/20            1,160,163
      1,000  California St (AMBAC Insd) (a)  .........................                 6.400         09/01/08            1,022,120
      1,500  California St Dept Wtr Res Pwr Ser A (AMBAC Insd)
                (Prerefunded @ 05/01/12) .............................                 5.375         05/01/18            1,645,635
        565  Perris, CA Pub Fin Auth Rev Tax Alloc (a) ...............                 4.750         10/01/13              561,876



        500  Quechan Indian Tribe Ft Yuma Indian Res CA Govt
                Proj (b) .............................................                 6.625         12/01/17              499,710
      1,100  Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd) ..........                 5.250         07/01/20            1,184,436
        250  Southern CA Pub Pwr Auth Nat Gas Proj Rev No 1 Ser A ....                 5.250         11/01/21              259,847
                                                                                                                      ------------
                                                                                                                         6,333,787
                                                                                                                      ------------
             COLORADO 3.8%
        500  Colorado Hlth Fac Auth Rev Christian Living Cmnty Proj
                Ser A ................................................                 5.250          01/01/15             480,335
      1,560  Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser A ...                 5.000          11/15/19           1,658,046
      1,000  Denver, CO City & Cnty Arpt Rev Rfdg Ser D (FSA Insd)
                (AMT) ................................................                 5.500          11/15/12           1,063,710
      1,000  Denver, CO Convention Ctr Hotel Auth Rev Rfdg (XLCA
                Insd) ................................................                 5.250          12/01/14           1,077,160
                                                                                                                      ------------
                                                                                                                         4,279,251
                                                                                                                      ------------
             CONNECTICUT 0.1%
        115  New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies
                (AMT) ................................................                 7.250          07/01/09             116,101
                                                                                                                      ------------

             DELAWARE 0.4%
        500  New Castle Cnty, DE Rev Newark Charter Sch Inc Proj .....                 5.000          09/01/22             471,415
                                                                                                                      ------------

             FLORIDA 5.3%
      1,000  Brevard Cnty, FL Sch Brd Ctf Rfdg Ser B (FGIC Insd) .....                 5.000          07/01/20           1,044,080
      1,000  Broward Cnty, FL Arpt Sys Rev Rfdg Ser E (MBIA Insd)
                (AMT) ................................................                 5.375          10/01/13           1,020,640
        500  Halifax, FL Hosp Med Ctr Rev Impt & Rfdg Ser A ..........                 5.250          06/01/19             510,375
      1,500  Orange Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd) ..........                 5.250          08/01/14           1,613,310
        500  Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor
                Proj Ser A ...........................................                 5.000          01/01/16             471,935


        750  Seminole Tribe, FL Spl Oblig Rev Ser A (c) ..............                 5.750          10/01/22             751,920
        670  Tolomato Cmnty Dev Dist FL Spl Assmt ....................                 6.450          05/01/23             655,588
                                                                                                                      ------------
                                                                                                                         6,067,848
                                                                                                                      ------------
             GEORGIA 1.0%
      1,000  Atlanta, GA Tax Alloc Atlantic Sta Proj Rfdg (AGL
                Insd) ................................................                 5.250          12/01/17           1,102,930
         80  Forsyth Cnty, GA Hosp Auth Rev Antic Ctf GA Baptist
                Hlthcare Sys Proj (d) ................................                 6.000          10/01/08              81,430
                                                                                                                      ------------
                                                                                                                         1,184,360
                                                                                                                      ------------
             ILLINOIS 4.1%
        545  Clay Cnty, IL Hosp Rev (Prerefunded @ 12/01/08) (a) .....                 5.500          12/01/10             566,222
        500  Hodgkins, IL Tax Increment Rev Sr Lien Rfdg .............                 5.000          01/01/14             518,875
         57  Huntley, IL Spl Svc Area No 7 Spl Tax (d) ...............                 6.000          03/01/09              58,041
      1,295  Huntley, IL Spl Svc Area No 7 Spl Tax Rfdg (AGL
                Insd) (a) ............................................                 4.600          03/01/17           1,333,306
        500  Illinois Fin Auth Rev Landing at Plymouth Pl Proj
                Ser A ................................................                 5.250          05/15/14             482,265
        500  Lincolnshire, IL Spl Svc Area Sedgebrook Proj ...........                 5.000          03/01/11             502,360
        220  Pingree Grove Village, IL Spl Svc Area No 1 Spl Tax
                Cambridge Lakes Proj Ser 05 ..........................                 5.250          03/01/15             219,659
      1,000  Round Lake Beach, IL Tax Increment Rev ..................                 4.650          12/15/13           1,004,890
                                                                                                                      ------------
                                                                                                                         4,685,618
                                                                                                                      ------------
             INDIANA 3.5%
      1,000  Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC
                Insd) ................................................                 5.500          01/01/18           1,074,800
      1,000  Carmel Cnty, IN Redev Auth Opt Income Tax Lease Rent Rev
                (MBIA Insd) ..........................................                 5.000          07/01/22           1,059,990


        600  Crown Point, IN Multi-Sch Bldg Corp First Mtg Rfdg (FSA
                Insd) ................................................                 4.250          07/15/23             593,598
        830  Hobart, IN Bldg Corp First Mtg (FGIC Insd) (a) ..........                 5.500          07/15/13             917,042
        400  Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre
                Dame Proj Ser A ......................................                 5.750          05/15/13             399,056
                                                                                                                      ------------
                                                                                                                         4,044,486
                                                                                                                      ------------
             IOWA 0.5%
        500  Coralville, IA Ctf Partn Ser D ..........................                 5.250          06/01/22             510,200
                                                                                                                      ------------

             KANSAS 1.5%
        500  Kansas St Dev Fin Auth Hlth Fac Rev Hays Med Ctr Inc
                Ser L ................................................                 5.250          11/15/16             527,315
      1,000  Shawnee Cnty, KS Sch Dist 501 Topeka (Prerefunded @
               02/01/12) .............................................                 5.000          02/01/20           1,066,980
        120  Wyandotte Cnty, KS City KS Univ Brd of Public Util Office
                Bldg Complex Proj (MBIA Insd) ........................                 5.000          05/01/11             126,403
                                                                                                                      ------------
                                                                                                                         1,720,698
                                                                                                                      ------------
             KENTUCKY 1.0%
      1,000  Louisville & Jefferson Cnty, KY Ser C (FSA Insd) (AMT) ..                 5.500          07/01/17           1,083,150
                                                                                                                      ------------

             LOUISIANA 0.5%
        600  Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt ........                 5.250          07/01/17             541,734
                                                                                                                      ------------

             MARYLAND 3.3%
      1,000  Baltimore, MD Convention Ctr Hotel Rev Ser A (XLCA
                Insd) ................................................                 5.250          09/01/22           1,049,970
      1,000  Maryland St Econ Dev Corp Student Hsg Rev Univ MD
                College Pk Proj Rfdg (CIFG Insd) .....................                 5.000          06/01/13           1,066,180
        625  Maryland St Econ Dev Corp Univ MD College Pk Proj (d) ...                 5.750          06/01/13             700,594


        500  Maryland St Hlth & Higher King Farm Presbyterian Cmnty
                 Ser B ...............................................                 5.000          01/01/17             493,945
        500  Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj ......                 4.700          07/01/15             482,080
                                                                                                                      ------------
                                                                                                                         3,792,769
                                                                                                                      ------------
             MASSACHUSETTS 0.0%
         25  Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth
                (Acquired 06/24/98, Cost $25,000) (d)(e) .............                 6.200          06/01/08              25,295
                                                                                                                      ------------

             MICHIGAN 2.1%
      1,000  Brighton, MI Area Sch Dist Rfdg (a) .....................                 5.250          05/01/18           1,073,600
      1,000  Brighton, MI Area Sch Dist Rfdg .........................                 5.250          05/01/20           1,073,600
        250  Michigan St Strategic Fd Ltd Oblig United Waste Sys Proj
                (AMT) ................................................                 5.200          04/01/10             253,608
                                                                                                                      ------------
                                                                                                                         2,400,808
                                                                                                                      ------------
             MINNESOTA 0.6%
        250  Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev
                Benedictine Hlth Ctr Proj ............................                 5.500          11/01/17             247,735
        430  Inver Grove Heights, MN Presbyterian Homes Care Rfdg ....                 5.000          10/01/16             411,734
                                                                                                                      ------------
                                                                                                                           659,469
                                                                                                                      ------------
             MISSOURI 7.8%
        500  Fenton, MO Tax Increment Rev Gravois Bluffs Redev Proj
                Rfdg .................................................                 5.000          04/01/13             521,510
        610  Ferguson, MO Tax Increment Rev Crossing at Halls Ferry
                Rfdg (a) .............................................                 5.500          04/01/14             614,270
      1,350  Kansas City, MO Indl Dev Auth Plaza Lib Proj ............                 6.000          03/01/16           1,383,007
      1,000  Macon, MO Ctf Partn (MBIA Insd) .........................                 5.250          08/01/17           1,031,850
        250  Maryland Heights, MO Tax Increment Rev South Hghts Redev
                Proj Rfdg Ser A ......................................                 5.500          09/01/18             248,288
      2,125  O'Fallon, MO Ctf Partn (MBIA Insd) (a) ..................                 5.375          02/01/18           2,267,396


        500  Raytown, MO Annual Raytown Live Redev Plan Proj 1 .......                 5.000          12/01/16             524,920
      2,000  Saint Charles, MO Ctf Partn Ser B .......................                 5.500          05/01/18           2,108,000
        250  Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev
                Friendship Vlg West Cnty Ser A .......................                 5.250          09/01/17             244,335
                                                                                                                      ------------
                                                                                                                         8,943,576
                                                                                                                      ------------
             NEBRASKA 1.4%
      1,500  University of NE Fac Corp Defd Maint (AMBAC Insd) .......                 5.000          07/15/17           1,637,505
                                                                                                                      ------------

             NEW JERSEY 5.2%
      1,400  Essex Cnty, NJ Impt Auth Lease Gtd Cnty Correctional Fac
                Proj (FGIC Insd) (Prerefunded @ 10/01/10) ............                 5.750          10/01/30           1,497,188
      1,500  New Jersey Econ Dev Auth Rev Cig Tax ....................                 5.500          06/15/16           1,536,105
      1,000  New Jersey Hlthcare Fac Fin Auth Rev Saint Clare's Hosp
                Inc Rfdg Ser A (Radian Insd) .........................                 5.250          07/01/20           1,025,430
        455  Rahway, NJ Ctf Partn (MBIA Insd) ........................                 5.500          02/15/16             480,639
        565  Rahway, NJ Ctf Partn (MBIA Insd) ........................                 5.600          02/15/17             598,589
        920  Tobacco Settlement Fin Corp NJ Ser 1A ...................                 4.500          06/01/23             845,370
                                                                                                                      ------------
                                                                                                                         5,983,321
                                                                                                                      ------------
             NEW MEXICO 2.2%
      1,000  Jicarilla, NM Apache Nation Rev Ser A (Acquired 10/23/03,
                Cost $1,020,380) (e) .................................                 5.500          09/01/23           1,060,070
      1,310  New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd
                Ser B (MBIA Insd) ....................................                 5.000          06/01/17           1,425,935
                                                                                                                      ------------
                                                                                                                         2,486,005
                                                                                                                      ------------


             NEW YORK 2.4%
        110  Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev
                Woodcrest Estates Fac Ser A (AMT) ....................                 5.875          12/01/09             110,606
      1,000  Long Island Pwr Auth NY Elec Gen Ser C (Prerefunded @
                09/01/13) ............................................                 5.500          09/01/17           1,115,820
        250  Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth
                Sys Inc Proj .........................................                 4.500          02/01/17             240,335
        500  New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr
                Ser A ................................................                 6.250          03/01/15             514,180
        780  New York City Indl Dev Agy Spl Fac Rev Term One Group
                Assn Proj (AMT) ......................................                 5.000          01/01/10             796,053
          5  Niagara Falls, NY Pub Impt (MBIA Insd) ..................                 6.900          03/01/20               5,015
                                                                                                                      ------------
                                                                                                                         2,782,009
                                                                                                                      ------------
             NORTH CAROLINA 2.2%
        630  North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D .....                 6.450          01/01/14             663,031
        500  North Carolina Med Care Commn Hlthcare Fac First Mtg
                Salemtowne Rfdg (a) ..................................                 5.000          10/01/15             481,910
        250  North Carolina Med Care Commn Retirement Fac Rev First
                Mtg Southminster Proj Ser A ..........................                 5.300          10/01/19             248,467
      1,000  North Carolina Muni Pwr Agy Ser A (MBIA Insd) ...........                 5.250          01/01/19           1,069,460
                                                                                                                      ------------
                                                                                                                         2,462,868
                                                                                                                      ------------
             NORTH DAKOTA 0.4%
        500  Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg ....                 5.000          12/01/16             462,250
                                                                                                                      ------------

             OHIO 6.1%
        500  Adams Cnty, OH Hosp Fac Impt Rev Adams Cnty Hosp Proj ...                 6.250          09/01/20             452,235


        500  Athens Cnty, OH Hosp Fac Rev & Impt O' Bleness Mem Rfdg
                Ser A ................................................                 6.250          11/15/13             503,120
      2,300  Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo
                Ser A2 ...............................................                 5.125          06/01/24           2,177,686
      1,370  Cleveland, OH Non Tax Rev Cleveland Stad Proj Rfdg (AMBAC
                Insd) ................................................                 5.125          12/01/20           1,460,324
        355  Dayton, OH Spl Fac Rev Afco Cargo Day LLC Proj
                (AMT) (a) ............................................                 6.000          04/01/09             353,573
        750  Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int
                Rfdg (AMBAC Insd) ....................................                 5.000          02/15/21             786,390
      1,160  Sugarcreek, OH Loc Sch Dist Sch Impt & Rfdg (MBIA Insd)
                (Prerefunded @ 12/01/13) (a) .........................                 5.250          12/01/18           1,279,004
                                                                                                                      ------------
                                                                                                                         7,012,332
                                                                                                                      ------------
             OKLAHOMA 0.5%
        500  Chickasaw Nation, OK Hlth Sys (c) .......................                 5.375          12/01/17             507,540
                                                                                                                      ------------

             OREGON 3.3%
      2,575  Emerald Peoples Util Dist OR Rfdg Ser A (FSA Insd) (a) ..                 5.250          11/01/16           2,806,518
      1,000  Port Morrow, OR Pollutn Ctl Portland Gen Rfdg Ser A
                (Mandatory Put 05/01/09) .............................                 5.200          05/01/33           1,010,680
                                                                                                                      ------------
                                                                                                                         3,817,198
                                                                                                                      ------------
             PENNSYLVANIA 9.4%
        500  Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential
                Res Inc Proj .........................................                 5.000          09/01/21             484,800
        250  Allegheny Cnty, PA Redev Auth Rev Pittsburgh Mills
                Proj .................................................                 5.100          07/01/14             251,085
      1,120  Canon McMillan Sch Dist PA Rfdg Ser A (MBIA Insd) .......                 5.000          12/15/15           1,211,470
        250  Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj
                Ser A (b) ............................................                 5.200          07/01/12             250,278


        500  Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr .......                 5.000          01/01/17             504,510
        500  Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont
                Care Proj ............................................                 6.000          02/01/21             495,505
        900  Philadelphia, PA Gas Wks Rev Ser 3 (FSA Insd) ...........                 5.000          08/01/10             939,042
        950  Philadelphia, PA Gas Wks Rev Ser 18 (AGL Insd) ..........                 5.250          08/01/18           1,020,889
      2,000  Philadelphia, PA Redev Auth Rev Neighborhood Trans Ser A
                (FGIC Insd) ..........................................                 5.500          04/15/16           2,161,220
      1,090  Wilson, PA Area Sch Dist (FGIC Insd) ....................                 5.125          03/15/17           1,164,229
      2,070  York Cnty, PA Sch Technology (FGIC Insd) (Prerefunded @
                02/15/13) ............................................                 5.375          02/15/16           2,269,093
                                                                                                                      ------------
                                                                                                                        10,752,121
                                                                                                                      ------------
             SOUTH CAROLINA 3.4%
      1,020  Berkeley Cnty, SC Impt & Rfdg (FSA Insd) ................                 5.000          09/01/17           1,095,806
      1,000  Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr Rev
                Kershaw Cnty Sch Dist Proj (CIFG Insd) ...............                 5.000          12/01/22           1,037,470
      1,065  Lexington, SC Wtr & Swr Rev & Impt Comb Rfdg Ser A (MBIA
                Insd) (a) ............................................                 5.000          04/01/14           1,114,735
        500  South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First
                Mtg Lutheran Homes Rfdg ..............................                 5.000          05/01/12             484,825
        135  South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First
                Mtg Lutheran Homes Rfdg ..............................                 5.125          05/01/13             130,243
                                                                                                                      ------------
                                                                                                                         3,863,079
                                                                                                                      ------------
             SOUTH DAKOTA 1.4%
      1,515  Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) ...............                 5.000          12/01/18           1,614,187
                                                                                                                      ------------


             TENNESSEE 2.2%
        415  Chattanooga, TN Hlth Ed Hsg Fac CDFI Phase I LLC Proj
                Rfdg Ser A ...........................................                 5.000          10/01/15             418,283
        700  Franklin, TN Spl Sch Dist Cap Apprec (FSA Insd) .........                   *            06/01/15             527,170
      1,000  Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd) ..........                 5.750          12/01/11           1,092,950
        500  Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor
                Proj Ser A ...........................................                 5.250          09/01/16             488,910
                                                                                                                      ------------
                                                                                                                         2,527,313
                                                                                                                      ------------
             TEXAS 3.2%
        250  Dallas Cnty, TX Flood Ctl Dist Rfdg .....................                 6.750          04/01/16             258,080
        500  Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj .........                 5.000          08/15/13             506,695
        350  Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj .........                 5.000          08/15/19             343,483
      1,000  Lower Colorado Riv Auth TX LCRA Svc Corp Proj Rfdg (FGIC
                Insd) ................................................                 5.000          05/15/17           1,047,930
        250  Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem East
                Texas ................................................                 5.125          02/15/22             246,528
        500  Mesquite, TX Hlth Fac Dev Retirement Christian Care .....                 5.000          02/15/15             501,310
        195  San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Beverly
                Oaks Apt Proj Ser A (Prerefunded @ 02/01/08) (a) .....                 7.500          02/01/10             197,913
        500  Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner
                Retirement Svc Inc Proj ..............................                 5.000          11/15/17             505,215
                                                                                                                      ------------
                                                                                                                         3,607,154
                                                                                                                      ------------


             UTAH 0.1%
        150  Utah St Charter Sch Fin Auth Charter Sch Rev Channing
                Hall Ser A (c) .......................................                 5.750          07/15/22             148,323
                                                                                                                      ------------

             VIRGINIA 1.1%
      1,000  Tobacco Settlement Fin Corp VA Asset Bkd ................                 5.250          06/01/19           1,051,930
        250  White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev .....                 5.300          03/01/17             244,048
                                                                                                                      ------------
                                                                                                                         1,295,978
                                                                                                                      ------------
             WASHINGTON 1.1%
        200  Kalispel Tribe Indians Priority Distr WA Rev (b) ........                 6.200          01/01/16             199,780
      1,000  Klickitat Cnty, WA Pub Util Dist No 001 Elec Rev Rfdg
                Ser B (FGIC Insd) ....................................                 5.250          12/01/22           1,077,770
                                                                                                                      ------------
                                                                                                                         1,277,550
                                                                                                                      ------------
             WEST VIRGINIA 0.2%
        250  Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr
                Fin Dist Ser A .......................................                 5.625          06/01/22             245,393
                                                                                                                      ------------

             WISCONSIN 0.4%
        500  Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc
                Ser A ................................................                 5.500          08/15/14             486,730
                                                                                                                      ------------

   TOTAL LONG-TERM INVESTMENTS 93.7%
      (Cost $105,446,196)                                                                                              107,241,579
                                                                                                                      ------------

   SHORT-TERM INVESTMENTS 5.8%
   MUNICIPAL BONDS 5.8%
   Atlanta, GA Wtr & Wastewtr Rev Ser C ($600,000 par, yielding
      3.500%, 11/01/41 maturity) (FSA Insd) (f) (g) ..................                                                     600,000
   Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp Scott & White Ser 2001-2
      ($1,800,000 par, yielding 3.750%, 08/15/31 maturity) (MBIA
      Insd) (f) (g) ..................................................                                                   1,800,000
   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX
      ($1,100,000 par, yielding 3.800%,  02/15/35 maturity) (f)(g) ...                                                   1,100,000
   Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys
      ($3,200,000 par, yielding 3.760%, 08/15/41 maturity) (FSA
      Insd) (f) (g) ..................................................                                                   3,200,000
                                                                                                                      ------------

   TOTAL SHORT-TERM INVESTMENTS 5.8%
      (Cost $6,700,000) ..............................................                                                   6,700,000
                                                                                                                      ------------

   TOTAL INVESTMENTS 99.5%
      (Cost $112,146,196) ............................................                                                 113,941,579

   OTHER ASSETS IN EXCESS OF LIABILITIES 0.5% ........................                                                     537,399
                                                                                                                      ------------

   NET ASSETS 100.0%                                                                                                  $114,478,978
                                                                                                                      ------------


  Percentages are calculated as a percentage of net assets.


  *   Zero coupon bond
  (a) The Fund owns 100% of the outstanding bond issuance.
  (b) Security purchased on a when-issued or delayed delivery basis.
  (c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
  (d) Escrowed to Maturity
  (e) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets.
  (f) Variable Coupon Rate
  (g) Security includes a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Fund based on the most recent reset date.


  AGL - Assured Guaranty Ltd.
  AMBAC - AMBAC Indemnity Corp.
  AMT - Alternative Minimum Tax
  CIFG - CDC IXIS Financial Guaranty
  FGIC - Financial Guaranty Insurance Co.
  FSA - Financial Security Assurance Inc.
  MBIA - Municipal Bond Investors Assurance Corp.
  Radian - Radian Asset Assurance
  XLCA - XL Capital Assurance Inc.

VAN KAMPEN MUNICIPAL INCOME  FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)


PAR
AMOUNT
(000)     DESCRIPTION                                           COUPON       MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  114.5%
          ALABAMA  1.5%
$   2,000 Birmingham Baptist Med Ctr AL
             Spl Care Fac Fin Auth Rev
             Baptist Hlth Sys Inc Ser A ..............          5.000%       11/15/30        $    1,832,920
      900 Huntsville Redstone Vlg, AL Spl
             Care Fac Fin Auth Redstone Vlg
             Proj ....................................          5.500        01/01/43               786,267
    1,000 Jefferson Cnty, AL Ltd Oblig Sch
             Wt Ser A ................................          5.000        01/01/24             1,033,740
        3 Mobile, AL Indl Dev Brd Solid
             Waste Disp Rev Mobile Energy
             Svc Co Proj Rfdg ........................          6.950        01/01/20                   293
    2,250 Montgomery Cnty, AL Pub Bldg
             Wt Fac Proj (MBIA Insd) .................          5.000        03/01/31             2,337,727
    3,425 University AL Birmingham Hosp Rev
             Ser A (AMBAC Insd) (a) ..................          5.000        09/01/36             3,454,703
                                                                                             --------------
                                                                                                  9,445,650
                                                                                             --------------
          ALASKA  0.3%
    2,000 Northern Tob Sec Corp Rev Bkd
             Ser A ...................................          5.000        06/01/46             1,653,620
                                                                                             --------------

          ARIZONA  2.7%
    1,000 Flagstaff, AZ Indl Dev Auth Rev
             Sr Living Cmnty Northn AZ
             Rfdg ....................................          5.700        07/01/42               886,500
    7,000 Glendale, AZ Indl Dev Auth Rfdg ............          5.000        12/01/35             6,341,650
    5,000 Phoenix, AZ Civic Impt Corp Sr
             Lien Ser B (FGIC Insd) (AMT) ............          5.250        07/01/32             5,043,800


   1,600  Pima Cnty, AZ Indl Dev Auth Wtr &
             Waste Wtr Rev Global Wtr Resh LLC
             Proj (AMT) ..............................          6.550        12/01/37             1,563,600
    1,000 Salt Verde Fin Corp Gas Rev AZ
             Sr ......................................          5.250        12/01/20             1,034,620
    2,750 University of AZ Med Ctr Corp ..............          5.000        07/01/35             2,565,447
                                                                                             --------------
                                                                                                 17,435,617
                                                                                             --------------
          CALIFORNIA  18.0%
    4,870 Anaheim, CA Pub Fin Auth Lease
             Rev Cap Apprec Sub Pub Impt
             Proj Ser C (FSA Insd) ...................            *          09/01/20             2,757,881
    1,875 California Cnty, CA Tob Agy Tob
             Sec Sonoma Cnty Corp Rfdg ...............          5.250        06/01/45             1,620,469
    2,000 California Cnty, CA Tob Sec Agy
             Tob LA Cnty Sec (f) .....................        0/5.250        06/01/21             1,613,660
    6,690 California Hsg Fin Agy Rev Home
             Mtg Ser I (AMT) (a) .....................          4.800        08/01/36             6,212,914
   10,000 California Infrastructure & Econ
             Dev Bk Rev Bay Area Toll Brdg
             First Lien A (FSA Insd)
             (Prerefunded @ 7/01/13) (a) .............          5.250        07/01/20            11,002,550
   13,155 California St Dept Wtr Res Pwr
             Supply Rev Ser A (MBIA Insd)
             (a) .....................................          5.250        05/01/20            14,365,721
    3,500 California St Pub Wks Brd Lease
             Rev Dept Corrections Ser C ..............          5.250        06/01/28             3,581,060
   15,000 California St (XLCA Insd) (a) (b) ..........          5.250        10/01/20            16,067,550
    1,250 California Statewide Cmnty Dev
             Auth Rev CA Baptist Univ Ser
             A .......................................          5.500        11/01/38             1,188,600
    1,350 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ..............................          5.000        07/01/39             1,218,807
    1,600 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B ...................................          5.000        03/01/41             1,537,360
    2,200 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B ...................................          5.250        03/01/45             2,196,260


    2,250 California Statewide Cmnty Dev
             Auth Rev Windrush Sch ...................          5.500        07/01/37             2,129,400
    1,000 California Statewide Cmnty Front
             Porch Cmnty & Svc Ser A (e) .............          5.125        04/01/37               916,540
    3,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg
             (MBIA Insd) .............................            *          01/15/17             1,932,480
   21,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg .............            *          01/15/24             8,402,940
   15,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg .............            *          01/15/30             4,146,900
    8,000 Golden St Tob Securitization
             Ser A-1 .................................          5.750        06/01/47             7,521,360
    2,000 Hesperia, CA Pub Fin Auth Rev
             Redev & Hsg Proj Ser A (XLCA
             Insd) ...................................          5.000        09/01/37             2,026,660
   11,200 Los Angeles, CA Uni Sch Dist Rfdg
             Ser A-1 (MBIA Insd) (a) .................          4.500        01/01/28            10,989,944
    1,650 Quechan Indian Tribe Ft Yuma
             Indian Reservation CA & Govt
             Proj (d) ................................          7.000        12/01/27             1,649,687
    1,500 Southern CA Pub Pwr Auth Nat Gas
             Proj No 1 Ser A .........................          5.250        11/01/21             1,559,085
    5,000 Tobacco Sec Auth Southn CA
             Tob Settlement Ser A1 ...................          5.000        06/01/37             4,231,100
    1,600 Turlock, CA Hlth Fac Rev
             Emanuel Med Ctr Inc .....................          5.375        10/15/34             1,496,624
    5,000 West Contra Costa CA Uni
             Election of 2002 Ser B (FSA
             Insd) ...................................          5.000        08/01/26             5,176,000
                                                                                             --------------
                                                                                                115,541,552
                                                                                             --------------
          COLORADO  5.3%
    2,840 Adams Cnty, CO Single Family
             Mtg Rev Ser A (b)(c) ....................          8.875        08/01/10             3,232,431
    5,000 Arapahoe Cnty, CO Wtr & Waste
             Proj Ser A (MBIA Insd) ..................          5.125        12/01/32             5,202,000


    5,000 Colorado Ed & Cultural Fac Auth
             Rev Impt Charter Sch Peak to
             Peak Rfdg (XLCA Insd) ...................          5.250        08/15/34             5,213,900
    3,000 Colorado Hlth Fac Auth Rev
             Amern Baptist Home Ser A ................          5.900        08/01/37             2,752,170
    3,000 Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmntys
             Inc .....................................          5.000        12/01/35             2,679,420
    1,000 Colorado Hlth Fac Auth Rev
             Evangelical Lutheran Ser A ..............          5.250        06/01/34               985,200
    5,000 Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Rfdg Ser A ............          5.000        11/15/21             5,246,100
    5,000 Colorado Springs, CO Util Rev
             Sys Sub Lien Impt Rfdg Ser A ............          5.000        11/15/29             5,085,000
      500 Montezuma Cnty, CO Hosp Dist
             Hlth Fac Enterprise Hosp Rfdg ...........          5.900        10/01/37               464,750
    1,830 North Range Metro Dist No 2 CO
             Ltd Tax .................................          5.500        12/15/27             1,642,956
    1,500 Park Creek Met Dist CO Rev Sr
             Ltd Tax Ppty Rfdg .......................          5.500        12/01/37             1,439,445
                                                                                             --------------
                                                                                                 33,943,372
                                                                                             --------------
          CONNECTICUT  2.4%
    5,570 Bridgeport, CT Rfdg Ser A (FGIC
             Insd) (a) (b) ...........................          5.375        08/15/15             6,036,655
    5,900 Bridgeport, CT Rfdg Ser A (FGIC
             Insd) (a) ...............................          5.375        08/15/16             6,378,549
    1,000 Connecticut St Dev Auth Hlth Fac
             Rev Alzheimers Res Ctr Conn Inc
             Proj ....................................          5.500        08/15/27               902,210
      575 Connecticut St Dev Auth Solid Waste
             Disp Fac Rev PSEG Pwr LLC Proj
             Ser A (AMT) .............................          5.750        11/01/37               576,989
    1,500 Connecticut St Hlth & Ed Fac Auth
             Rev Hosp for Spl Care Ser C
             (Radian Insd) ...........................          5.250        07/01/37             1,447,695
                                                                                             --------------
                                                                                                 15,342,098
                                                                                             --------------


          DELAWARE  0.1%
      630 New Castle Cnty, DE Rev Newark
             Charter Sch Inc Proj ....................          5.000        09/01/22               593,983
                                                                                             --------------

          DISTRICT OF COLUMBIA  1.3%
    5,150 District Columbia Tax Incrmnt
             Gallery Place Proj (FSA Insd) ...........          5.250        07/01/27             5,412,289
    3,000 Metropolitan Washington DC Arpt
             Auth Sys Ser A (FGIC Insd)
             (AMT) ...................................          5.250        10/01/32             3,024,810
                                                                                             --------------
                                                                                                  8,437,099
                                                                                             --------------
          FLORIDA 4.0%
    1,000 Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg .................          5.250        11/15/17               968,140
    1,000 Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg .................          5.875        11/15/36               935,170
    5,000 Broward Cnty, FL Arpt Sys Rev
             Ser J-I (AMBAC Insd) (AMT) ..............          5.250        10/01/26             5,077,200
    1,100 Capital Tr Agy FL Rev Ft
             Lauderdale Proj (AMT) ...................          5.750        01/01/32             1,066,890
      570 Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd) ........................          5.950        07/01/20               595,382
    2,465 Fiddlers Creek Cmnty Dev Dist No 1
             FL Spl Assmt Rev ........................          6.000        05/01/38             2,211,425
    5,000 Grand Bay At Doral Cmnty Dev
             Dist FL Ser B ...........................          6.000        05/01/17             4,691,900
    1,000 Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A .....................          5.250        06/01/26               987,750
    1,750 Orange Cnty, FL Hlth Fac Auth Rev
             First Mtg Orlando Lutheran
             Tower ...................................          5.500        07/01/38             1,544,165
      595 Orange Cnty, FL Tourist Dev Tax
             Rev (AMBAC Insd) (c) ....................          6.000        10/01/16               598,237
      800 Palm Beach Cnty, FL Hlth Fac Auth
             Rev Waterford Proj ......................          5.875        11/15/37               782,312
      500 Reunion East Cmnty Dev Dist FL
             Spl Assmt ...............................          5.800        05/01/36               436,910
    1,675 Sarasota Cnty, FL Hlth Fac Auth
             Retirement Fac Rev Vlg On The
             Isle Proj Rfdg ..........................          5.500        01/01/27             1,552,206
    3,000 Seminole Tribe, FL Spl Oblig Rev
             Ser A (e) ...............................          5.250        10/01/27             2,771,400


      400 Tolomato Cmnty Dev Dist FL Spl
             Assmt ...................................          6.550        05/01/27               390,332
    1,225 Tolomato Cmnty Dev Dist FL Spl
             Assmt ...................................          6.650        05/01/40             1,189,267
                                                                                             --------------
                                                                                                 25,798,686
                                                                                             --------------
          GEORGIA  0.3%
    2,000 Atlanta, GA Tax Allocation
             Eastside Proj Ser B .....................          5.600        01/01/30             1,897,600
                                                                                             --------------

          IDAHO  0.6%
      675 Idaho Hlth Fac Auth Rev Valley
             Vista Care Corp Rfdg ....................          6.125        11/15/27               657,187
    3,750 Idaho Hsg & Fin Assn Single Family
             Mtg Rev Ser E-1 (AMT) ...................          4.900        07/01/38             3,520,087
                                                                                             --------------
                                                                                                  4,177,274
                                                                                             --------------
          ILLINOIS  8.9%
    1,250 Bartlett, IL Tax Increment Rev
             Sr Lien Quarry Redev Proj
             Rfdg ....................................          5.600        01/01/23             1,231,938
    1,500 Bolingbrook, IL Sales Tax Rev
             Bolingbrook (f) .........................        0/6.250        01/01/24             1,555,755
      500 Chicago, IL Increment Alloc Rev
             Diversey Narragansett Proj
             (Acquired 08/01/06,
             Cost $533,660) (g) ......................          7.460        02/15/26               517,830
    3,000 Chicago, IL Lakefront Millennium
             Pkg Fac (MBIA Insd)
             (Prerefunded @ 1/01/12) .................          5.650        01/01/19             3,324,960
    1,000 Chicago, IL Met Wtr Reclamation
             Capital Impt Bonds (c) ..................          7.000        01/01/11             1,069,170
    8,050 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien C-2 Rfdg
             (XLCA Insd) (AMT) .......................          5.250        01/01/34             8,091,136
    2,010 Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) (Prerefunded
             @ 7/01/10) (b) ..........................          5.750        01/01/16             2,156,047
    1,200 Chicago, IL Proj Rfdg Ser C
             (FGIC Insd) (b) .........................          5.750        01/01/16             1,283,148
       15 Chicago, IL Single Family Mtg Rev
             Ser A (GNMA Collateralized)
             (AMT) ...................................          7.000        09/01/27                15,449


      805 Chicago, IL Tax Increment Alloc
             Santn Drain & Ship Canal Ser
             A .......................................          7.750        01/01/14               814,885
    5,000 Cook Cnty, IL Ser A (FGIC Insd)
             (Prerefunded @ 5/15/11) .................          5.500        11/15/31             5,375,400
    1,000 Gilberts, IL Spl Svc Area No 19
             Spl Tax Ser 1 ...........................          5.375        03/01/16               873,240
    3,000 Hampshire, IL Spl Svc Area No 17
             Spl Tax Crown Dev Proj
             Oakstead Ser A ..........................          6.000        03/01/45             2,800,200
    1,115 Huntley, IL Increment Alloc Rev
             Huntley Redev Proj Ser A ................          8.500        12/01/15             1,130,231
    1,500 Illinois Fin Auth Rev Christian
             Homes Inc Rfdg Ser A ....................          5.750        05/15/31             1,373,160
    1,000 Illinois Fin Auth Rev Kewanee
             Hosp Proj ...............................          5.100        08/15/31               847,600
    4,700 Illinois Hsg Dev Auth Rev
             Homeowner Mtg Sub Ser C-2
             (AMT) ...................................          5.150        08/01/37             4,595,049
    5,000 Illinois St Ser 1 (FSA Insd) ...............          5.250        12/01/21             5,365,050
    9,250 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax Rev Cap
             Apprec McCormick Rfdg (MBIA
             Insd) (f) ...............................        0/5.400        06/15/19             8,155,725
    1,500 Metropolitan Pier & Expo Auth IL
             Dedicated St Tax McCormick
             Pl Expn Proj A Rfdg .....................          5.500        06/15/27             1,500,660
    1,840 Pingree Grove Village, IL Spl Svc
             Area No 1 Spl Tax Cambridge
             Lakes Proj Ser 05 .......................          5.250        03/01/15             1,837,148
    1,500 Plano, IL Spl Svc Area No 6 Spl
             Tax Lakewood Springs Club
             Proj ....................................          5.800        03/01/37             1,397,475
      549 Volo Vlg, IL Spl Svc Area No 3
             Symphony Meadows Proj Ser 1 .............          6.000        03/01/36               526,310
      425 Will-Kankakee Regl Dev Auth IL
             Multi-Family Hsg Rev Sr Estates
             Supportive Living (AMT) .................          7.000        12/01/42               424,137


      994 Yorkville, IL Utd City Spl Svc Area
             Spl Tax No 2004-107 Raintree
             Vlg IL Proj .............................          6.250        03/01/35               996,296
                                                                                             --------------
                                                                                                 57,257,999
                                                                                             --------------
          INDIANA  1.3%
    4,350 Indiana Hlth & Ed Fac Fin Cmnty
             Fndtn Northwest IN ......................          5.500        03/01/37             4,009,743
    1,845 Indiana Hlth Fac Fin Auth Rev
             Hoosier Care Proj Ser A .................          7.125        06/01/34             1,846,882
      550 Indianapolis, IN Loc Pub Impt Ser
             D .......................................          6.750        02/01/14               617,370
      140 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (b) .............            *          06/30/11               107,348
      140 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (b) .............            *          06/30/12                99,436
      135 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (b) .............            *          06/30/13                88,816
      130 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (b) .............            *          06/30/14                79,223
      130 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (b) .............            *          06/30/15                73,385
      135 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (b) .............            *          06/30/16                70,589
      225 Saint Joseph Cnty, IN Redev Dist
             Tax Increment Rev Ser B (b) .............            *          06/30/17               108,972
    1,500 Vigo Cnty, IN Hosp Auth Rev
             Union Hosp Inc (Acquired 06/27/07,
             Cost $1,483,680) (g) ....................          5.500        09/01/27             1,392,720
                                                                                             --------------
                                                                                                  8,494,484
                                                                                             --------------
          IOWA  1.4%
    1,125 Coralville, IA Ctf Partn Ser D .............          5.250        06/01/26             1,130,265
    1,100 Iowa Fin Auth Hlthcare Fac Rev
             Madrid Home Proj ........................          5.750        11/15/24             1,039,775
    2,400 Iowa Fin Auth Hosp Fac Rev
             Trinity Regl Hosp Proj (FSA
             Insd) ...................................          5.750        07/01/17             2,452,992
    1,000 Jefferson Cnty, IA Hosp Rev
             Jefferson Cnty Hosp Proj Ser
             C .......................................          5.950        08/01/37               937,140


      225 Sibley, IA Hlthcare Fac Rev
             Osceola Cmnty Hosp Proj .................          6.000        12/01/37               215,363
    1,000 Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C ....................          5.375        06/01/38               893,270
    2,500 Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C ....................          5.625        06/01/46             2,295,300
                                                                                             --------------
                                                                                                  8,964,105
                                                                                             --------------
          KANSAS  3.1%
    1,100 Labette Cnty, KS Hosp Rev Rfdg
             & Impt Ser A ............................          5.750        09/01/37             1,086,789
    6,620 Lawrence, KS Hosp Rev
             Lawrence Mem Hosp .......................          5.125        07/01/36             6,488,792
    3,000 Lenexa, KS Hlthcare Fac Rev
             Rfdg & Impt .............................          5.500        05/15/39             2,663,940
    1,600 Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A .......................................          5.000        05/15/24             1,439,152
      800 Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             A .......................................          5.000        05/15/36               679,064
      400 Manhattan, KS Hlthcare Fac Rev
             Meadowlark Hills Retirement Ser
             B .......................................          5.125        05/15/42               330,848
    6,600 Sedgwick Cnty, KS Uni Sch Dist
             No 259 Wichita (MBIA Insd) (b) ..........          5.625        09/01/13             6,980,556
                                                                                             --------------
                                                                                                 19,669,141
                                                                                             --------------
          LOUISIANA  0.2%
    1,380 Lakeshore Vlg Master Cmnty Dev
             Dist LA Spl Assmt .......................          5.250        07/01/17             1,245,988
                                                                                             --------------

          MARYLAND  2.0%
    4,500 Gaithersburg, MD Econ Dev Rev
             Asbury MD Oblig Group Ser A .............          5.125        01/01/36             4,125,465
    2,000 Howard Cnty, MD Retirement Cmnty
             Vantage House Fac Ser B Rfdg ............          5.250        04/01/37             1,729,100
    5,605 Maryland St Cmnty Dev Admin Dept
             Hsg & Cmnty Dev (AMT) ...................          5.050        09/01/32             5,492,283
      600 Maryland St Hlth & Higher
             Edenwald Ser A ..........................          5.400        01/01/37               538,272


    1,250 Prince Georges Cnty, MD Spl
             Oblig Natl Harbor Proj ..................          5.200        07/01/34             1,092,025
                                                                                             --------------
                                                                                                 12,977,145
                                                                                             --------------
          MASSACHUSETTS  3.1%
    2,400 Massachusetts St Dev Fin Agy Rev
             Linden Ponds Inc Fac Ser A ..............          5.750        11/15/35             2,185,152
      400 Massachusetts St Hlth & Ed Fac
             Auth Rev Ser G (MBIA Insd) ..............          5.000        07/01/13               400,572
    2,000 Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D ...................................          5.000        07/01/33             1,821,720
    1,500 Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Ser 130
             (AMT) ...................................          5.000        12/01/37             1,438,200
    2,650 Massachusetts St Indl Fin Agy
             Rev First Mtg Reeds Landing
             Proj (Prerefunded @
             10/01/08) ...............................          7.450        10/01/28             2,809,398
   10,000 Massachusetts St Rites PA 1290
             (FSA Insd) (a) ..........................          5.000        03/01/24            10,979,600
                                                                                             --------------
                                                                                                 19,634,642
                                                                                             --------------
          MICHIGAN  3.0%
    5,000 Detroit, MI Sew Disp Rev Sr Lien
             Ser A (FGIC Insd) (Prerefunded
             @ 7/01/11) ..............................          5.125        07/01/31             5,327,400
    5,000 Michigan St Strategic Fd Detroit
             Edison Co Proj Rfdg Ser C
             (XLCA Insd) (AMT) .......................          5.450        12/15/32             5,096,450
    1,775 Michigan St Strategic Fd Solid
             Genesee Pwr Stad Proj Rfdg
             (AMT) ...................................          7.500        01/01/21             1,727,324
    2,000 Michigan Tob Settlement Fin Auth
             Tob Settlement Asset Sr Ser A ...........          6.000        06/01/48             1,950,940
    5,000 Western Townships MI Utils
             Ser A Rfdg (MBIA Insd) ..................          5.250        01/01/16             5,193,100
                                                                                             --------------
                                                                                                 19,295,214
                                                                                             --------------


          MINNESOTA  1.8%
      450 Chisago, MN Hlthcare Fac Rev
             CDL Homes LLC Proj ......................          6.000        08/01/42               439,716
    1,000 Columbia Heights, MN
             Multi-Family & Hlthcare Fac Rev
             Crest View Corp Proj A Rfdg .............          5.700        07/01/42               943,360
    1,000 Dakota Cnty, MN Cmnty Dev Agy
             Multi-Family Hsg Rev Commons
             Marice Proj Rfdg Ser A ..................          5.000        05/01/42               811,000
      380 Duluth, MN Hsg & Redev Auth
             Hlthcare & Hsg Rev Benedictine
             Hlth Ctr Proj ...........................          5.700        11/01/22               372,081
      750 Duluth, MN Hsg & Redev Auth
             Hlthcare & Hsg Rev Benedictine
             Hlth Ctr Proj ...........................          5.875        11/01/33               721,718
      550 Inver Grove Heights, MN
             Presbyterian Homes Care Rfdg ............          5.500        10/01/33               502,711
    1,000 Meeker Cnty, MN Gross Rev
             Hosp Fac Mem Hosp Proj ..................          5.750        11/01/37               942,290
    2,000 Minneapolis, MN Hsg & Hlthcare
             Fac Rev Providence Proj Ser A
             Rfdg ....................................          5.625        10/01/27             1,879,580
      150 North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks ....................................          6.000        10/01/27               148,785
      425 North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks ....................................          6.000        10/01/33               414,086
      125 North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks ....................................          6.125        10/01/39               122,840
    2,000 Saint Paul, MN Hsg & Redev Auth
             Hlthcare Fac Rev Hlth Partners
             Oblig Grp Proj ..........................          5.250        05/15/36             1,899,580
    2,675 Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj .................          6.000        11/15/35             2,672,967
                                                                                             --------------
                                                                                                 11,870,714
                                                                                             --------------
          MISSOURI  4.0%
    1,000 Carthage, MO Hosp Rev ......................          5.750        04/01/22               948,660
    1,000 Carthage, MO Hosp Rev ......................          5.875        04/01/30               941,660


    3,000 Kansas City, MO Indl Dev Auth
             Plaza Lib Proj ..........................          6.000        03/01/16             3,073,350
      500 Kansas City, MO Tax Increment Fin
             Comm Kansas City MO Maincor Proj
             Ser A ...................................          5.250        03/01/18               488,995
    2,275 Missouri Jt Muni Elec Util Comnty
             Pwr Proj Rev Plum Point Proj
             (MBIA Insd) .............................          5.000        01/01/26             2,359,220
    1,200 Missouri St Hlth & Ed Fac Auth
             Rev Sr Living Fac Lutheran
             Rfdg Ser B ..............................          5.125        02/01/27             1,167,204
      700 Maryland Heights, MO Tax Increment
             Rev South Heights Proj Ser A
             Rfdg ....................................          5.500        09/01/18               695,205
    3,325 Raytown, MO Annual Raytown Live
             Redev Plan Proj 1 .......................          5.125        12/01/31             3,331,018
    1,300 Saint Louis Cnty, MO Indl Dev Auth
             Hlth Fac Rev Ranken Jordan
             Proj Rfdg ...............................          5.000        11/15/35             1,077,791
    1,000 Saint Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev Friendship
             Vlg West Cnty Ser A .....................          5.375        09/01/21               964,290
    3,000 Saint Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev Friendship Vlg
             West Cnty Ser A .........................          5.500        09/01/28             2,855,790
      500 Saint Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev Saint Andrews
             Res for Srs Ser A .......................          6.375        12/01/30               496,395
    1,250 Saint Louis Cnty, MO Indl Dev Auth
             Sr Living Fac Rev Saint Andrews
             Res for Srs Ser A .......................          6.375        12/01/41             1,231,138
      450 Saint Louis, MO Indl Dev Auth Tax
             Increment & Cmnty Impt Dist
             Loughborough Commons Rfdg ...............          5.750        11/01/27               443,421
      300 Saint Louis, MO Tax Increment
             Rev Scullin Redev Area Ser A ............         10.000        08/01/10               326,217
    2,745 Springfield, MO Pub Bldg Corp
             Leasehold Rev (AMBAC Insd) (AMT)
             (a) .....................................          4.550        07/01/29             2,505,272
    3,355 Springfield, MO Pub Bldg Corp
             Leasehold Rev (AMBAC Insd) (AMT)
             (a) .....................................          4.600        07/01/36             3,062,000
                                                                                             --------------
                                                                                                 25,967,626
                                                                                             --------------


          MONTANA  0.1%
    1,000 Forsyth, MT Pollutn Ctl Rev
             Northwestn Corp Colstrip Rfdg
             (AMBAC Insd) ............................          4.650        08/01/23               993,500
                                                                                             --------------

          NEVADA  1.3%
    5,300 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj,
              Ser A (FGIC Insd) (a) ..................          4.750        09/01/36             4,993,687
      655 Mesquite, NV Spl Impt Dist No
             07-01 Loc Impt-Anthem at
             Mesquite ................................          5.850        08/01/18               660,456
      560 Mesquite, NV Spl Impt Dist No
             07-01 Loc Impt-Anthem at
             Mesquite ................................          6.000        08/01/27               546,437
    2,490 Reno, NV Hosp Rev Renown
             Regl Med Ctr Proj Ser A (a) .............          5.250        06/01/37             2,429,550
                                                                                             --------------
                                                                                                  8,630,130
                                                                                             --------------
          NEW HAMPSHIRE  0.4%
      700 New Hampshire Higher Ed & Hlth
             Fac Auth Rev (b) ........................          8.800        06/01/09               700,175
      330 New Hampshire Higher Ed & Hlth
             Fac Auth Rev Daniel Webster
             College Issue Rfdg (b) ..................          6.100        07/01/09               331,175
      585 New Hampshire St Business Fin
             Auth Elec Fac Rev Plymouth
             Cogeneration (AMT)
             (Acquired 06/29/93, Cost $572,582)
             (g) .....................................          7.750        06/01/14               589,696
    1,000 New Hampshire St Business Fin
             Auth Rev Alice Peck Day Hlth
             Sys Ser A (Prerefunded @
             10/01/09) ...............................          6.875        10/01/19             1,077,870
                                                                                             --------------
                                                                                                  2,698,916
                                                                                             --------------
          NEW JERSEY  6.4%
      375 Burlington Cnty, NJ Bridge Comm
             Econ Dev Rev The Evergreens
             Proj ....................................          5.625        01/01/38               346,988
    3,250 Landis, NJ Sew Auth Swr Rev
             (FGIC Insd) (h) .........................          7.370        09/19/19             3,892,135


    3,905 Middlesex Cnty, NJ Util Auth Swr
             Rev Rfdg Ser A (MBIA Insd) ..............          6.250        08/15/10             4,059,482
    2,000 New Jersey Econ Dev Auth Cig
             Tax .....................................          5.750        06/15/34             1,948,260
      750 New Jersey Econ Dev Auth
             Retirement Cmnty Rev Seabrook
             Vlg Inc Fac Rfdg ........................          5.250        11/15/26               670,178
    1,000 New Jersey Hlthcare Fac Fin Auth
             Rev Saint Peter Univ Hosp Oblig .........          5.750        07/01/37               977,100
      190 New Jersey St Tpk Auth Tpk Rev
             Ser C (MBIA Insd) (c) ...................          6.500        01/01/16               221,131
      565 New Jersey St Tpk Auth Tpk Rev
             Ser C (MBIA Insd) .......................          6.500        01/01/16               651,405
    2,725 New Jersey St Tpk Auth Tpk Rev
             Ser C (MBIA Insd) (c) ...................          6.500        01/01/16             3,171,491
    5,710 New Jersey St Trans Corp Ctf
             Fed Trans Admin Gnt Ser A
             (AMBAC Insd) ............................          5.750        09/15/10             5,948,621
   10,000 New Jersey St Trans Corp Ctf
             Fed Trans Admin Gnt Ser B
             (AMBAC Insd) (Prerefunded @
             9/15/10) ................................          6.000        09/15/15            10,739,800
    2,000 Tobacco Settlement Fin Corp NJ
             Ser  1A .................................          4.750        06/01/34             1,635,400
    8,000 Tobacco Settlement Fin Corp NJ (a) .........          5.000        06/01/41             6,684,972
                                                                                             --------------
                                                                                                 40,946,963
                                                                                             --------------
          NEW YORK  11.2%
    5,000 Metropolitan Trans Auth NY Rev
             Ser B (FGIC Insd) .......................          5.250        11/15/18             5,409,600
    5,000 New York City Hsg Dev
             Multi Family Rev Ser K (AMT) ............          5.000        11/01/37             4,815,950
    2,500 New York City Indl Dev Agy
             Polytechnic Univ Proj (ACA
             Insd) ...................................          5.250        11/01/37             2,150,075
    3,000 New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser
             A .......................................          6.250        03/01/15             3,085,080


    2,300 New York City Indl Dev Agy Spl
             Fac Rev Amern Airl JFK Intl Arpt
             (AMT) ...................................          7.625        08/01/25             2,486,783
    1,000 New York City Indl Dev Agy Spl
             Fac Rev Amern Airl JFK Intl
             Arpt (AMT) ..............................          7.750        08/01/31             1,093,150
    2,845 New York City Ser B (MBIA
             Insd) ...................................          5.875        08/01/15             3,056,895
   14,515 New York City Ser B
             (MBIA Insd) (Prerefunded @
             8/01/10) (i) ............................          5.875        08/01/15            15,669,378
   10,000 New York City Ser C (MBIA Insd) (a) ........          5.000        06/15/27            10,439,050
   10,000 New York City Transitional Fin
             Auth Future Tax Secd Ser C
            (AMBAC Insd) (a) .........................          5.250        08/01/19            10,706,400
      750 New York Liberty Dev Corp Rev
             Natl Sports Museum Proj Ser A
             (Acquired 08/07/06,
              Cost $750,000) (g) .....................          6.125        02/15/19               746,115
       20 New York St Dorm Auth Rev St
             Supported Debt 2007 Mental Ser A ........          5.750        02/15/11                20,441
       15 New York St Dorm Auth Revs St
             Supported Debt Mental Ser A .............          5.750        02/15/12                15,331
    2,500 New York St Energy Resh & Dev
             Auth Gas Fac Rev (h) ....................          7.129        04/01/20             2,627,850
    3,000 New York St Energy Resh & Dev
             Auth Gas Fac Rev Brooklyn
             Union Gas Ser B (AMT) (h) ...............          8.043        07/01/26             3,189,750
    1,300 Seneca Nation Indians Cap Impt
             Auth NY Spl Oblig Ser A (e) .............          5.000        12/01/23             1,161,069


    5,000 Triborough Brdg & Tunl Auth NY
             Gen Rfdg Ser B ..........................          5.000        11/15/22             5,212,400
                                                                                             --------------
                                                                                                 71,885,317
                                                                                             --------------
          NORTH CAROLINA  1.6%
    1,000 North Carolina Med Care Commn
             Retirement Fac Rev First Mtg
             Southminster Proj Ser A .................          5.625        10/01/27               996,360
    1,100 North Carolina Med Care Commn
             Hlthcare Fac Rev First Mtg
             Salemtowne Proj Rfdg ....................          5.100        10/01/30               949,311
    2,000 North Carolina Med Care Commn
             Retirement Fac Rev First
             Mtg Forest at Duke Rfdg .................          5.125        09/01/27             1,941,960
    6,160 North Carolina Med Care Commn
             Hlth Sys Rev Mission Hlth
             Combined Group (a) ......................          5.000        10/01/36             6,136,253
                                                                                             --------------
                                                                                                 10,023,884
                                                                                             --------------
          NORTH DAKOTA  0.5%
    1,000 Grand Forks, ND Sr Hsg Rev
             4000 Vly Square Proj Rfdg ...............          5.200        12/01/26               866,630
    1,125 Ward Cnty, ND Hlthcare Fac Rev
             Trinity Obligated Group Rfdg ............          5.125        07/01/25             1,102,095
    1,000 Ward Cnty, ND Hlthcare Fac Rev
             Trinity Obligated Group Rfdg ............          5.125        07/01/29               958,520
                                                                                             --------------
                                                                                                  2,927,245
                                                                                             --------------
          OHIO  3.2%
    3,340 Adams Cnty Hosp Fac Impt Rev
             Adams Cnty Hosp Proj ....................          6.250        09/01/20             3,020,930
    6,000 Buckeye, OH Tob Settlement Fin
             Auth Sr Turbo Ser A-2 ...................          5.875        06/01/30             5,860,920
    2,000 Buckeye, OH Tob Settlement Fin
             Auth Sr Turbo Ser A-2 ...................          5.875        06/01/47             1,920,080
      500 Cuyahoga Cnty, OH Hlthcare
             Indpt Living Fac Rev Eliza
             Jennings Sr Care Ser A ..................          5.750        05/15/27               487,430
    6,000 Hamilton Cnty, OH Hlthcare Rev
             Life Rev Enriching Cmnty Proj Rfdg
             Ser A ...................................          5.000        01/01/37             5,411,460
    3,000 Ohio St Higher Ed Fac Commn Rev
             Hosp Univ Hosp Hlth Sys Inc
             Ser A ...................................          5.250        01/15/46             2,892,420
    1,000 Tuscarawas Cnty, OH Hosp Fac
             Rev Twin City Hosp Proj .................          6.100        11/01/22               948,520
                                                                                             --------------
                                                                                                 20,541,760
                                                                                             --------------


          OKLAHOMA  0.6%
    1,050 Chickasaw Nation, OK Hlth Sys (d) ..........          6.250        12/01/32             1,055,702
    2,250 Oklahoma City, OK Pub Ppty Auth
             Hotel Tax Rev (FGIC Insd) ...............          5.250        10/01/29             2,372,917
      225 Oklahoma Hsg Fin Agy Single
             Family Rev Mtg, Class B
             (GNMA Collateralized) (AMT) .............          7.997        08/01/18               243,412
                                                                                             --------------
                                                                                                  3,672,031
                                                                                             --------------
          OREGON  1.0%
    5,000 Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd) .......................          5.250        07/01/22             5,306,300
    1,000 Port Morrow, OR Pollutn Ctl
             Portland Rfdg ...........................          5.200        05/01/33             1,010,680
                                                                                             --------------
                                                                                                  6,316,980
                                                                                             --------------
          PENNSYLVANIA  1.4%
    2,000 Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys West PA Ser A .........          5.000        11/15/28             1,711,600
    1,885 Montgomery Cnty, PA Indl Dev
             Auth Rev Mtg Whitemarsh
             Continuing Care Proj ....................          6.250        02/01/35             1,858,252
    5,250 Philadelphia, PA Auth Indl Dev
             Lease Rev Ser B (FSA Insd)
             (Prerefunded @ 10/01/11) ................          5.500        10/01/16             5,728,590
                                                                                             --------------
                                                                                                  9,298,442
                                                                                             --------------
          RHODE ISLAND  0.3%
    1,075 Rhode Island Hsg & Mtg Fin Corp
             Homeownership Oppty 57-B
             (AMT) ...................................          5.350        10/01/37             1,076,226
      710 Rhode Island St Econ Dev Corp
             Rev (b) .................................          7.250        07/01/10               724,228
                                                                                             --------------
                                                                                                  1,800,454
                                                                                             --------------
          SOUTH CAROLINA  0.6%
      700 Piedmont Muni Pwr Agy SC Elec
             Rev Rfdg ................................          5.000        01/01/25               680,477


      500 South Carolina Jobs Econ Dev
             Auth Hlth Fac Rev First Mtg
             Wesley Commons Rfdg .....................          5.125        10/01/26               434,105
      500 South Carolina Jobs Econ Dev
             Auth Hlthcare Fac Rev First Mtg
             Lutheran Homes Rfdg .....................          5.000        05/01/12               484,825
      500 South Carolina Jobs Econ Dev
             Auth Hlthcare Fac Rev First Mtg
             Lutheran Homes Rfdg .....................          5.125        05/01/13               482,380
    1,000 South Carolina Jobs Econ Dev
             Auth Rev Woodlands at Furman
             Proj Ser A ..............................          6.000        11/15/27               938,210
      200 South Carolina Jobs Econ Dev Auth
             Hlthcare Mtg Lutheran Homes Rfdg
             Fac Rev First ...........................          5.000        05/01/15               187,918
    1,000 South Carolina Jobs Econ Dev Auth
             Hlthcare Mtg Lutheran Homes Rfdg
             Fac Rev First ...........................          5.625        05/01/42               890,840
                                                                                             --------------
                                                                                                  4,098,755
                                                                                             --------------
          SOUTH DAKOTA  0.4%
    2,010 South Dakota Hsg Dev Auth
             Homeownership Mtg Ser E
             (AMT) (Acquired 11/30/06,
             Cost $2,100,000) (g) (h) ................          5.096        05/01/36             1,191,046
    1,250 South Dakota St Hlth & Ed Fac
             Auth Rev Sioux Vly Hosp & Hlth
             Sys A ...................................          5.250        11/01/34             1,266,725
                                                                                             --------------
                                                                                                  2,457,771
          TENNESSEE  1.5%
    1,000 Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg Ser A .........................          5.000        10/01/25               941,010
    4,000 Elizabethton, TN Hlth & Ed Fac
             Brd Rev Rfdg Ser B (MBIA Insd)
            (Prerefunded 07/01/12) (b) ...............          7.750        07/01/29             4,707,120
    1,000 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Ser A ..............................          5.500        07/01/36               982,350
    2,000 Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj Ser C .....................          5.250        09/01/36             1,893,680


    1,000 Tennessee Energy Acquisition
             Corp Gas Rev Ser A ......................          5.250        09/01/24             1,012,700
                                                                                             --------------
                                                                                                  9,536,860
                                                                                             --------------
          TEXAS  8.6%
    2,000 Alliance Arpt Auth Inc TX Spl Fac
             Rev FedEx Corp Proj Rfdg
             (AMT) ...................................          4.850        04/01/21             1,900,500
      450 Angelina & Neches Riv Auth TX
             Indl Dev Corp Environmental
             Aspen Pwr LLC Proj Ser A
             (AMT) ...................................          6.500        11/01/29               405,247
      500 Bexar Cnty, TX Hlth Fac Dev Corp
             Hosp Rev Saint Luke's Lutheran
             Hosp (c) ................................          7.000        05/01/21               650,475
    5,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A (FGIC
             Insd) (AMT) .............................          5.500        11/01/31             5,098,950
    3,000 Harris Cnty-Houston, TX Sports
             Auth Spl Rev Jr Lien Rfdg Ser B
             (MBIA Insd) .............................          5.250        11/15/40             3,063,690
   10,000 Houston, TX Hotel Occupancy
             Tax Convention & Entmt Ser B
             (AMBAC Insd) ............................          5.750        09/01/14            10,831,900
    7,500 Lower CO Riv Auth TX Rev Rfdg
             Ser A (FSA Insd) (Acquired 10/20/99,
             Cost $7,623,805) (g) (h) ................          7.343        05/15/14             8,179,575
    6,250 Lower CO Riv Auth TX Rev Rfdg
             Ser A (FSA Insd) (Acquired 10/20/99,
             Cost $6,312,134) (g) (h) ................          7.343        05/15/15             6,816,312
    3,250 Lower CO Riv Auth TX Rev Rfdg
             Ser A (FSA Insd) (Acquired 10/20/99,
             Cost $3,254,875) (g) (h) ................          7.343        05/15/16             3,545,360
    1,250 Lufkin, TX Hlth Fac Dev Corp Hlth
             Sys Rev Memorial Hlth Sys East
             TX ......................................          5.500        02/15/37             1,217,188
    2,000 Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj ....................................          7.200        01/01/21             2,027,040


    2,200 Tarrant Cnty, TX Cultural Ed
             Fac Fin Corp Retirement CC
             Young Mem Hom Proj ......................          5.750        02/15/25             2,068,682
    1,500 Tarrant Cnty, TX Cultural Ed
             Fac Fin Corp Retirement CC
             Young Mem Hom Proj ......................          5.750        02/15/29             1,391,880
      500 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Buckner
             Retirement Svc Inc Proj .................          5.000        11/15/17               505,215
    1,750 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc .....................................          5.750        11/15/37             1,566,233
    5,000 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckner Retirement Svcs Inc
             Proj ....................................          5.250        11/15/37             4,709,250
      975 Texas St Dept Hsg & Cmnty
             Affairs Home Mtg Rev Coll Rfdg
             Ser C-2 (GNMA Collateralized)
             (AMT) (h) ...............................          9.156        07/02/24             1,040,042
                                                                                             --------------
                                                                                                 55,017,539
                                                                                             --------------
          UTAH  2.2%
    1,340 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (j) .......................          7.800        09/01/15               368,500
    1,000 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (j) .......................          7.800        09/01/25               275,000
    1,000 Hildale, UT Elec Rev Gas Turbine
             Elec Fac Proj (j) .......................          8.000        09/01/20               275,000
   11,000 Salt Lake City, UT Hosp Rev IHC
             Hosp Inc Rfdg ...........................          6.150        02/15/12            11,868,010
     600  Utah St Charter Sch Fin Auth
             Charter Sch Rev Channing Hall
             Ser A ...................................          5.750        07/15/22               593,292
      600 Utah St Charter Sch Fin Auth
             Charter Sch Rev Summit
             Academy Ser A ...........................          5.800        06/15/38               586,320
                                                                                             --------------
                                                                                                 13,966,122
                                                                                             --------------
          VERMONT  0.3%
    1,000 Vermont Econ Dev Auth Mtg
             Wake Robin Corp Proj Ser A ..............          5.375        05/01/36               865,460
    1,000 Vermont Ed & Hlth Bldg Fin Agy
             Rev Bennington College Proj .............          6.625        10/01/29             1,012,350
                                                                                             --------------
                                                                                                  1,877,810
                                                                                             --------------


          VIRGINIA  1.9%
    1,300 Lexington, VA Indl Dev Auth Res
             Care Fac Rev Mtg Kendall at
             Lexington Ser A .........................          5.500        01/01/37             1,179,828
    1,000 Peninsula Town Ctr Cmnty Dev
             Auth VA Spl Oblig .......................          6.450        09/01/37               994,000
    4,000 Virginia St Hsg Auth Dev Auth Ser B
             (AMT) (a) ...............................          4.850        01/01/36             3,717,460
    5,840 Virginia St Hsg Auth Dev Auth
             Rental Hsg Ser D (AMT) (a) ..............          4.650        01/01/39             5,246,568
    1,250 White Oak Vlg Shops VA Cmnty
             Dev Auth Spl Assmt Rev
             Spl Assmt ...............................          5.300        03/01/17             1,220,238
                                                                                             --------------
                                                                                                 12,358,094
                                                                                             --------------
          WASHINGTON  1.9%
    5,000 King Cnty, WA Sch Dist No 411
             (FGIC Insd) (b) .........................          5.250        12/01/20             5,373,300
      950 Kalispel Tribe Indians Priority
             Dist Wash Rev (d) .......................          6.625        01/01/28               948,955
    1,440 Skagit Cnty, WA Pub Hosp Dist
             No 001 Rev Skagit VY Hosp ...............          5.750        12/01/32             1,414,670
    5,000 Washington St Hsg Fin Commn
             Single Family Prog Ser 2A
             (GNMA Collateralized) (AMT) .............          4.700        12/01/38             4,525,700
                                                                                             --------------
                                                                                                 12,262,625
                                                                                             --------------
          WEST VIRGINIA 0.3%
    1,000 Harrison Cnty, W VA Cnty Commn
             Solid Waste Disp Rev Allegheny
             Energy Rfdg Ser D (AMT) .................          5.500        10/15/37               966,530


      250 Ohio Cnty, W VA Cnty Commn
             Tax Increment Rev Fort Henry
             Centre Fin Dist Ser A ...................          5.850        06/01/34               241,040
    1,000 Pleasants Cnty, W VA Pollutn Ctl
             Rev Cnty Comm Allegheny Rfdg
             Ser F ...................................          5.250        10/15/37               970,610
                                                                                             --------------
                                                                                                  2,178,180
                                                                                             --------------
          WISCONSIN 2.7%
    4,000 Wisconsin Hsg & Econ Dev
             Auth Home Onwership Rev Ser A (a) .......          4.800        03/01/38             3,686,180
    6,000 Wisconsin Hsg & Econ Dev
            Auth Home Ownership Rev Ser C
            (AMT) (a) ................................          5.125        09/01/28             5,930,040
    8,000 Wisconsin Hsg & Econ Dev
            Auth Home Ownership Rev Ser C
            (AMT) (a) ................................          5.200        03/01/38             7,906,720
                                                                                             --------------
                                                                                                 17,522,940
                                                                                             --------------
TOTAL LONG-TERM INVESTMENTS 113.7%
  (Cost $733,215,427) ...............................................................           730,655,927

SHORT-TERM INVESTMENTS 0.8%
  (Cost $5,500,000) .................................................................             5,500,000
                                                                                             --------------

TOTAL INVESTMENTS  114.5%
  (Cost $738,715,427) ...............................................................           736,155,927

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (15.1%)
  (Cost ($97,050,000))

(97,050)    Notes with interest rates ranging from 3.42% to 3.66% at
            December 31, 2007 and contractual maturities of collateral
            ranging from 2015 to 2041 (k) ...........................................           (97,050,000)
                                                                                             --------------

TOTAL NET INVESTMENTS  99.4%
  (Cost $641,665,427) ...............................................................           639,105,927


OTHER ASSETS IN EXCESS OF LIABILITIES  0.6% .........................................             3,589,644
                                                                                             --------------

NET ASSETS 100.0% ...................................................................        $  642,695,571
                                                                                             ==============


Percentages are calculated as a percentage of net assets.


* Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Fund.
(b)  The Fund owns 100% of the outstanding bond issuance.
(c)  Escrowed to Maturity
(d)  Security purchased on a when-issued or delayed delivery basis.
(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(g) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.6% of net assets.
(h)  Inverse Floating Rate
(i) All or portion of this security has been physically segregated in connection with open futures contracts.
(j)  Non-income producing security.
(k) Floating rate notes. The interest rates shown reflect rates in effect at December 31, 2007.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                                               UNREALIZED
                                                                                              APPRECIATION/
                                                                     CONTRACTS                DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $116,375 per contract) .............................           130               $      130,368
                                                                      --------               --------------

Van Kampen New York Tax Free Income Fund
Portfolio of Investments - December 31, 2007 (Unaudited)

 PAR
AMOUNT
 (000)                       DESCRIPTION                  COUPON   MATURITY       VALUE
--------  ---------------------------------------------   ------   --------   -------------
          MUNICIPAL BONDS   100.4%
          NEW YORK   99.5%
$  2,000  Albany, NY Indl Dev Agy Civic Fac
             Rev Albany Law Sch Univ Ser A                 5.000%  07/01/31   $   1,867,740
   1,290  Albany, NY Indl Dev Agy Indl Dev
             Rev Albany College of
             Pharmacy Ser A                                5.625   12/01/34       1,291,032
     400  Albany, NY Indl Dev Agy
             Civic Fac Rev St Peters Hosp
             Proj Ser D                                    5.750   11/15/27         409,500
     500  Amherst, NY Indl Dev Agy Civic
             Beechwood Hlthcare Ctr Inc                    5.200   01/01/40         419,030
     395  Dutchess Cnty, NY Indl Dev Agy
             Elant Fishkill Inc Ser A                      5.250   01/01/37         344,302
   1,000  East Rochester, NY Hsg Auth
             Rev Sr Living Woodland Vlg
             Proj Rfdg                                     5.500   08/01/33         911,900
   1,250  Erie Cnty, NY Indl Dev Agy Sch
             Fac Rev City of Buffalo Proj
             (FSA Insd)                                    5.750   05/01/21       1,360,275
   1,250  Erie Cnty, NY Indl Dev Agy Sch
             Fac Rev City of Buffalo Proj
             (FSA Insd)                                    5.750   05/01/22       1,355,300
   1,000  Erie Cnty, NY Tob Asset Sec
             Corp Ser A                                    5.000   06/01/45         927,680
   1,530  Hempstead Town, NY Indl Dev
             Adelphi Univ Civic Fac                        5.000   10/01/35       1,507,295
   1,250  Hempstead Town, NY Indl Dev
             Adelphi Univ Civic Fac                        5.750   06/01/22       1,307,825
   1,290  Islip, NY Res Recovery Agy Res
             1985 Fac Ser E (FSA Insd)
             (AMT)                                         5.750   07/01/22       1,394,206

   1,000  Livingston Cnty, NY Indl Dev Agy
             Civic Fac Rev Nicholas H Noyes
             Mem Hosp                                      6.000   07/01/30         996,940
   1,500  Long Island Pwr Auth NY Elec
             Sys Rev Gen Ser B                             5.000   12/01/35       1,539,840
   1,000  Metropolitan Trans Auth NY Rev
             Rfdg Ser A (AMBAC Insd)                       5.500   11/15/19       1,085,330
   1,500  Metropolitan Trans Auth NY Rev
             Ser A                                         5.000   11/15/23       1,567,125
   1,000  Metropolitan Trans Auth NY Svc
             Contract Rfdg Ser A                           5.125   01/01/29       1,030,130
   1,000  Monroe Cnty, NY Indl Dev Agy
             Nazareth College Rochester
             Proj (MBIA Insd)                              5.250   10/01/21       1,067,000
   1,320  Montgomery Cnty, NY Indl Dev
             Agy Lease Rev HFM Boces Ser
             A (XLCA Insd)                                 5.000   07/01/34       1,344,842
   2,000  Nassau Cnty, NY Indl Dev Agy
             Continuing Care Retirement
             Amsterdam at Harborside Ser A                 6.700   01/01/43       2,004,320
   1,500  New York City Hlth & Hosp Corp
             Rev Hlth Sys Ser A (FSA Insd)                 5.500   02/15/18       1,613,265
   1,000  New York City Hlth & Hosp Corp
             Rev Hlth Sys Ser A (FSA Insd)                 5.500   02/15/19       1,075,510
   2,000  New York City Hsg Dev Corp
             Multi-Family Hsg Rev Ser B1
             (AMT)                                         5.150   11/01/37       1,961,020
   1,000  New York City Hsg Dev Corp
             Multi-Family Hsg Rev Ser E1
             (AMT)                                         5.350   11/01/37         996,520
   1,000  New York City Hsg Dev Corp
             Multi-Family Hsg Rev Ser J1                   4.850   05/01/36         999,170
   2,500  New York City Hsg Dev Corp
             Multi-Family Hsg Rev Ser L
             (AMT)                                         5.050   11/01/39       2,417,250

   1,000  New York City Hsg Dev Corp Ser
             A (AMT)                                       5.500   11/01/34       1,007,770
     445  New York City Indl Dev Agy Civic
             Fac Rev Cmnty Res
             Developmentally Disabled                      7.500   08/01/26         448,204
     500  New York City Indl Dev Agy Civic
             Fac Rev College of New
             Rochelle Proj                                 5.750   09/01/17         510,625
   1,245  New York City Indl Dev Agy Civic
             Fac Rev Ctr for Nursing Ser B                 5.375   08/01/27       1,115,744
   1,405  New York City Indl Dev Agy Fac
             Rev Royal Charter-NY
             Presbyterian (FSA Insd)                       5.375   12/15/16       1,538,039
     500  New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser
             A                                             6.250   03/01/15         514,180
     500  New York City Indl Dev Agy Rev
             Liberty 7 World Trade Ctr Ser
             A                                             6.500   03/01/35         516,190
   1,125  New York City Indl Dev Agy Rev
             Liberty Iac/Interactive Corp                  5.000   09/01/35       1,018,687
     500  New York City Indl Dev Agy Spl
             Fac Rev Amern Airl JFK Intl
             Arpt (AMT)                                    7.750   08/01/31         546,575
   1,500  New York City Indl Dev Agy Spl
             Fac Rev JetBlue Airways Corp
             Proj (AMT)                                    5.125   05/15/30       1,205,115
   2,000  New York City Indl Dev Agy Spl
             Fac Rev Term One Group Assn
             Prog (AMT) (a)                                5.500   01/01/19       2,079,825
   1,400  New York City Muni Wtr Fin Auth
             Wtr & Swr Sys Rev Ser B                       5.000   06/15/36       1,443,484
     500  New York City Muni Wtr Fin Ser B                 6.000   06/15/33         535,645
   2,500  New York City Ser A                              5.500   08/01/20       2,706,700
   1,500  New York City Ser G                              5.000   08/01/24       1,551,840
   2,390  New York City Ser G                              5.000   12/01/28       2,443,871
   1,500  New York City Ser J                              5.000   03/01/24       1,546,815

   1,000  New York City Transitional
             Cultural Res Rev Amern
             Museum Nat History Ser A
             (MBIA Insd)                                   5.000   07/01/44       1,027,630
   1,025  New York City Transitional Future
             Tax Secd Ser B                                5.500   02/01/15       1,097,642
   1,335  New York City Transitional
             Future Tax Secd Ser
             C (AMBAC Insd)                                5.250   08/01/21       1,429,304
   2,475  New York Cnty Tob Tr IV
             Settlement Pass Thru Ser A                    5.000   06/01/45       2,294,152
     750  New York Liberty Dev Corp Rev
             Natl Sports Museum Proj Ser A
             (Acquired 08/07/06, Cost
             $750,000) (b)                                 6.125   02/15/19         746,115
   2,000  New York St Dorm Auth Rev
             Catholic Hlth L I Oblig Grp                   5.000   07/01/27       1,957,340
   1,000  New York St Dorm Auth Rev City
             Univ Cons Third Ser 1 (FGIC
             Insd)                                         5.250   07/01/25       1,027,600
   1,230  New York St Dorm Auth Rev City
             Univ Rfdg Ser D (FSA Insd)                    5.750   07/01/12       1,307,121
     650  New York St Dorm Auth Rev City
             Univ Sys Cons Ser A                           5.625   07/01/16         724,834
   1,000  New York St Dorm Auth Rev City
             Univ Sys Cons Ser B                           6.000   07/01/14       1,089,420
   1,890  New York St Dorm Auth Rev Dept
             Ed (d)                                        5.250   07/01/21       2,006,840
   1,000  New York St Dorm Auth Rev Insd
             Brooklyn Law Sch Ser B (XLCA
             Insd)                                         5.375   07/01/23       1,075,970
   1,040  New York St Dorm Auth Rev Insd
             NY St Rehab Assn Ser A
             (AMBAC Insd) (d)                              5.500   07/01/15       1,129,981
   1,200  New York St Dorm Auth Rev
             Miriam Osborn Mem Home Ser
             B (ACA Insd)                                  6.375   07/01/29       1,222,008
   2,000  New York St Dorm Auth Rev Mtg
             Montefiore Hosp (FGIC Insd)                   5.000   08/01/33       2,054,500

   1,000  New York St Dorm Auth Rev Non
             St Supported Debt L I Jewish (a)              5.000   11/01/26       1,002,060
   1,000  New York St Dorm Auth Rev Non
             St Supported Debt L I Jewish (a)              5.000   11/01/34       1,002,060
   2,000  New York St Dorm Auth Rev Non
             St Supported Debt Mt Sinai
             NYU Hlth Ser C                                5.500   07/01/26       2,011,100
   1,500  New York St Dorm Auth Rev Non
             St Supported Debt NYU Hosp
             Ctr Ser A                                     5.000   07/01/20       1,443,330
   3,000  New York St Dorm Auth Rev Non
             St Supported Debt NYU Hosp
             Ctr Ser A                                     5.000   07/01/36       2,686,470
   2,000  New York St Dorm Auth Rev Non
             St Supported Debt Providence
             Rest (ACA Insd)                               5.250   07/01/25       1,837,840
     750  New York St Dorm Auth Rev
             Nursing Home Menorah
             Campus (FHA Gtd)                              5.950   02/01/17         766,613
   1,000  New York St Dorm Auth Rev Secd
             Hosp North Gen Hosp Rfdg                      5.750   02/15/18       1,087,230
     365  New York St Dorm Auth Rev St
             Supported Debt
             Bal-2007-Mental Ser B (MBIA
             Insd)                                         5.250   08/15/31         378,308
     500  New York St Energy Resh & Dev
             Auth Gas Fac Rev Brooklyn
             Union Gas Ser B (AMT) (c)                     8.043   07/01/26         531,625
   1,000  New York St Environmental Fac
             Corp St Clean Wtr & Drinking
             Revolving Fd Pooled Fin Pgm
             Ser I                                         5.250   09/15/19       1,073,240
   2,280  New York St Loc Govt Assistance
             Corp Rfdg Ser E                               6.000   04/01/14       2,535,793
   1,905  New York St Mtg Agy Rev for
             Homeowner Mtg Ser 130
             (AMT)                                         4.800   10/01/37       1,766,526
     650  New York St Mtg Agy Rev Ser 82
             (AMT)                                         5.650   04/01/30         679,855
     930  New York St Mtg Agy Rev Ser 101
             (AMT)                                         5.400   04/01/32         935,338
     500  New York St Urban Dev Corp Rev
             Correctional Fac Rfdg Ser A                   5.500   01/01/14         540,515

     220  Oneida Cnty, NY Indl Dev Agy
             Civic Fac Saint Elizabeth Med
             Ser A                                         5.875   12/01/29         217,239
   1,000  Rensselaer Cnty, NY Indl Dev Agy
             Indl Dev Rev Franciscan
             Heights LP Proj Ser A (AMT) (LOC:
             JP Morgan Chase Bank)                         5.375   12/01/36       1,024,300
   2,500  Rensselaer Cnty, NY Sch Dist Ctf
             Partn (XLCA Insd)                             5.000   06/01/26       2,584,025
   1,000  Rockland Cnty, NY Solid Waste
             Ser B (AMBAC Isnd) (AMT)                      5.000   12/15/23       1,024,800
   1,000  Seneca Nation Indians Cap Impt
             Auth NY Spl Oblig Ser A (e)                   5.000   12/01/23         893,130
   1,475  Suffolk Cnty, NY Indl Dev Agy
             Civic Fac Rev Eastrn Long
             Island Hosp Assn (e)                          5.375   01/01/27       1,327,338
     825  Suffolk Cnty, NY Indl Dev Agy
             Civic Fac Rev Family Svc
             League Suffolk Cnty (LOC: Fleet
             National Bank)                                5.000   11/01/34         838,646
     250  Syracuse, NY Indl Dev Agy Rev
             First Mtg Jewish Home Ser A                   7.375   03/01/21         259,395
   2,000  Tobacco Settlement Fin Corp NY
             Ser B                                         5.500   06/01/22       2,136,200
     325  Triborough Brdg & Tunl Auth NY
             Rev Gen Purp Ser A                            5.000   01/01/32         332,020
   2,000  Triborough Brdg & Tunl Auth NY
             Rev Gen Purp Ser A                            5.250   01/01/18       2,121,540
   1,090  Tsasc, Inc NY Ser 1                              5.000   06/01/34       1,029,701
   2,500  Tsasc, Inc NY Ser 1                              5.125   06/01/42       2,383,925

   1,000  Ulster Cnty, NY Res Recovery
             Agy Solid Waste Sys Rev Rfdg
             (AMBAC Insd)                                  5.250   03/01/18       1,060,790
     160  Upper Mohawk Vly Regl Wtr Fin
             Auth NY Wtr Sys Rev (AMBAC
             Insd)                                         5.750   04/01/20         169,534
     310  Utica, NY Indl Dev Agy Civic Fac
             Rev Utica College Proj Ser A                  5.750   08/01/28         310,682
   1,000  Warren & Washington Cnty, NY
             Indl Dev Agy Civic Fac Rev
             Glens Falls Hosp Proj Ser A
             (FSA Insd)                                    5.000   12/01/35       1,021,770
     500  Westchester Cnty, NY Indl Dev
             Agy Mtg Kendal on Hudson Proj
             Ser A                                         6.375   01/01/24         513,415
   2,000  Westchester Tob Asset Sec Corp
             NY                                            5.125   06/01/45       1,898,120
   1,000  Yonkers, NY Indl Dev Agy Civic
             Fac Rev Cmnty Dev Ppty
             Yonkers Inc Ser A (Prerefunded
             @ 2/01/11)                                    6.625   02/01/26       1,103,640
                                                                              -------------
                                                                                116,242,226
                                                                              -------------
          U.S. VIRGIN ISLANDS 0.9%
   1,000  Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt Ser A                  6.375   10/01/19       1,080,080
                                                                              -------------
TOTAL LONG-TERM INVESTMENTS 100.4%
   (Cost $117,258,070)                                                          117,322,306
SHORT-TERM INVESTMENTS 1.4%
   (Cost $1,600,000)                                                              1,600,000
                                                                              -------------
TOTAL INVESTMENTS 101.8%
   (Cost $118,858,070)                                                          118,922,306
                                                                              -------------
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
   RELATED TO SECURITIES HELD (2.6%)
   (Cost ($3,000,000))
   (3,000) Notes with interest rates ranging from
      3.49% to 3.59% at December 31, 2007 and
      contractual maturities of collateral ranging from
      2019 to 2034 (f)                                                           (3,000,000)
                                                                              -------------
TOTAL NET INVESTMENTS 99.2%
   (Cost $115,858,070)                                                          115,922,306
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%                                          932,463
                                                                              -------------
NET ASSETS 100.0%                                                             $ 116,854,769
                                                                              -------------

Percentages are calculated as a percentage of net assets.

(a)  Underlying security related to Inverse Floaters entered into by the Fund.

(b) This Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(c) Inverse Floating Rate. The interest rates shown reflect the rates in effect at December 31, 2007.

(d)  The Fund owns 100% of the outstanding bond issuance.

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2007.

ACA   - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT   - Alternative Minimum Tax
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Administration
FSA   - Financial Security Assurance Inc.
LOC   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance Corp.
XLCA  - XL Capital Assurance Inc.

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                    COUPON    MATURITY       VALUE
------------------------------------------------------------------------------------------
         MUNICIPAL BONDS 114.6%
         ALABAMA 0.9%
$ 1,500  Alexander City, AL Spl Care Fac
            Fin Auth Med Fac Rev Russell
            Hosp Corp Ser A .......................        5.750% 12/01/36  $    1,463,790
  1,000  Butler, AL Indl Dev Brd Solid GA
            Pacific Corp Proj Rfdg (AMT) ..........        5.750  09/01/28         886,780
  1,500  Colbert Cnty Northwest Auth
            Hlthcare Fac ..........................        5.750  06/01/27       1,505,100
  1,000  Huntsville Redstone Vlg, AL Spl
            Care Fac Fin Auth Redstone Vlg Proj ...        5.500  01/01/28         905,530
    250  Huntsville Redstone Vlg, AL Spl
            Care Fac Fin Auth Ser A
            (Prerefunded @ 12/01/12) ..............        8.250  12/01/32         307,052
  3,785  Huntsville Redstone Vlg, AL Spl
            Care Fac Fin Auth Vlg Proj ............        5.500  01/01/43       3,306,690
  2,500  Huntsville/Carlton Cove, AL
            Carlton Cove Inc Proj Ser A (a) .......  7.000/4.375  11/15/17       1,177,600
      3  Mobile, AL Indl Dev Brd Solid
            Waste Disp Rev Mobile Energy
            Svc Co Proj Rfdg ......................        6.950  01/01/20             293
  1,395  Valley, AL Spl Care Fac Fin Auth
            Rev Lanier Mem Hosp Ser A .............        5.600  11/01/16       1,408,043
  1,750  Valley, AL Spl Care Fac Fin Auth
            Rev Lanier Mem Hosp Ser A .............        5.650  11/01/22       1,756,090
                                                                            --------------
                                                                                12,716,968
                                                                            --------------
         ALASKA 0.3%
  1,100  Alaska Indl Dev & Expt Auth
            Williams Lynxs AK Cargoport
            (AMT) (Acquired 05/17/01, Cost
            $1,100,000) (b) .......................        7.800  05/01/14       1,166,033
  3,670  Juneau, AK City & Borough Rev
            Saint Ann's Care Ctr Proj .............        6.875  12/01/25       3,676,533
                                                                            --------------
                                                                                 4,842,566
                                                                            --------------

         ARIZONA 2.5%
  1,000  Arizona Hlth Fac Auth Rev
            Terraces Proj Ser A
            (Prerefunded @ 11/15/13) ..............        7.500  11/15/23       1,188,090
  1,250  Arizona Hlth Fac Auth Rev
            Terraces Proj Ser A
            (Prerefunded @ 11/15/13) ..............        7.750  11/15/33       1,522,425
  5,525  Cochise Cnty, AZ Indl Dev Sierra
            Vista Cmnty Hosp Rfdg Ser A ...........        6.750  12/01/26       5,607,488
    500  Flagstaff, AZ Indl Dev Auth Rev
            Living Cmnty Northn Cmnty Proj
            (Prerefunded @ 03/01/13) ..............        6.300  09/01/38         520,195
  2,700  Flagstaff, AZ Indl Dev Auth Rev
            Rfdg Sr Living Cmnty Northn AZ ........        5.700  07/01/42       2,393,550
    975  Flagstaff, AZ Indl Dev Auth Rev
            Sr Living Cmnty Northn AZ Proj
            (Prerefunded @ 03/01/13) ..............        7.500  03/01/35       1,174,212
  4,000  Maricopa Cnty, AZ Hlth Fac Rev
            Catholic Hlthcare West Ser A ..........        5.500  07/01/26       4,103,160
  1,500  Peoria, AZ Indl Dev Auth Rev
            Sierra Winds Life Rfdg Ser A ..........        6.375  08/15/29       1,516,485
  2,525  Pima Cnty, AZ Indl Dev Auth Ed
            Rev Fac Choice Ed & Dev Corp
            Proj ..................................        6.250  06/01/26       2,533,838
  1,590  Pima Cnty, AZ Indl Dev Auth Ed
            Rev Fac P.L.C Charter Schs
            Proj ..................................        6.500  04/01/26       1,630,036
  2,805  Pima Cnty, AZ Indl Dev Auth Ed
            Rev Fac P.L.C Charter Schs
            Proj ..................................        6.750  04/01/36       2,878,547
  4,225  Pima Cnty, AZ Indl Dev Auth Ed
            Rev Fac Premier & Air Co ..............        7.000  09/01/35       3,953,924
  1,865  Pima Cnty, AZ Indl Dev Auth Ed
            Rev Milestones Charter Sch
            Proj ..................................        6.750  11/01/33       1,817,014
    800  Pima Cnty, AZ Indl Dev Auth Fac
            Skyline Tech High Sch Proj ............        7.500  02/01/34         778,104

  1,000  Pima Cnty, AZ Indl Dev Auth Rev
            La Posada at Pk Ctr Ser A .............        7.000  05/15/27       1,011,450
  2,000  Pima Cnty, AZ Indl Dev Auth Wtr
            & Waste Rev Global Wtr Res
            LLC Proj (AMT) (Acquired
            12/15/06, Cost $2,000,000) (b) ........        5.600  12/01/22       1,822,480
    775  Red Hawk Canyon Cmnty Fac
            Dist No 2 AZ Dist Assmt Rev Ser A .....        6.500  12/01/12         819,035
  1,995  Tucson, AZ Multi-Family Rev Hsg
            Catalina Asstd Living Ser A (AMT) .....        6.500  07/01/31       1,597,895
                                                                            --------------
                                                                                36,867,928
                                                                            --------------
         CALIFORNIA 8.9%
  1,000  ABAG Fin Auth Nonprofit Corp
            CA Amern Baptist Homes Rfdg Ser A .....        5.850  10/01/27       1,003,270
  1,000  Beaumont, CA Fin Auth Loc Agy Ser A ......        5.600  09/01/25         978,310
  2,000  Beaumont, CA Fin Auth Loc Agy Ser A ......        5.650  09/01/30       1,924,960
  2,000  Beaumont, CA Fin Auth Loc Agy Ser A ......        5.700  09/01/35       1,909,180
  1,000  Beaumont, CA Fin Auth Loc Agy Ser D ......        5.800  09/01/35         968,480
  1,000  Blythe, CA Redev Agy Proj.................        5.750  05/01/34         963,820
 15,000  California Hlth Fac Fin Auth Rev
            Rfdg Cedars Sinai Med Ctr (c) .........        5.000  11/15/34      14,770,275
  1,000  California Statewide Cmnty Dev
            Auth Elder Care Alliance Ser A
            (Prerefunded @ 11/15/12) ..............        8.250  11/15/32       1,222,190
    915  California Statewide Cmnty Dev
            Auth Multi-Family Rev Hsg
            Heritage Pointe Sr Apt Ser QQ
            (AMT) (Prerefunded @ 04/01/08)
            (Acquired 02/19/02, Cost
            $912,713) (b) .........................        7.500  10/01/26         945,488

  2,500  California Statewide Cmnty Dev
            Auth Rev CA Baptist Univ Ser A ........        5.500  11/01/38       2,377,200
  1,000  California Statewide Cmnty Dev
            Auth San Francisco Art Institute
            (Acquired 07/05/02, Cost
            $1,000,000) (b) .......................        7.375  04/01/32       1,049,700
  1,720  California Statewide Cmntys Dev
            Auth Rev Lancer Ed Student Hsg Proj ...        5.625  06/01/33       1,636,322
  2,735  California Statewide Cmntys Dev
            Auth Spl Tax Cmnty Fac Dist
            2007-1 Orinda .........................        6.000  09/01/29       2,739,704
  1,000  Chino, CA Cmnty Fac Dist No 03
            Impt Area 1 ...........................        5.700  09/01/29         972,170
  5,000  Contra Costa, CA Home Mtg Fin
            Auth Home Mtg Rev (MBIA
            Insd) (d) .............................            *  09/01/17       2,608,150
  1,500  Corona-Norco, CA Univ Sch Dist
            Pub Fin Auth Spl Tax Rev Ser A ........        5.800  09/01/35       1,462,560
  2,000  Fontana, CA Spl Tax Cmnty Fac
            Dist No 22 Sierra Hills ...............        6.000  09/01/34       1,980,120
  2,300  Foothill/Eastern Tran Corridor Agy
            CA Toll Rd Rev (MBIA Insd) ............            *  01/15/18       1,390,856
 30,000  Golden St Tob Securitization Corp
            CA Tob Settlement Rev
            Enhanced Asset Bkd Ser A (c) ..........        5.000  06/01/45      28,424,100
  1,750  Huntington Beach, CA Cmnty No
            2003 1 Huntington Ctr .................        5.800  09/01/23       1,762,810
  2,000  Indio, CA Redev Agy Tax Alloc
            Sub Merged Proj Area Ser B ............        6.375  08/15/33       2,045,240
    495  Indio, CA Redev Agy Tax Alloc
            Sub Merged Proj Area Ser B ............        6.500  08/15/34         509,543
  1,000  Jurupa, CA Cmnty Svc Dist Spl
            Cmnty Fac Dist No 4 Ser A .............        5.700  09/01/34         956,530
  1,725  Lake Elsinore, CA Pub Fin Auth
            Loc Agy Rev Ser F .....................        7.100  09/01/20       1,763,640

  2,500  Lake Elsinore, CA Spl Tax Cmnty
            Fac Dist 2 Area AA ....................        5.450  09/01/36       2,292,000
  1,000  Lee Lake Wtr Dist CA Cmnty Fac
            Dist No 1 Spl Tax Sycamore Creek ......        6.000  09/01/33         997,950
  1,370  Millbrae, CA Residential Fac Rev
            Magnolia of Millbrae Proj Ser A
            (AMT) .................................        7.375  09/01/27       1,405,127
  1,000  Murrieta, CA Cmnty Fac Dist No 2
            the Oaks Impt Area A ..................        5.900  09/01/27         984,480
  1,000  Murrieta, CA Cmnty Fac Dist No 2
            the Oaks Impt Area A ..................        6.000  09/01/34         983,580
  1,000  Murrieta, CA Cmnty Fac Dist No 2
            the Oaks Impt Area B ..................        6.000  09/01/27         995,900
  3,000  Northstar Cmnty Svc Dist CA Spl
            Tax Cmnty Fac Dist No 1 ...............        5.450  09/01/28       2,918,220
  1,000  Palmdale, CA Spl Tax Cmnty Fac
            03-1 Anaverde A .......................        5.350  09/01/30         924,020
  1,100  Palmdale, CA Spl Tax Cmnty Fac
            03-1 Anaverde A .......................        5.400  09/01/35       1,003,750
  1,000  Perris, CA Cmnty Fac Dist Spl
            Tax No 01-2 Ser A .....................        6.375  09/01/32       1,022,730
  2,500  Quechan Indian Tribe Ft Yuma
            Indian Reservation CA & Govt
            Proj (e) ..............................        7.000  12/01/27       2,499,525
  2,000  Rancho Cordova Cmnty Fac Dist
            CA Spl Tax No 2003 1 Sunridge
            Anatolia ..............................        5.500  09/01/37       1,845,160
  2,000  Riverside, CA Univ Sch Dist Tax
            Cmnty Fac Dist 15 Impt Area 1 .........        5.550  09/01/30       1,898,340
  2,535  Sacramento Cnty, CA Spl Tax
            Cmnty Fac Dist No 05-2 Ser A ..........        6.000  09/01/37       2,535,659
  6,000  San Jose, CA Multi-Family Hsg
            Rev Helzer Courts Apt Proj Ser A
            (AMT) .................................        6.400  12/01/41       5,826,000
  2,000  San Marcos, CA Pub Fac Auth
            Spl Tax Rev Ser A .....................        5.650  09/01/36       2,003,640

  5,700  Silicon Vly Tob Securitization Auth
            CA Tob Settlement Rev Cap
            Apprec Turbo Santa Clara Ser A ........            *  06/01/36         821,313
  4,645  Silicon Vly Tob Securitization Auth
            CA Tob Settlement Rev Cap
            Apprec Turbo Santa Clara Ser A ........            *  06/01/41         475,973
  9,000  Silicon Vly Tob Securitization Auth
            CA Tob Settlement Rev Cap
            Apprec Turbo Santa Clara Ser A ........            *  06/01/47         612,630
 22,500  Silicon Vly Tob Securitization Auth
            CA Tob Settlement Rev Cap
            Apprec Turbo Santa Clara Ser C ........            *  06/01/56         586,800
  7,500  Silicon Vly Tob Securitization Auth
            CA Tob Settlement Rev Cap
            Apprec Turbo Santa Clara Ser D ........            *  06/01/56         155,700
  3,000  Temecula, CA Pub Fin Auth Spl
            Tax Roripaugh Cmnty Fac Dist 03-2 .....        5.500  09/01/36       2,296,290
 35,000  Tobacco Securitization Auth
            Southn CA Tob Settlement
            Cabs First Sub ........................            *  06/01/46       2,550,450
 27,200  Tobacco Securitization Auth
            Southn CA Tob Settlement
            Cabs Second Sub .......................            *  06/01/46       1,806,624
 47,000  Tobacco Securitization Auth
            Southn CA Tob Settlement
            Cabs Third Sub ........................            *  06/01/46       2,603,330
  1,000  Upland, CA Cmnty Fac Dist 2003
            San Antonio Impt Ser 1A ...............        5.900  09/01/24       1,014,550
  1,500  Upland, CA Cmnty Fac Dist 2003
            San Antonio Impt Ser 1A ...............        6.000  09/01/34       1,494,900
  1,885  Vallejo, CA Ctf Partn Touro Univ..........        7.250  06/01/16       1,970,881
    915  Vallejo, CA Pub Fin Auth Loc
            Hiddenbrooke Impt Dist Ser A ..........        5.800  09/01/31         897,038

  1,000  Woodland, CA Spl Tax Cmnty
            Fac Dist 1 Spring Lake ................        6.250  09/01/34       1,018,290
  1,800  Yuba City, CA Redev Agy Tax Proj Ser A ...        6.000  09/01/31       1,798,686
  3,000  Yuba City, CA Redev Agy Tax Proj Ser A ...        6.000  09/01/39       2,980,770
                                                                            --------------
                                                                               129,584,924
                                                                            --------------
         COLORADO 2.7%
  1,060  Beacon Pt Metro Dist CO Ser A.............        6.125  12/01/25         954,573
  1,005  Beacon Pt Metro Dist CO Ser A.............        6.250  12/01/35         883,666
  1,000  Bromley Pk Metro Dist CO No 2
            Ser B (Prerefunded @ 12/01/12) ........        8.050  12/01/32       1,220,600
  1,000  Castle Oaks Metro Dist CO Ltd Tax ........        6.000  12/01/25         911,530
  1,500  Castle Oaks Metro Dist CO Ltd Tax ........        6.125  12/01/35       1,296,615
  1,700  Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Brighton Sch Proj .....        6.000  11/01/36       1,664,470
    795  Colorado Ed & Cultural Fac Auth
            Rev Charter Sch Frontier
            Academy (Prerefunded @ 06/01/11) ......        7.250  06/01/20         878,586
  3,000  Colorado Hlth Fac Auth Rev
            Amern Baptist Home Ser A ..............        5.900  08/01/37       2,752,170
  1,410  Confluence Metro Dist Colo Tax............        5.400  12/01/27       1,310,045
  1,000  Confluence Metro Dist Colo Tax............        5.450  12/01/34         906,590
  2,000  Copperleaf Metro Dist No 2 CO.............        5.950  12/01/36       1,683,820
  2,500  Elk Vly, CO Pub Impt Fee Ser A............        7.300  09/01/22       2,600,400
  1,150  High Plains Metro Dist CO Ser A...........        6.125  12/01/25       1,035,621
  2,250  High Plains Metro Dist CO Ser A...........        6.250  12/01/35       1,966,320
    565  Lafayette, CO Indl Dev Rev Rocky
            Mtn Instr Proj Ser A (f) ..............        6.750  10/01/14         477,990
  1,880  Lafayette, CO Indl Dev Rev Rocky
            Mtn Instr Proj Ser A (AMT) ............        7.000  10/01/18       1,566,416
  4,405  Lake Creek Affordable Hsg Corp
            Hsg Proj Rfdg Ser A ...................        6.250  12/01/23       4,532,789

  2,000  Montezuma Cnty, CO Hosp Dist
            Hlth Fac Enterprise Hosp Rfdg .........        5.900  10/01/37       1,859,000
    500  Neu Towne, CO Metro Dist (a) .............  7.250/1.800  12/01/34         300,000
  3,500  Northwest CO Metro Dist No 3 Ltd Tax .....        6.125  12/01/25       3,235,050
  1,000  Serenity Ridge, CO Metro Dist No 2 (a) ...  7.500/3.750  12/01/34         740,000
  1,555  Skyland Metro Dist CO Gunnison
            Cnty Rfdg .............................        6.750  12/01/22       1,572,447
  1,000  Southlands Metro Dist No 1 CO
            (Prerefunded @ 12/01/14) ..............        7.000  12/01/24       1,208,200
  3,500  Tallgrass Met Dist CO Rfdg & Impt ........        5.250  12/01/37       2,940,070
  1,000  Vista Ridge Met Dist CO Rfdg Ltd
            Tax Sub Ser B .........................        6.625  12/01/40         962,460
                                                                            --------------
                                                                                39,459,428
                                                                            --------------
         CONNECTICUT 0.5%
  1,500  Connecticut St Dev Auth Indl Afco
            Cargo Bdlg LLC Proj (AMT) .............        8.000  04/01/30       1,578,660
  2,000  Mohegan Tribe Indians CT Pub
            Impt Priority Dist (Acquired
            09/27/01, Cost $1,955,120) (b) ........        6.250  01/01/31       2,013,680
  3,500  Mohegan Tribe Indians CT Pub
            Impt Priority Dist (n) ................        5.250  01/01/33       3,098,445
                                                                            --------------
                                                                                 6,690,785
                                                                            --------------
         DELAWARE 0.2%
    850  Sussex Cnty, DE Rev Adj First
            Mtg Cadbury Lewes Ser A ...............        5.900  01/01/26         819,545
  1,000  Sussex Cnty, DE Rev Adj First
            Mtg Cadbury Lewes Ser A ...............        6.000  01/01/35         960,050
  1,040  Wilmington, DE Multi-Family Rent
            Rev Hsg Electra Arms Sr Assoc
            Proj (AMT) ............................        6.250  06/01/28       1,041,986
                                                                            --------------
                                                                                 2,821,581
                                                                            --------------
         DISTRICT OF COLUMBIA   3.2%
 12,120  District Columbia Ballpark Rev
            Ser B1 (c) ............................        5.000  02/01/24      12,337,041

 13,035  District Columbia Ballpark Rev
            Ser B1 (c) ............................        5.000  02/01/25      13,268,427
 13,950  District Columbia Ballpark Rev
            Ser B1 (c) ............................        5.000  02/01/26      14,199,813
     85  District of Columbia Rfdg
            Ser A1 (MBIA Insd) (d) ................        6.500  06/01/10          91,666
  1,000  District of Columbia Rev
            Methodist Home Issue ..................        6.000  01/01/29         961,950
 28,940  District of Columbia Tob
            Settlement Fin Corp Ser A .............            *  06/15/46       2,064,580
 17,500  District of Columbia Tob
            Settlement Fin Corp Ser B .............            *  06/15/46       1,129,450
 67,660  District of Columbia Tob
            Settlement Fin Corp Ser C .............            *  06/15/55       1,897,186
                                                                            --------------
                                                                                45,950,113
                                                                            --------------
         FLORIDA 15.5%
  4,500  Alachua Cnty, FL Indl Dev Rev
            North FL Retirement Vlg ...............        5.875  11/15/42       4,178,565
    985  Anthem Pk Cmnty Dev Dist FL
            Cap Impt Rev ..........................        5.800  05/01/36         869,085
  2,000  Bainebridge Cmnty Dev Dist FL
            Spl Assmt .............................        5.500  05/01/38       1,657,820
  2,500  Bartram Pk Cmnty Dev Dist FL
            Assmt .................................        5.400  05/01/37       2,042,600
  1,370  Bay Laurel Ctr Cmnty Dev Dist FL
            Spl Assmt Candler .....................        5.450  05/01/37       1,127,948
  1,500  Beacon Lakes, FL Cmnty Dev FL
            Spl Assmt Ser A .......................        6.000  05/01/38       1,328,310
  1,500  Beacon Lakes, FL Cmnty Dev FL
            Spl Assmt Sub Ser B ...................        6.200  05/01/38       1,331,745
  1,000  Bellalago Ed Fac Benefits Ser A...........        6.000  05/01/33       1,006,440
    970  Bellalago Ed Fac Benefits Ser B...........        5.800  05/01/34         958,942
  4,260  Bloomingdale, FL Cmnty Dev Dist
            Spl Assmt Rev .........................        5.875  05/01/36       3,966,145
    970  Bluewaters Cmnty Dev Dist of FL...........        6.000  05/01/35         965,383
  1,780  Boca Raton, FL Hsg Auth Mtg
            Hsg First Lien Banyan Pl Sr
            Apts Rfdg (Acquired 03/23/06,
            Cost $1,811,556) (b) ..................        5.800  10/01/26       1,633,613

  2,350  Boca Raton, FL Hsg Auth Mtg
            Hsg First Lien Banyan Pl Sr
            Apts Rfdg (Acquired 03/23/06,
            Cost $2,317,265) (b) ..................        5.900  10/01/36       2,135,092
  2,500  Bonnet Creek Resort Cmnty Dev.............        7.500  05/01/34       2,627,625
 20,000  Brevard Cnty, FL Hlth Fac Auth
            Hlthcare Fac Rev Hlth First Inc
            Proj (c) ..............................        5.000  04/01/34      19,139,600
  2,000  Brevard Cnty, FL Hlth Fac Auth
            Residential Care Fac Rev Buena
            Vida Estates Inc. (e) .................        6.750  01/01/37       2,006,680
    775  Caribe Palm Cmnty Dev Dist FL
            Spl Assmt Ser A .......................        5.850  05/01/35         770,218
  3,000  City Ctr Cmnty Dev Dist FL Spl
            Assmt Rev Ser A .......................        6.000  05/01/38       2,698,440
    820  City Ctr Cmnty Dev Dist FL Spl
            Assmt Rev Ser A .......................        6.125  05/01/36         753,145
    910  Escambia Cnty, FL Rev ICF/MR
            Pensacola Care Dev Ctr ................       10.250  07/01/11         924,314
  2,135  Escambia Cnty, FL Rev ICF/MR
            Pensacola Care Dev Ctr Ser A ..........       10.250  07/01/11       2,168,584
  5,000  Fiddlers Creek Cmnty Dev Dist.............        6.000  05/01/38       4,485,650
  2,485  Florida Hsg Fin Corp Multi-Family
            Hsg Whistlers Cove Apt Proj (AMT) .....        6.500  01/01/39       2,493,772
  3,585  Florida Hsg Fin Corp Rev Hsg
            Beacon Hill Apt Ser C (AMT) ...........        6.610  07/01/38       3,635,477
  6,950  Florida Hsg Fin Corp Rev Hsg
            Cypress Trace Apt Ser G (AMT) .........        6.600  07/01/38       6,998,302
  4,690  Florida Hsg Fin Corp Rev Hsg
            Westchase Apt Ser B (AMT) .............        6.610  07/01/38       4,712,981
  2,450  Gramercy Farms Cmnty Dev Dist
            FL Spl Assmt Ser A1 ...................        5.250  05/01/39       1,940,327
  2,100  Gramercy Farms Cmnty Dev Dist
            FL Spl Assmt Ser B ....................        5.100  05/01/14       1,923,096
  4,000  Grand Bay At Doral Cmnty Dev
            Dist FL Ser B .........................        6.000  05/01/17       3,753,520

 19,740  Halifax Hosp Med Ctr FL Hosp
            Rev Rfdg & Impt Ser A (c) .............        5.375  06/01/46      18,873,611
  2,445  Hammock Bay Cmnty Dev Dist FL
            Spl Assmt Rev Ser A ...................        6.125  05/01/35       2,435,098
  1,460  Harbour Isles Cmnty Dev Dist of FL .......        6.125  05/01/35       1,320,701
  1,450  Hawks Pt Cmnty Dev Dist FL Spl
            Assmt Hawk's Point Cmnty Dev A ........        5.300  05/01/39       1,157,622
    280  Heritage Harbor Cmnty Dev Dist
            FL Rev Rec ............................        7.750  05/01/23         266,196
    745  Heritage Harbor Cmnty Dev Dist
            FL Rev Spl Assmt Ser A ................        6.700  05/01/19         748,360
  1,975  Highlands, FL Cmnty Dev Dist Spl
            Assmt .................................        5.550  05/01/36       1,641,521
  3,500  Hillsborough Cnty, FL Hsg Fin
            Hsg Clipper Cove Apt
            Proj Ser A (AMT) ......................        7.375  07/01/40       3,655,225
    975  Islands at Doral III Cmnty 2004 Ser A ....        5.900  05/01/35         781,989
  1,000  Islands At Doral NE Cmnty Dev.............        6.250  05/01/34       1,021,980
  2,200  Jacksonville, FL Econ Dev
            Commn Hlthcare Fac Rev Rfdg
            FL Proton Therapy Inst A
            (Acquired 08/09/07, Cost
            $2,224,420) (b) .......................        6.250  09/01/27       2,189,902
 12,825  Jea, FL Wtr & Swr Sys Rev Sub
            Second Crossover  (c)                          4.750  10/01/40      12,725,132
  1,510  Kendall Breeze West Cmnty Dev
            Dist FL Spl Assmt (f) .................        5.875  05/01/34       1,417,754
  1,950  Keys Cove Cmnty Dev Dist FL
            Assmt Rev .............................        5.875  05/01/35       1,890,545
  2,900  Keys Cove Cmnty Dev Dist II FL............        5.500  05/01/36       2,417,643
  1,000  Lakeside Landings Cmnty Dev
            Dist FL Spl Assmt Ser A ...............        5.500  05/01/38         825,630
  2,000  Lakeside Landings Cmnty Dev
            Dist FL Spl Assmt Ser B ...............        5.250  05/01/13       1,867,720

  4,000  Landmark At Doral Cmnty Dev
            Dist FL Spl Assmt Ser A ...............        5.500  05/01/38       3,315,640
  2,000  Lee Cnty, FL Indl Dev Auth
            Hlthcare Fac Rev Cypress Cove
            Hlthpk Ser A ..........................        6.750  10/01/32       2,065,920
  1,500  Lee Cnty, FL Indl Dev Auth Indl
            Dev Rev Lee Charter Fndtn Ser A .......        5.250  06/15/27       1,333,200
  1,500  Lee Cnty, FL Indl Dev Auth Indl
            Dev Rev Lee Charter Fndtn Ser A .......        5.375  06/15/37       1,282,380
  3,360  Leon Cnty, FL Ed Fac Auth Rev
            Southgate Residence Hall Rfdg
            Ser A .................................        6.750  09/01/28       3,417,960
  1,240  Lexington Cmnty Dev Dist FL...............        6.125  05/01/34       1,238,264
  2,435  Meadow Woods Cmnty Dev Dist
            FL Ser A ..............................        6.050  05/01/35       2,256,101
  1,000  Miami Beach, FL Hlth Fac Auth
            Hosp Rev Mt Sinai Med Ctr FL
            Proj ..................................        5.375  11/15/28         899,210
  2,500  Miami Beach, FL Hlth Fac Auth
            Hosp Rev Rfdg Mt Sinai Med
            Ctr FL (Acquired 04/26/04, Cost
            $2,411,600) (b) .......................        6.750  11/15/29       2,560,325
  3,000  Midtown Miami, FL Cmnty Dev
            Dist Ser A ............................        6.000  05/01/24       2,871,870
  1,465  Midtown Miami, FL Cmnty Dev FL
            Spl Assmt Rev Ser A ...................        6.250  05/01/37       1,421,783
    890  Miromar Lakes Cmnty Dev Dist
            Rfdg Ser B ............................        7.250  05/01/12         941,691
    860  Northern Palm Beach Cnty Impt
            Dist FL Impt Wtr Ctl & Impt Unit
            Dev No 16 Rfdg ........................        7.500  08/01/24         884,407
  1,730  Oak Creek Cmnty Dev Dist FL Spl
            Assmt .................................        5.800  05/01/35       1,618,796
  1,000  Orange Cnty, FL Hlth Fac Auth
            Rev Hosp Adventist Hlth Sys
            (Prerefunded @ 11/15/10) ..............        6.375  11/15/20       1,093,960

  2,000  Orange Cnty, FL Hlth Fac Auth
            Rev Westminster Cmnty Care ............        6.600  04/01/24       2,033,780
    975  Overoaks, FL Cmnty Dev Dist
            Cap Impt Rev Ser A ....................        6.125  05/01/35         909,061
  5,000  Palm Coast Pk Cmnty Dev Dist
            FL Spl Assmt Rev ......................        5.700  05/01/37       4,273,650
    970  Parklands Lee Cmnty Dev Dist FL
            Spl Assmt Ser A .......................        5.800  05/01/35         930,812
    965  Pine Island Cmnty Dev Dist FL
            Spl Assmt .............................        5.750  05/01/35         938,366
  3,000  Pinellas Cnty, FL Hlth Fac Auth
            Oaks of Clearwtr Proj .................        6.250  06/01/34       3,068,880
  1,870  Reunion East Cmnty Dev Dist...............        5.800  05/01/36       1,634,043
  1,975  Reunion West Cmnty Dev Dist...............        6.250  05/01/36       1,873,386
    940  Saddlebrook, FL Cmnty Ser A...............        6.900  05/01/33         977,591
  1,600  Saint John's Cnty, FL Indl Dev
            Auth Hlthcare Glenmoor Proj
            Ser A .................................        5.375  01/01/40       1,385,616
    470  Saint John's Cnty, FL Indl Dev
            Auth Hlthcare Glenmoor Saint
            John's Proj Ser A (Prerefunded
            @ 01/01/10) ...........................        8.000  01/01/17         516,342
  4,500  Saint John's Cnty, FL Indl Dev
            Auth Hlthcare Glenmoor Saint
            John's Proj Ser A (Prerefunded
            @ 01/01/10) ...........................        8.000  01/01/30       4,993,650
  2,550  Sarasota Natl Cmnty Dev Dist FL
            Spl Assmt .............................        5.300  05/01/39       2,000,858
  1,925  Silver Palms Cmnty Dev Dist (f) ..........        5.900  05/01/34       1,863,650
  1,500  Six Mile Creek Cmnty Dev Dist FL
            Cap Impt Rev ..........................        5.875  05/01/38       1,162,440
  1,300  South Dade Venture Cmnty Dev..............        6.125  05/01/34       1,320,553
  1,460  South Vlg Cmnty Dev Dist FL Cap
            Impt Rev Ser A ........................        5.700  05/01/35       1,249,643
  1,000  Split Pine Cmnty Dev Dist FL Spl
            Assmt Ser A ...........................        5.250  05/01/39         794,100
     35  Stoneybrook West Cmnty Dev
            Dist FL Spl Assmt Rev Ser B ...........        6.450  05/01/10          35,130

  2,000  Sweetwater Creek Cmnty Dev Dist
            FL Cap Impt Rev Ser A .................        5.500  05/01/38       1,571,680
  4,000  Tisons Landing Cmnty Dev Dist
            FL Spl Assmt Ser A ....................        5.625  05/01/37       3,337,600
  4,160  Tolomato Cmnty Dev Dist FL Spl
            Assmt .................................        6.650  05/01/40       4,038,653
  1,465  Town Ctr at Palm Coast Cmnty
            Dev Dist FL Cap Impt Rev ..............        6.000  05/01/36       1,305,842
  2,475  Treeline Presv Cmnty Dev Dist FL
            Spl Assmt Ser A .......................        6.800  05/01/39       2,380,356
  3,850  Turnbull Creek Cmnty Dev Dist FL
            Spl Assmt .............................        5.250  05/01/37       2,954,914
  1,460  Turnbull Creek Cmnty Dev Dist FL
            Spl Assmt .............................        5.800  05/01/35       1,223,816
  1,577  University Square Cmnty Dev Dist
            FL Cap Impt Rev (Acquired
            10/07/99, Cost $1,577,000) (b) ........        6.750  05/01/20       1,619,973
  2,000  West Vlgs Impt Dist FL Rev Spl
            Assmt Unit of Dev No 3 ................        5.500  05/01/37       1,659,200
  3,000  West Vlgs Impt Dist FL Rev West
            Vlg Imp Dist ..........................        5.500  05/01/38       2,467,140
  2,000  Winter Garden Vlg At Fowler
            Groves Cmnty Dev Dist FL Spl ..........        5.650  05/01/37       1,791,240
    960  World Comm Cmnty Dev Dist Ser A1 .........        6.250  05/01/22         937,296
  1,670  World Comm Cmnty Dev Dist Ser A2 .........        6.125  05/01/35       1,571,002
                                                                            --------------
                                                                               225,491,818
                                                                            --------------
         GEORGIA 1.8%
  1,680  Atlanta, GA Tax Alloc Atlantic Sta
            Proj (Prerefunded @ 12/01/11) .........        7.750  12/01/14       1,901,592
  3,675  Atlanta, GA Tax Alloc Princeton
            Lakes Proj (Acquired 03/10/06,
            04/11/07, 04/12/07, Cost
            $3,717,165) (b) .......................        5.500  01/01/31       3,515,725
  2,245  Atlanta, GA Urban Residential Fin
            Auth Multi-Family Rev John
            Eagan Proj Ser A (AMT) ................        6.750  07/01/30       2,276,565

  1,000  Effingham Cnty, GA Dev Auth
            Solfort James Proj (AMT) ..............        5.625  07/01/18         925,200
  3,000  Fulton Cnty, GA Dev Auth Rev
            Tuff Caub LLC Proj Ser A ..............        5.250  11/01/28       2,706,150
  1,800  Fulton Cnty, GA Residential Care
            Canterbury Court Proj Ser A ...........        6.000  02/15/22       1,784,646
    650  Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A .............        6.125  02/15/34         627,399
  3,500  Fulton Cnty, GA Residential Care
            Sr Lien RHA Asstd Living Ser A ........        7.000  07/01/29       3,572,590
  1,000  Private Colleges & Univ Auth GA
            Mercer Hsg Corp Proj Ser A ............        6.000  06/01/21       1,042,010
  2,930  Renaissance on Peachtree Unit
            Invt Tr Ctf GA Custody Ctfs ...........        6.000  10/01/25       2,493,284
  2,500  Rockdale Cnty, GA Dev Auth Proj
            Rev Visy Paper Proj Ser A
            (AMT) .................................        6.125  01/01/34       2,400,650
  1,245  Savannah, GA Econ Dev Auth
            Rev First Mtg Marshes Of
            Skidaway A ............................        6.250  01/01/12       1,219,453
  2,245  Savannah, GA Econ Dev Auth
            Rev First Mtg Marshes Of
            Skidaway A ............................        6.850  01/01/19       2,244,147
                                                                            --------------
                                                                                26,709,411
                                                                            --------------
         HAWAII 0.4%
  2,500  Hawaii St Dept Budget & Fin Spl
            Purp Rev Kahala Nui Proj Ser A ........        8.000  11/15/33       2,771,600
  2,825  Kuakini, HI Hlth Sys Spl Purp Rev
            Ser A .................................        6.375  07/01/32       2,921,784
                                                                            --------------
                                                                                 5,693,384
                                                                            --------------
         IDAHO 0.5%
  2,290  Gooding Cnty, ID Indl Dev Corp
            Solid Waste Disp Rev Intrepid
            Technology & Res Proj (AMT)
            (Acquired 11/03/06, Cost
            $2,290,000) (b) .......................        7.500  11/01/24       2,068,603

  2,505  Idaho Hlth Fac Auth Rev Rfdg Vly
            Vista Care Corp .......................        6.125  11/15/37       2,391,122
  3,000  Idaho Hlth Fac Auth Rev Vly Vista
            Care Rfdg Ser A .......................        7.875  11/15/29       3,297,390
                                                                            --------------
                                                                                 7,757,115
                                                                            --------------
         ILLINOIS 10.4%
  2,300  Annawan, IL Tax Increment Rev
            Patriot Renewable Fuels LLC Proj ......        5.625  01/01/18       2,204,343
  2,500  Bolingbrook, IL Cap Apprec Ser B
            (MBIA Insd) ...........................            *  01/01/29         812,725
  4,000  Bolingbrook, IL Sales Tax Rev
            Bolingbrook (g) .......................  0.000/6.250  01/01/24       4,148,680
  1,976  Bolingbrook, IL Spl Svc Area No
            01-1 (Prerefunded @ 07/01/11) .........        7.375  07/01/31       2,244,657
  1,486  Bolingbrook, IL Spl Svc Area No 1
            Spl Tax Augusta Vlg Proj
            (Prerefunded @ 03/01/32)
            (Acquired 11/13/02, Cost
            $1,486,000) (b) .......................        6.750  03/01/32       1,677,531
  1,665  Bolingbrook, IL Spl Svc Area No 1
            Spl Tax Augusta Vlg Proj Ser
            2004 (Prerefunded @ 03/01/12) .........        6.250  03/01/32       1,848,849
  2,000  Bolingbrook, IL Spl Svc Area No 1
            Spl Tax Forest City Tax Proj (g) ......  0.000/5.900  03/01/27       2,119,640
  1,874  Bolingbrook, IL Spl Svc Area No 3
            Spl Tax Lakewood Ridge Proj
            (Prerefunded @ 03/01/11) ..............        7.050  03/01/31       2,088,967
    735  Cary, IL Spl Tax Svc Area No 1
            Cambridge Ser A (Prerefunded
            @ 03/01/10) ...........................        7.625  03/01/30         811,234
  1,750  Chicago, IL Increment Alloc Rev
            Diversey Narragansett Proj Nt .........        7.460  02/15/26       1,812,405
 15,500  Chicago, IL O'Hare Intl Arpt Rev
            Rfdg Gen Airport Third Lein Ser
            A2 (FSA Insd) (AMT) (c) ...............        5.750  01/01/19      16,626,695
     50  Chicago, IL Proj Rfdg Ser A
            (MBIA Insd) (Prerefunded @
            01/01/11) .............................        5.500  01/01/38          53,846

  4,000  Chicago, IL Spl Assmt Lakeshore
            East Proj .............................        6.625  12/01/22       4,172,880
    600  Chicago, IL Tax Increment Alloc
            Read Dunning Ser B (ACA
            Insd) .................................        7.250  01/01/14         607,128
  1,925  Chicago, IL Tax Increment Alloc
            Sub Cent Rev Loop Ser A (ACA
            Insd) .................................        6.500  12/01/08       1,950,371
  3,465  Cortland, IL Spl Tax Rev Sheaffer
            Sys Proj (Acquired 05/02/06,
            Cost $3,465,000) (b) ..................        5.500  03/01/17       3,387,038
  2,000  Deerfield, IL Ed Fac Chicagoland
            Jewish High Sch Proj ..................        6.000  05/01/41       1,964,440
    989  Gilberts, IL Spl Svc Area No 9 Spl
            Tax Big Timber Proj (d) (f) ...........        7.375  03/01/11       1,056,074
  1,245  Gilberts, IL Spl Svc Area No 9 Spl
            Tax Big Timber Proj
            (Prerefunded @ 03/01/11) (h) ..........        7.750  03/01/27       1,430,816
  1,500  Godfrey, IL Rev Utd Methodist Vlg
            Ser A .................................        5.875  11/15/29       1,149,720
  1,270  Hampshire, IL Spl Svc Area No 16
            Spl Tax Crown Dev Proj Prairie
            Ridge Proj Ser A ......................        6.000  03/01/46       1,193,381
  2,085  Hampshire, IL Spl Svc Area No 17
            Spl Tax Crown Dev Proj
            Oakstead Ser A ........................        6.000  03/01/45       1,946,139
  2,730  Hampshire, IL Spl Svc Area No 19
            Spl Tax Crown Dev Prairie
            Ridge East A ..........................        6.000  03/01/46       2,547,035
  2,700  Hoopeston, IL Hosp Cap Impt Rev
            Hoopeston Cmnty Mem Hosp
            Impt & Rfdg ...........................        6.550  11/15/29       2,564,676
  1,480  Huntley, IL Increment Alloc Rev
            Huntley Redev Proj Ser A ..............        8.500  12/01/15       1,500,217
  2,000  Illinois Fin Auth Rev Central
            Baptist Vlg ...........................        5.375  11/15/39       1,694,060
  9,000  Illinois Fin Auth Rev Clare at Wtr
            Tower Proj Ser A ......................        6.125  05/15/38       8,520,300

  4,500  Illinois Fin Auth Rev Clare Oaks
            Proj Ser A ............................        6.000  11/15/39       4,238,685
  1,310  Illinois Fin Auth Rev Cmnty Fac
            Clinic Altgeld Proj ...................        8.000  11/15/16       1,317,375
  1,000  Illinois Fin Auth Rev Friendship
            Vlg Schaumburg A ......................        5.375  02/15/25         921,060
  2,000  Illinois Fin Auth Rev Friendship
            Vlg Schaumburg A ......................        5.625  02/15/37       1,831,900
  3,000  Illinois Fin Auth Rev Landing at
            Plymouth Pl Proj Ser A ................        6.000  05/15/37       2,849,280
  3,300  Illinois Fin Auth Rev Luther Oaks
            Proj Ser A ............................        6.000  08/15/26       3,216,741
  2,000  Illinois Fin Auth Rev Luther Oaks
            Proj Ser A ............................        6.000  08/15/39       1,893,160
  1,000  Illinois Fin Auth Rev Montgomery
            Place Proj ............................        5.500  05/15/26         913,560
  3,000  Illinois Fin Auth Rev Northwestern
            Mem Hosp Ser A (Prerefunded
            @ 08/15/14) ...........................        5.500  08/15/43       3,365,910
  4,850  Illinois Fin Auth Rev Rfdg
            Christian Homes Inc Ser A .............        5.750  05/15/26       4,534,168
    500  Illinois Fin Auth Rev Rfdg Fairview
            Oblig Grp Ser A .......................        6.000  08/15/20         497,775
    500  Illinois Fin Auth Rev Rfdg Fairview
            Oblig Grp Ser A .......................        6.125  08/15/27         492,390
  3,500  Illinois Fin Auth Rev Sherman
            Health Sys 2007A ......................        5.500  08/01/37       3,364,060
  1,500  Illinois Fin Auth Rev Three
            Crowns Pk Plaza Ser A .................        5.875  02/15/38       1,386,285
  1,000  Illinois Hlth Fac Auth Rev Ctr
            Baptist Home Proj (Prerefunded
            @ 11/15/09) ...........................        7.125  11/15/29       1,076,730
  2,500  Illinois Hlth Fac Auth Rev Decatur
            Mem Hosp ..............................        5.750  10/01/24       2,577,825
    650  Illinois Hlth Fac Auth Rev Loyola
            Univ Hlth Sys Ser A
            (Prerefunded @ 07/01/11) ..............        6.000  07/01/21         707,674

  1,200  Illinois Hlth Fac Auth Rev
            Lutheran Sr Ministries Oblig Ser A
            (Prerefunded @ 08/15/11) ..............        7.375  08/15/31       1,374,708
    250  Illinois Hlth Fac Auth Rev Rfdg
            Ser A .................................        6.200  08/15/23         250,007
  1,125  Illinois Hlth Fac Auth Rev Rfdg
            Ser A .................................        6.400  08/15/33       1,124,966
    400  Illinois Hlth Fac Auth Rev Silver
            Cross .................................        5.500  08/15/19         408,596
     80  Lake, Cook, Kane & McHenry
            Cntys, IL Cmnty Unit Sch Dist
            No 22 (FGIC Insd) .....................        5.750  12/01/19          84,982
  2,186  Manhattan, IL No 04 -1
            Brookstone Springs Proj ...............        6.100  03/01/35       2,187,224
    985  Minooka, IL Spl Assmt Impt
            Lakewood Trails Unit 2 Proj ...........        6.375  03/01/34       1,014,560
  1,187  Montgomery, IL Spl Assmt Impt
            Lakewood Creek Proj
            (Prerefunded @ 03/01/11) ..............        7.750  03/01/30       1,356,421
  2,980  Pingree Grove, IL Spl Svc Area
            No 2 Spl Tax Cambridge Lakes
            Proj Ser 05-2 .........................        6.000  03/01/35       2,896,143
  2,248  Pingree Grove, IL Spl Svc Area
            No 7 Spl Tax Cambridge Lakes
            Proj Ser 06-1 .........................        6.000  03/01/36       2,155,090
  1,600  Pingree Grove Vlg, IL Rev
            Cambridge Lakes Learning Ctr ..........        6.000  06/01/36       1,491,920
  1,992  Plano, IL Spl Svc Area No 1
            Lakewood Springs Proj Ser A ...........        6.200  03/01/34       2,029,450
  1,815  Plano, IL Spl Svc Area No 6 Spl
            Tax Lakewood Springs Club
            Proj ..................................        5.800  03/01/37       1,690,945
  1,370  Quad Cities Reg Econ Dev Auth
            IL Multi-Family Hsg Heritage
            Woods Moline Slf Proj (AMT) ...........        6.000  12/01/41       1,213,149
  2,095  Regional Tran Auth IL Ser B
            (AMBAC Insd) ..........................        8.000  06/01/17       2,756,915
    920  Sterling, IL Rev Hoosier Care Proj
            Ser A .................................        7.125  06/01/34         921,021

  4,000  Upper IL Riv Vy Dev Auth
            Multi-Family Hsg Rev Living
            Springs Mchenry Slf Proj
            (AMT) .................................        6.100  12/01/41       3,570,520
  1,921  Volo Vlg, IL Spl Svc Area No 3
            Symphony Meadows Proj Ser 1 ...........        6.000  03/01/36       1,841,605
  3,135  Wheeling, IL Tax Increment Rev
            N Milwaukee/Lake Cook TIF
            Proj ..................................        6.000  01/01/25       3,026,654
  2,500  Will Kankakee Regl Dev Auth IL
            Multi-Family Hsg Rev Sr Estates
            Supportive Living (AMT) ...............        7.000  12/01/42       2,494,925
  1,405  Yorkville, IL Utd City Business
            Dist Rev Storm Wtr Impt Proj ..........        6.000  01/01/26       1,310,668
    385  Yorkville, IL Utd City Business
            Dist Rev Storm Wtr Impt Proj ..........        6.000  01/01/27         358,423
  5,615  Yorkville, IL Utd City Spl Svc Area
            Spl Tax No 2004-107 Raintree
            Vlg IL Proj ...........................        6.250  03/01/35       5,627,971
  1,550  Yorkville, IL Utd City Spl Svc Area
            Spl Tax No 2006-113
            Cannonball/Beecher ....................        5.750  03/01/28       1,435,781
  1,956  Yorkville, IL Utd City Spl Svc Area
            Spl Tax No 4 104 MPI Grade
            Res Proj ..............................        6.375  03/01/34       1,971,863
                                                                            --------------
                                                                               151,912,932
                                                                            --------------
         INDIANA 1.4%
    825  Crawfordsville, IN Redev Cmnty
            Redev Dist Tax Increment Rev
            (Acquired 10/15/97, Cost
            $825,000) (b)(f) ......................        7.000  02/01/12         841,137
  1,845  Indiana Hlth Fac Fin Auth Rev
            Hoosier Care Proj Ser A ...............        7.125  06/01/34       1,846,882
  6,500  Indiana Hlth Fac Hosp Rev Cmnty
            Fndtn Northwest IN Ser A ..............        6.000  03/01/34       6,564,090
  2,000  Petersburg, IN Pollutn Ctl Rev IN
            Pwr & Lt (AMT) ........................        6.375  11/01/29       2,080,400
  1,810  Portage, IN Spl Impt Dist Rev
            Marina Shores Proj ....................        6.375  03/01/35       1,756,442

    265  St Joseph Cnty, IN Econ Dev Rev
            Holy Cross Vlg Notre Dame Proj A ......        5.700  05/15/28         246,299
    230  St Joseph Cnty, IN Econ Dev Rev
            Holy Cross Vlg Notre Dame Proj A ......        6.000  05/15/26         224,238
    470  St Joseph Cnty, IN Econ Dev Rev
            Holy Cross Vlg Notre Dame Proj A ......        6.000  05/15/38         440,160
  1,500  Vigo Cnty, IN Hosp Auth Rev
            Union Hosp Inc (n)                             5.800  09/01/47       1,387,290
  2,000  Vigo Cnty, IN Hosp Auth Rev
            Union Hosp Inc (n) ....................        5.750  09/01/42       1,838,980
  4,000  Vigo Cnty, IN Hosp Auth Rev
            Union Hosp Inc (n) ....................        5.700  09/01/37       3,723,640
                                                                            --------------
                                                                                20,949,558
                                                                            --------------
         IOWA 1.4%
  1,000  Bremer Cnty, IA Retirement Fac
            Rev Bartels Lutheran Ser A ............        5.375  11/15/27         894,550
  3,635  Des Moines Iowa Multi-family Hsg
            Rev Rfdg Luther Pk Apts Inc
            Ser A (Acquired 04/05/07, Cost
            $3,635,000) (b) (f) ...................        5.300  12/01/36       3,160,269
  2,000  Estherville, IA Hosp Rev Avera
            Holy Family Proj ......................        6.250  07/01/26       2,079,580
    365  Evansdale, IA Hlthcare Westn
            Home Proj (f) .........................        6.000  11/01/26         353,765
  3,305  Evansdale, IA Hlthcare Westn
            Home Proj Ser A (f) ...................        6.000  11/01/26       3,203,272
    500  Iowa Fin Auth Retirement Cmnty
            Friendship Haven Proj Ser A ...........        5.750  11/15/19         483,690
    500  Iowa Fin Auth Retirement Cmnty
            Friendship Haven Proj Ser A ...........        6.000  11/15/24         491,120
    800  Iowa Fin Auth Retirement Cmnty
            Friendship Haven Proj Ser A ...........        6.125  11/15/32         774,656

    350  Iowa Fin Auth Sr Hsg Rev Rfdg
            Bethany Life Cmnty Proj A .............        5.450  11/01/26         318,755
  1,000  Iowa Fin Auth Sr Hsg Rev Rfdg
            Bethany Life Cmnty Proj A .............        5.550  11/01/41         876,290
  2,250  Iowa Fin Auth Sr Living Fac Rev
            Deerfield Ret Cmnty Inc Ser A .........        5.250  11/15/37       1,957,523
  1,500  Iowa Fin Auth Sr Living Fac Rev
            Deerfield Ret Cmnty Inc Ser A .........        5.500  11/15/27       1,360,200
  2,300  Jefferson Cnty, IA Hosp Rev
            Jefferson Cnty Hosp Proj Ser C ........        5.950  08/01/37       2,155,422
  1,000  Polk Cnty, IA Hlthcare Fac Rev
            Luther Pk Hlth Ctr Inc Proj ...........        6.150  10/01/36         964,660
  2,000  Pottawattamie Cnty Iowa Rev
            Rfdg Christian Homes Inc Ser E ........        5.750  05/15/31       1,817,460
                                                                            --------------
                                                                                20,891,212
                                                                            --------------
         KANSAS 0.3%
  1,000  Olathe, KS Sr Living Fac Rev
            Catholic Care Campus Inc Ser A ........        6.000  11/15/26         968,670
  1,000  Olathe, KS Sr Living Fac Rev
            Catholic Care Campus Inc Ser A ........        6.000  11/15/38         942,510
  1,500  Overland Pk, KS Dev Corp Rev
            First Tier Overland Pk Ser A
            (Prerefunded @ 01/01/11) ..............        7.375  01/01/32       1,679,055
  1,570  Overland Pk, KS Trans Dev Dist
            Spl Assmt Grass Creek Proj ............        5.125  09/01/28       1,427,397
                                                                            --------------
                                                                                 5,017,632
                                                                            --------------
         LOUISIANA 0.7%
  2,978  Lakeshore Vlg Master Cmnty Dev
            Dist LA Spl Assmt .....................        5.250  07/01/17       2,688,806
  1,800  Louisiana Loc Govt Environment
            Fac Cmnty Dev Auth Rev
            Hlthcare Saint James Place
            Rfdg Ser A (Prerefunded @
            11/01/09) .............................        7.000  11/01/29       1,948,806

  1,500  Louisiana Pub Fac Auth Rev
            Progressive Hlthcare ..................        6.375  10/01/20       1,470,630
  1,000  Louisiana Pub Fac Auth Rev
            Progressive Hlthcare ..................        6.375  10/01/28         966,650
  2,717  Louisiana St Univ & Agric &
            Mechanical College Univ Rev
            Master Agreement (Acquired
            11/30/98, Cost $2,717,412) (b) ........        5.750  10/30/18       2,717,059
                                                                            --------------
                                                                                 9,791,951
                                                                            --------------
         MARYLAND 2.5%
  1,000  Baltimore Cnty, MD Mtg Rev
            Shelter Elder Care Ser A
            (Prerefunded @ 11/01/09) ..............        7.250  11/01/29       1,087,260
  3,500  Brunswick, MD Spl Oblg
            Brunswick Crossing Spl Taxing .........        5.500  07/01/36       3,054,625
  4,000  Frederick Cnty, MD Spl Oblig
            Urbana Cmnty Dev Auth Ser A ...........        5.950  07/01/30       3,924,680
    985  Frederick Cnty, MD Spl Oblig
            Urbana Cmnty Dev Auth Ser B ...........        6.250  07/01/30         975,031
  1,160  Maryland St Econ Dev Corp MD
            Golf Course Sys (Prerefunded
            @ 06/01/11) ...........................        8.250  06/01/28       1,340,995
  1,500  Maryland St Econ Dev Corp Sr
            Lien Proj Chesapeake Bay Ser
            B .....................................        5.250  12/01/31       1,358,025
  1,540  Maryland St Hlth & Higher Ed
            Calvert Hlth Sys ......................        5.500  07/01/36       1,565,210
 16,755  Maryland St Hlth & Higher Ed Fac
            Auth Rev Meadstar Hlth (c) ............        5.250  05/15/46      15,767,460
  1,000  Maryland St Hlth & Higher Ed
            Medstar Hlth Rfdg .....................        5.500  08/15/33         999,250
  1,500  Maryland St Hlth & Higher Edl Fac
            Auth Rev Washington Christian
            Academy ...............................        5.500  07/01/38       1,339,170
  3,000  Montgomery Cnty, MD Econ Dev
            Editorial Proj In Ed Ser A
            (Acquired 09/28/98, Cost
            $3,000,000) (b) .......................        6.400  09/01/28       2,438,190

  1,000  Westminster, MD Econ Dev
            Carroll Lutheran Vlg Ser A ............        6.000  05/01/24         987,620
  1,500  Westminster, MD Econ Dev
            Carroll Lutheran Vlg Ser A ............        6.250  05/01/34       1,490,265
                                                                            --------------
                                                                                36,327,781
                                                                            --------------
         MASSACHUSETTS 1.9%
  1,000  Massachusetts St Dev Fin Agy
            Briarwood Ser B (Prerefunded
            @ 12/01/10) ...........................        8.000  12/01/22       1,138,270
    250  Massachusetts St Dev Fin Agy
            Rev Evergreen Ctr Inc .................        5.000  01/01/24         235,165
    500  Massachusetts St Dev Fin Agy
            Rev Evergreen Ctr Inc .................        5.500  01/01/35         471,550
  1,835  Massachusetts St Dev Fin Agy
            Rev Hillcrest Ed Ctr Inc ..............        6.375  07/01/29       1,788,960
  2,845  Massachusetts St Dev Fin Agy
            Rev Hlthcare Fac Alliance Ser A .......        7.100  07/01/32       2,885,996
  1,000  Massachusetts St Dev Fin Agy
            Rev MCHSP Human Svc
            Providers Ser A (Prerefunded @
            07/01/10) .............................        8.000  07/01/20       1,117,910
  3,515  Massachusetts St Dev Fin Agy
            Rev New England Ctr For
            Children ..............................        6.000  11/01/19       3,522,979
  4,960  Massachusetts St Dev Fin Agy
            Rev Rfdg First Mtg Reeds Accd
            Invt ..................................        5.750  10/01/31       4,565,680
  3,100  Massachusetts St Hlth & Ed Fac
            Auth Rev Civic Invt Ser B
            (Prerefunded @ 12/15/12) ..............        9.150  12/15/23       3,915,672
    842  Massachusetts St Hlth & Ed Fac
            Auth Rev Nichols College Issue
            Ser C .................................        6.000  10/01/17         874,695
  1,000  Massachusetts St Hlth & Ed Fac
            Auth Rev Northn Berkshire Hlth
            Ser B .................................        6.250  07/01/24       1,012,220

    465  Massachusetts St Indl Fin Agy
            Rev First Mtg GF/Pilgrim Inc
            Proj ..................................        6.500  10/01/15         429,372
  2,000  Massachusetts St Indl Fin Agy
            Rev First Mtg GF/Pilgrim Inc
            Proj ..................................        6.750  10/01/28       1,706,580
  1,905  Massachusetts St Indl Fin Agy
            Rev First Mtg Reeds Landing
            Proj (Prerefunded @
            10/01/08) (i) .........................        7.550  10/01/28       2,019,586
  2,200  Massachusetts St Indl Fin Agy
            Rev Swr Fac Res Ctl
            Composting (AMT) (Acquired
            08/10/89, Cost $2,200,000) (b) ........        9.250  06/01/10       2,235,112
                                                                            --------------
                                                                                27,919,747
                                                                            --------------
         MICHIGAN 4.2%
  2,500  Chelsea, MI Econ Dev Corp Rev
            Utd Methodist Retirement Rfdg .........        5.400  11/15/27       2,454,150
    775  East Lansing MI Econ Dev Corp
            Ltd Oblig Rev First Mtg
            Burcham Hills B1 ......................        5.250  07/01/37         647,226
  1,000  Gaylord, MI Hosp Fin Auth Ltd
            Oblig Rev Otsego Mem Hosp
            Rfdg ..................................        6.500  01/01/31       1,004,450
  4,000  Kent Hosp Fin Auth MI Rev Metro
            Hosp Proj Ser A .......................        6.250  07/01/40       4,148,800
  1,595  Meridian, MI Econ Dev Corp Ltd
            Oblig Rev Rfdg First Mtg
            Burcham Hills A1 ......................        5.250  07/01/26       1,409,581
  2,735  Michigan St Hosp Fin Auth Rev
            Hosp Pontiac Osteopathic Rfdg
            Ser A .................................        6.000  02/01/14       2,737,270
  1,500  Michigan St Hosp Fin Auth Rev
            Hosp Pontiac Osteopathic Rfdg
            Ser A .................................        6.000  02/01/24       1,500,510
  2,000  Michigan St Hosp Fin Auth Rev
            Presbyterian Vlg Rfdg .................        5.500  11/15/35       1,783,760
 13,375  Michigan St Hosp Fin Auth Rev
            Rfdg Henry Ford Hlth Sys A (c) ........        5.250  11/15/46      13,109,073

  8,500  Michigan Tob Settlement Fin Auth
            Tob Settlement Asset Sr Ser A .........        6.000  06/01/48       8,291,495
 20,650  Wayne Cnty, MI Arpt Auth Rev
            Detroit Metro Wayne Cnty Arpt
            (AMT) (MBIA Insd) (c) .................        5.250  12/01/24      21,324,136
  5,120  Wenonah Pk Ppty Inc Bay City
            Hotel Rev Bd ..........................        7.500  04/01/33       3,295,437
                                                                            --------------
                                                                                61,705,888
                                                                            --------------
         MINNESOTA 6.4%
  2,000  Aitkin, MN Hlth Fac Rev
            Riverwood Hlthcare Ctr Proj
            (Prerefunded @ 02/01/11) ..............        7.750  02/01/31       2,261,460
    700  Aitkin, MN Hlthcare Fac Rev Rfdg
            Riverwood Hlthcare Ctr ................        5.500  02/01/24         660,723
  2,540  Aitkin, MN Hlthcare Fac Rev Rfdg
            Riverwood Hlthcare Ctr ................        5.600  02/01/32       2,322,144
  1,000  Cambridge, MN Hsg & Hlthcare
            Fac Rev Grandview West Proj
            Ser B .................................        6.000  10/01/33         968,080
  2,000  Carlton, MN Hlth & Hsg Fac Inter
            Faith Social Svc Inc Proj
            (Prerefunded @ 04/01/10) ..............        7.500  04/01/19       2,199,300
  2,000  Carlton, MN Hlth & Hsg Fac Inter
            Faith Social Svc Inc Proj
            (Prerefunded @ 04/01/10) ..............        7.750  04/01/29       2,218,980
  2,700  Carlton, MN Hlthcare & Hsg Fac
            Rev Rfdg Inter Faith Care Ctr
            Proj ..................................        5.700  04/01/36       2,493,153
  1,500  Columbia Heights, MN
            Multi-Family & Hlthcare Fac Rev
            Rfdg Crest View Corp Proj A ...........        5.700  07/01/42       1,415,040
  2,000  Crookston,MN Hlthcare Fac Rev
            Rfdg Riverview Hlth Proj ..............        5.300  05/01/32       1,777,040
  2,000  Cuyuna, MN Sr Hsg Rev Crosby
            Sr Svcs Proj Ser B ....................        6.100  10/01/47       1,897,200
  2,250  Cuyuna Range Hosp Dist MN Hlth
            Fac Gross Rev .........................        5.500  06/01/35       2,029,815

    675  Duluth, MN Econ Dev Auth
            Hlthcare Fac Rev Saint Luke's
            Hosp ..................................        6.000  06/15/12         685,759
  1,500  Duluth, MN Econ Dev Auth
            Hlthcare Fac Rev Saint Luke's
            Hosp ..................................        7.250  06/15/32       1,564,305
  2,000  Glencoe, MN Hlthcare Fac Rev
            (Prerefunded @ 04/01/11) ..............        7.500  04/01/31       2,259,140
  7,385  Minneapolis & St Paul MN Metro
            Arpts Commn Arpt Rev Sub Ser
            B (AMBAC Insd) (AMT) (c) ..............        5.000  01/01/23       7,516,933
  6,695  Minneapolis & St Paul MN Metro
            Arpts Commn Arpt Rev Sub Ser
            B (AMBAC Insd) (AMT) (c) ..............        5.000  11/01/21       6,814,606
  3,000  Minneapolis, MN Hsg & Hlthcare
            Fac Rev Rfdg Providence Proj
            Ser A .................................        5.750  10/01/37       2,796,210
  1,400  Minneapolis, MN Student Hsg Rev
            Riverton Cmnty Hsg Proj Ser A .........        5.600  08/01/26       1,316,658
  3,100  Minneapolis, MN Student Hsg Rev
            Riverton Cmnty Hsg Proj Ser A .........        5.700  08/01/40       2,835,353
  1,000  Minneapolis, MN Tax Increment
            Rev Ivy Tower Proj ....................        5.700  02/01/29         936,980
    900  Minnesota Agric & Econ Dev Brd
            Rev Hlthcare Benedictine Proj
            Ser A .................................        5.500  08/01/23         867,141
    875  Minnesota Agric & Econ Dev Brd
            Rev Hlthcare Benedictine Proj
            Ser A .................................        5.750  02/01/30         833,481
  3,770  Moorhead, MN Sr Hsg Rev
            Sheyenne Crossing Proj ................        5.650  04/01/41       3,450,040
  2,150  New Ulm, MN Econ Dev Auth
            Hadc Ridgeway Proj Rfdg Ser A
            (GTY AGMT) ............................        6.000  06/01/41       2,086,575
    875  New Ulm, MN Econ Dev Auth
            Hadc Ridgeway Proj Rfdg Ser A
            (GTY AGMT) ............................        5.750  06/01/28         841,934

  3,000  North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks ..................................        6.500  10/01/47       3,051,570
    850  Northwest, MN Multi-Cnty Hsg &
            Redev Auth Govt Hsg Rev
            Pooled Hsg Prog Rfdg ..................        5.250  07/01/26         770,967
  2,340  Northwest, MN Multi-Cnty Hsg &
            Redev Auth Govt Hsg Rev
            Pooled Hsg Prog Rfdg ..................        5.450  07/01/41       2,065,284
  2,500  Northwest, MN Multi-Cnty Hsg &
            Redev Auth Govt Hsg Rev
            Pooled Hsg Prog Rfdg Ser A ............        6.250  07/01/40       2,433,975
  1,500  Oakdale, MN Rev Sr Hsg Oak
            Meadows Proj Rfdg .....................        6.250  04/01/34       1,495,980
  2,450  Oronoco, MN Multi-Family Hsg
            Rev Wedum Shorewood
            Campus Proj Rfdg ......................        5.400  06/01/41       2,160,508
  1,350  Park Rapids, MN Hsg Hlth Fac
            Cdl Homes LLC Proj (j) ................        5.400  08/01/36       1,201,865
  1,100  Pine City, MN Lease Rev Lakes
            Intl Language Academy Ser A ...........        6.250  05/01/35       1,056,132
  2,000  Prior Lake, MN Sr Hsg Rev
            Shepards Path Ser B ...................        5.700  08/01/36       1,871,300
  2,000  Prior Lake, MN Sr Hsg Rev
            Shepards Path Ser B ...................        5.750  08/01/41       1,874,720
  1,425  Ramsey, MN Lease Rev Pact
            Charter Sch Proj Ser A ................        6.750  12/01/33       1,488,512
  1,500  Saint Cloud, MN Hsg & Redev
            Auth Sterling Heights Apt Proj
            (AMT) .................................        7.550  04/01/39       1,514,940
  2,355  Saint Louis Pk, MN Rev
            Roitenberg Family Asstd Proj
            Rfdg ..................................        5.700  08/15/41       2,173,123
  1,000  Saint Paul, MN Hsg & Redev Auth
            Higher Ground Academy Rfdg
            Ser A .................................        6.625  12/01/23       1,035,090
    400  Saint Paul, MN Hsg & Redev Auth
            Hmong Academy Proj Ser A ..............        5.750  09/01/26         393,896

  2,185  Saint Paul, MN Hsg & Redev Auth
            Lease Rev Hope Cmnty
            Academy Proj ..........................        6.250  12/01/33       2,166,843
  1,000  Saint Paul, MN Hsg & Redev
            Cmnty of Peace Academy Proj
            Ser A (Prerefunded @ 12/01/10) ........        7.875  12/01/30       1,144,210
  1,250  Saint Paul, MN Port Auth Lease
            Rev Hltheast Midway Campus 03 Ser A ...        5.875  05/01/30       1,234,125
    700  Saint Paul, MN Port Auth Lease
            Rev Hltheast Midway Campus 03 Ser B ...        6.000  05/01/30         701,575
  1,000  Shakopee, MN Hlthcare Saint
            Francis Regl Med Ctr ..................        5.250  09/01/34         964,480
  2,000  St Paul, MN Hsg & Redev Auth
            Lse Rev Hmong Academy Proj Ser A ......        6.000  09/01/36       1,971,540
  1,000  St Paul, MN Hsg & Redev Auth
            Rfdg Marian Ctr Proj A ................        5.300  11/01/30         862,180
  2,225  St Paul, MN Hsg & Redev Auth
            Rfdg Marian Ctr Proj A ................        5.375  05/01/43       1,866,575
  1,000  Vadnais Heights, MN Lease Rev
            Agric & Food Sciences Ser A ...........        6.375  12/01/24         982,190
  1,000  Vadnais Heights, MN Lease Rev
            Agric & Food Sciences Ser A ...........        6.600  12/01/34         966,410
  1,450  Winona, MN Hlthcare Winona Hlth Ser A ....        6.000  07/01/34       1,494,356
                                                                            --------------
                                                                                93,990,396
                                                                            --------------
         MISSISSIPPI 0.3%
    615  Mississippi Biss Fin Corp Rev
            Bldg Ser 2004 (AMT) ...................        7.250  07/01/34         638,493
  1,800  Mississippi Home Corp Rev Grove
            Apts Proj Ser 1 (AMT) .................        6.250  04/01/37       1,663,020
  2,000  Mississippi Home Corp Rev
            Kirkwood Apts Proj (AMT) ..............        6.800  11/01/37       2,002,520
                                                                            --------------
                                                                                 4,304,033
                                                                            --------------

         MISSOURI 3.3%
  1,455  Branson Hills Infrastructure Fac
            Cmnty Impt Dist MO Spl Ser A ..........        5.500  04/01/22       1,390,515
  1,500  Branson Hills Infrastructure Fac
            Cmnty Impt Dist MO Spl Ser A ..........        5.500  04/01/27       1,383,555
  4,750  Branson, MO Regl Arpt Transn
            Dev Dist Arpt Rev Ser B (AMT) .........        6.000  07/01/37       4,420,635
  1,500  Carthage, MO Hosp Rev.....................        5.875  04/01/30       1,412,490
  8,500  Carthage, MO Hosp Rev.....................        6.000  04/01/38       7,960,845
  1,250  Cole Cnty, MO Indl Dev Auth Sr
            Living Fac Rev Lutheran Sr Svc
            Heisinger Proj ........................        5.500  02/01/35       1,249,063
    960  Fenton, MO Tax Increment Rev &
            Impt Gravois Bluffs Proj Rfdg
            (Prerefunded @ 10/01/11) ..............        7.000  10/01/21       1,092,566
    910  Fenton, MO Tax Increment Rev &
            Impt Gravois Bluffs Proj Rfdg
            (Prerefunded @ 10/01/12) ..............        6.125  10/01/21       1,018,499
  1,300  Ferguson, MO Tax Increment Rev
            Crossings at Halls Ferry Proj .........        5.000  04/01/17       1,244,620
  3,000  Joplin, MO Indl Dev Auth Hlth Fac
            Rev Freeman Hlth Sys Proj .............        5.500  02/15/29       3,011,520
  2,000  Kansas City, MO Indl Dev Auth
            First Mtg Bishop Spencer Ser A ........        6.250  01/01/24       2,001,680
  1,500  Kansas City, MO Indl Dev Auth
            First Mtg Bishop Spencer Ser A ........        6.500  01/01/35       1,509,615
    964  Kansas City, MO Indl Dev Auth
            Multi-Family Hsg Rev
            Brentwood Manor Apt Proj Ser B
            (AMT) .................................        7.250  10/15/38         988,563
  3,000  Kansas City, MO Indl Dev Plaza
            Lib Proj ..............................        5.900  03/01/24       2,949,450
  1,732  Kansas City, MO Multi-Family Hsg
            Rev Northwoods Apts
            Proj Ser A (AMT) ......................        6.450  05/01/40       1,776,513

  2,220  Nevada, MO Hosp Rev Nevada
            Regl Med Ctr (Prerefunded @
            10/01/11) .............................        6.750  10/01/22       2,513,861
  2,750  Saint Joseph, MO Indl Dev Auth
            Hlthcare Rev Living Cmnty Saint
            Joseph Proj ...........................        7.000  08/15/32       2,588,355
    500  Saint Joseph, MO Indl Dev Auth
            Tax Increment Rev Shoppes at
            North Vlg Proj Ser A ..................        5.100  11/01/19         471,475
  1,000  Saint Joseph, MO Indl Dev Auth
            Tax Increment Rev Shoppes at
            North Vlg Proj Ser A ..................        5.500  11/01/27         921,170
  4,615  Saline Cnty, MO Indl Dev Auth
            Hlth Fac Rev (Acquired
            01/12/99, Cost $4,526,310) (b) ........        6.500  12/01/28       4,676,841
  1,270  St Louis Cnty, MO Indl Dev Auth
            Sr Living Fac Rev St Andrews
            Res For Srs Ser A .....................        6.375  12/01/30       1,260,843
  1,630  St Louis Cnty, MO Indl Dev Auth
            Sr Living Fac Rev St Andrews
            Res For Srs Ser A .....................        6.375  12/01/41       1,605,403
                                                                            --------------
                                                                                47,448,077
                                                                            --------------
         MONTANA 0.2%
  1,000  Montana Fac Fin Auth Rev Sr
            Living Saint Johns Lutheran Ser A .....        6.000  05/15/25         984,040
  2,000  Montana Fac Fin Auth Rev Sr
            Living Saint Johns Lutheran Ser A .....        6.125  05/15/36       1,974,640
                                                                            --------------
                                                                                 2,958,680
                                                                            --------------
         NEVADA 0.8%
  2,400  Director St NV Dept Business &
            Industry Las Vegas Monorail
            Proj Second Tier ......................        7.375  01/01/40       2,219,472
  3,000  Henderson, NV Hlthcare Fac Rev
            Catholic Hlthcare West Ser A ..........        5.625  07/01/24       3,124,920
    975  Las Vegas, NV Loc Impt Bds Spl
            Impt Dist No 607 ......................        6.000  06/01/19         942,532

  5,425  Reno, NV Redev Agy Tax Alloc
            Sub Lien Ser C ........................        5.400  06/01/27       4,747,418
                                                                            --------------
                                                                                11,034,342
                                                                            --------------
         NEW HAMPSHIRE 0.4%
  1,500  New Hampshire Hlth & Ed Fac
            Auth Rev Hlthcare Sys
            Covenant Hlth .........................        5.500  07/01/34       1,519,605
  1,690  New Hampshire Hlth & Ed Fac
            Auth Rev Huntington at Nashua
            Ser A .................................        6.875  05/01/33       1,758,023
  1,500  New Hampshire Hlth & Ed Fac
            Speare Mem Hosp .......................        5.875  07/01/34       1,498,005
  1,000  New Hampshire St Business Fin
            Auth Rev Alice Peck Day Hlth
            Sys Ser A (Prerefunded @ 10/01/09) ....        6.875  10/01/19       1,077,870
                                                                            --------------
                                                                                 5,853,503
                                                                            --------------
         NEW JERSEY 2.1%
  1,000  Middlesex Cnty, NJ Pollutn Ctl
            Amerada Rfdg ..........................        6.050  09/15/34       1,019,180
  2,500  New Jersey Econ Dev Auth Econ
            Dev Rev Utd Methodist Homes Ser A1 ....        6.000  07/01/18       2,551,650
  2,000  New Jersey Econ Dev Auth First
            Mtg Franciscan Oaks Proj ..............        5.700  10/01/17       2,005,660
    750  New Jersey Econ Dev Auth First
            Mtg Seashore Gardens Proj .............        5.300  11/01/26         675,383
    900  New Jersey Econ Dev Auth First
            Mtg Seashore Gardens Proj .............        5.375  11/01/36         788,796
  1,000  New Jersey Econ Dev Auth
            Retirement Cmnty Rev Ser A
            (Prerefunded @ 11/15/08) ..............        8.125  11/15/18       1,040,490
  1,000  New Jersey Econ Dev Auth
            Retirement Cmnty Rev Ser A
            (Prerefunded @ 11/15/10) ..............        8.000  11/15/15       1,139,350
  1,440  New Jersey Econ Dev Auth
            Retirement Cmnty Rev Ser A
            (Prerefunded @ 11/15/10) ..............        8.125  11/15/23       1,645,387

    710  New Jersey Econ Dev Auth Rev
            First Mtg Lions Gate Proj A ...........        5.750  01/01/25         686,847
  1,230  New Jersey Econ Dev Auth Rev
            First Mtg Lions Gate Proj A ...........        5.875  01/01/37       1,154,859
  1,285  New Jersey Econ Dev Auth Rev
            Kullman Assoc Proj Ser A (AMT) ........        6.125  06/01/18       1,136,827
  2,000  New Jersey Econ Dev Auth Rev
            Sr Living Fac Esplanade Bear (AMT) ....        7.000  06/01/39       1,434,000
  1,500  New Jersey Econ Dev Auth Rev
            Unrefunded Bal Sr Mtg Arbor Ser A .....        6.000  05/15/28       1,450,290
  3,500  New Jersey Econ Dev Auth Utd
            Methodist Homes NJ Oblig ..............        5.750  07/01/29       3,388,910
    900  New Jersey Hlthcare Fac Fin Auth
            Rev Avalon at Hillsborough Ser A
            (AMT) .................................        6.375  07/01/25         855,036
    575  New Jersey Hlthcare Fac Fin Auth
            Rev Avalon at Hillsborough Ser A
            (AMT) .................................        6.625  07/01/35         543,501
  8,840  New Jersey Hlthcare Fac Fin Auth
            Rev Cap Apprec St Barnabas
            Hlth Ser B ............................            *  07/01/35       1,614,184
  7,780  New Jersey Hlthcare Fac Fin Auth
            Rev Cap Apprec St Barnabas
            Hlth Ser B ............................            *  07/01/36       1,328,124
  7,155  New Jersey Hlthcare Fac Fin Auth
            Rev Cap Apprec St Barnabas
            Hlth Ser B ............................            *  07/01/37       1,144,657
    595  New Jersey Hlthcare Fac Fin Auth
            Rev Raritan Bay Med Ctr Issue
            Rfdg ..................................        7.250  07/01/14         603,865
  4,740  New Jersey Hlthcare Fac Fin Auth
            Rev St Barnabas Hlthcare Sys
            Ser B .................................            *  07/01/34         923,115
  3,000  New Jersey Hlthcare Fac Fin Inst
            Inc Cherry Hill Proj ..................        8.000  07/01/27       3,010,230
                                                                            --------------
                                                                                30,140,341
                                                                            --------------

         NEW MEXICO 0.6%
  3,960  Albuquerque, NM Retirement Fac
            Rev La Vida Llena Proj Rfdg Ser B .....        6.600  12/15/28       4,083,394
  1,505  Cabezon Pub Impt Dist NM Spl
            Leverage Rev ..........................        6.000  09/01/24       1,520,456
    976  New Mexico Hsg Auth Region lll
            Sr Brentwood Gardens Apt Ser A (AMT) ..        6.850  12/01/31       1,027,913
  2,000  New Mexico St Hosp Equip Ln
            Council Hosp Rev Rehoboth
            Proj Rfdg Ser A .......................        5.250  08/15/26       1,738,920
    750  Ventana West Pub Impt Dist NM.............        6.875  08/01/33         782,520
                                                                            --------------
                                                                                 9,153,203
                                                                            --------------
         NEW YORK 5.0%
  1,000  Amherst, NY Indl Dev Agy Civic
            Beechwood Hlth Care Ctr Inc ...........        5.200  01/01/40         838,060
  1,000  Brookhaven, NY Indl Dev Agy
            Mem Hosp Med Ctr Inc Ser A
            (Prerefunded @ 11/15/10) ..............        8.125  11/15/20       1,135,240
  1,400  Brookhaven, NY Indl Dev Agy Sr
            Residential Hsg Rev Woodcrest
            Estates Fac Ser A (AMT) ...............        6.375  12/01/37       1,417,122
  3,330  Dutchess Cnty, NY Indl Dev Agy
            Saint Francis Hosp Rfdg Ser A .........        7.500  03/01/29       3,536,027
  1,080  Genesee Cnty, NY Indl Dev Agy
            Civic Fac Rev United Mem Med
            Ctr Proj ..............................        5.000  12/01/32         928,152
  1,690  Monroe Cnty, NY Indl Dev Agy
            Woodland Vlg Proj (Prerefunded
            @ 11/15/10) ...........................        8.000  11/15/15       1,895,808
 10,000  New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Ser A .......        6.250  03/01/15      10,283,600
 15,400  New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Ser A .......        6.500  03/01/35      15,898,652

 17,780  New York, NY City Indl Dev Agy
            Rev Liberty 7 World Trade Ctr
            Ser A (c) .............................        6.250  03/01/15      18,284,241
  2,500  New York St Energy Resh & Dev
            Auth Gas Fac Rev (i)(m) ...............        7.129  04/01/20       2,627,850
  1,000  Suffolk Cnty, NY Indl Dev Agy 1st
            Mtg Jefferson Ferry Ser A
            (Prerefunded @ 11/01/09) ..............        7.250  11/01/28       1,095,750
  2,770  Suffolk Cnty, NY Indl Dev Agy
            Civic Fac Rev Eastn Long Isl
            Hosp Assoc Ser A (Prerefunded
            @ 01/01/12) ...........................        7.750  01/01/22       3,173,229
  1,000  Suffolk Cnty, NY Indl Dev Agy
            Civic Fac Rev Gurwin Jewish
            Phase II ..............................        6.700  05/01/39       1,041,280
  1,445  Suffolk Cnty, NY Indl Dev Agy
            Cont Care Retirement Peconic
            Landing Ser A .........................        8.000  10/01/20       1,545,615
  4,000  Suffolk Cnty, NY Indl Dev Agy
            Medford Hamlet Asstd Living
            Proj (AMT) ............................        6.375  01/01/39       3,796,240
  1,220  Suffolk Cnty, NY Indl Dev Agy
            Spellman High Voltage Fac Ser A
            (AMT) .................................        6.375  12/01/17       1,196,259
  1,000  Syracuse, NY Indl Dev Agy Rev
            First Mtg Jewish Home Ser A ...........        7.375  03/01/31       1,033,600
  2,315  Utica, NY Indl Dev Agy Civic Utica
            College Civic Fac .....................        6.750  12/01/21       2,467,790
  1,000  Westchester Cnty, NY Indl Dev
            Hebrew Hosp Sr Hsg Inc Ser A ..........        7.375  07/01/30       1,044,380
                                                                            --------------
                                                                                73,238,895
                                                                            --------------
         NORTH CAROLINA 0.2%
  2,600  North Carolina Med Care Commn
            Retirement Fac Rev First Mtg
            Ser A 05 ..............................        5.500  10/01/35       2,306,928
                                                                            --------------
         NORTH DAKOTA 0.1%
  1,820  Traill Cnty, ND Hlthcare Rev
            Hillsboro Med Ctr .....................        5.500  05/01/42       1,557,793
                                                                            --------------

         OHIO 4.9%
 10,200  Adams Cnty Hosp Fac Impt Rev
            Adams Cnty Hosp Proj ..................        6.500  09/01/36       8,699,376
  5,000  Athens Cnty, OH Hosp Fac Rev
            Impt O'Bleness Mem Rfdg Ser A .........        7.125  11/15/33       5,189,450
 16,000  Buckeye, OH Tob Settlement Fin
            Auth Asset Bkd Sr Turbo Ser A-2 .......        5.875  06/01/30      15,629,120
 15,000  Buckeye, OH Tob Settlement Fin
            Auth Asset Bkd Sr Turbo Ser A-2 .......        5.875  06/01/47      14,400,600
  3,000  Cleveland-Cuyahoga Cnty, OH
            Spl Assmt/Tax Increment ...............        7.000  12/01/18       3,219,780
  2,000  Cuyahoga Cnty, OH Hlthcare &
            Indpt Living Fac Rev Eliza
            Jennings Sr Care Ser A ................        6.000  05/15/37       1,967,280
  1,000  Cuyahoga Cnty, OH Hlthcare Fac
            Franciscan Cnty OH Inc Proj Ser C .....        6.250  05/15/32       1,002,120
  1,760  Dayton, OH Spl Fac Rev Air Fght
            Cargo Day LLC Proj (AMT) ..............        6.300  04/01/22       1,695,777
  7,510  Erie Cnty, OH Hosp Fac Rev
            Firelands Regl Med Ctr Ser A ..........        5.625  08/15/32       7,670,714
  5,955  Franklin Cnty, OH Hlthcare Fac
            Rev Impt Lutheran Sr City Proj
            Rfdg (f) ..............................        6.125  12/15/28       5,380,402
  1,500  Lucas Cnty, OH Hlthcare & Impt
            Sunset Retirement Rfdg ................        6.500  08/15/20       1,563,780
    750  Lucas Cnty, OH Port Auth Rev
            Saint Mary Woods Proj Ser A ...........        6.000  05/15/24         707,445
  1,000  Lucas Cnty, OH Port Auth Rev
            Saint Mary Woods Proj Ser A ...........        6.000  05/15/34         929,160
  4,340  Norwood, OH Tax Increment Rev
            Fin Cornerstone at Norwood ............        6.200  12/01/31       4,142,834
                                                                            --------------
                                                                                72,197,838
                                                                            --------------
         OKLAHOMA 1.4%
  1,000  Citizen Potawatomi Nation, OK Ser A ......        6.500  09/01/16       1,044,110

    330  Langston, OK Econ Dev Langston
            Cmnty Dev Corp Proj Ser A (d) .........        7.000  08/01/10         347,097
  1,000  Langston, OK Econ Dev Langston
            Cmnty Dev Corp Proj Ser A
            (Prerefunded @ 08/01/10) ..............        7.625  08/01/20       1,124,730
    750  Langston, OK Economic Dev
            Langston Cmnty Dev Corp Proj
            Ser A (Prerefunded @ 08/01/10) ........        7.400  08/01/17         839,400
  2,000  Oklahoma Cnty, OK Fin Auth Rev
            Epworth Villa Proj Rfdg ...............        6.000  04/01/18       1,963,820
    750  Oklahoma Cnty, OK Fin Auth Rev
            Epworth Villa Proj Rfdg Ser A .........        5.700  04/01/25         705,840
  1,250  Oklahoma Cnty, OK Fin Auth Rev
            Epworth Villa Proj Rfdg Ser A .........        5.875  04/01/30       1,170,038
  1,000  Oklahoma Cnty, OK Fin Auth Rev
            Epworth Villa Proj Rfdg Ser A .........        7.000  04/01/25       1,010,600
  5,500  Oklahoma Cnty, OK Fin Auth Rev
            Retirement Fac Concordia Ser A ........        6.000  11/15/38       5,080,405
  1,500  Oklahoma Cnty, OK Fin Auth Rev
            Retirement Fac Concordia Ser A ........        6.125  11/15/25       1,433,295
  4,000  Oklahoma Dev Fin Auth Rev
            Hillcrest Hlthcare Sys Rfdg Ser A
            (Prerefunded @ 08/15/09) ..............        5.625  08/15/19       4,196,800
  1,065  Oklahoma Dev Fin Auth Rev
            Hillcrest Hlthcare Sys Rfdg Ser A
            (Prerefunded @ 08/15/09) ..............        5.750  08/15/12       1,119,496
  1,000  Oklahoma Dev Fin Auth Rev
            Hillcrest Hlthcare Sys Rfdg Ser A
            (Prerefunded @ 08/15/09) ..............        5.750  08/15/15       1,051,170
                                                                            --------------
                                                                                21,086,801
                                                                            --------------
         OREGON 0.9%
  2,000  Clackamas Cnty, OR Hosp Fac
            Willamette View Inc Proj Ser A
            (Prerefunded @ 11/01/09) ..............        7.500  11/01/29       2,183,340
  2,145  Clatsop Care Ctr Hlth Dist OR
            Rev Sr Hsg ............................        6.875  08/01/28       2,159,136

  2,400  Multnomah Cnty, OR Hosp Fac
            Auth Rev Terwilliger Plaza Proj
            Rfdg (Acquired 12/27/05, Cost
            $2,344,512) (b) .......................        6.500  12/01/29       2,409,264
  4,898  Oregon St Hlth Hsg Ed & Cultural
            Fac Auth St Anthony Vlg Hsg
            Ser A (AMT) ...........................        7.250  06/01/28       5,010,142
    910  Oregon St Hlth Hsg Ed Auth OR
            Baptist Retirement Homes Ser A ........        8.000  11/15/26         910,819
                                                                            --------------
                                                                                12,672,701
                                                                            --------------
         PENNSYLVANIA 5.5%
 15,500  Allegheny Cnty, PA Hosp Dev
            Auth Rev Hlth Sys West PA Ser A (c) ...        5.375  11/15/40      13,451,077
  1,840  Allegheny Cnty, PA Hosp Dev
            Hlth Sys Ser B (Prerefunded @
            11/15/10) .............................        9.250  11/15/15       2,133,830
  2,000  Allegheny Cnty, PA Hosp Dev
            Hlth Sys Ser B (Prerefunded @
            11/15/10) .............................        9.250  11/15/22       2,360,440
  2,000  Allegheny Cnty, PA Hosp Dev
            Hlth Sys Ser B (Prerefunded @
            11/15/10) .............................        9.250  11/15/30       2,360,440
  1,500  Allegheny Cnty, PA Redev Auth
            Pittsburgh Mills Proj .................        5.600  07/01/23       1,507,545
  1,500  Berks Cnty, PA Indl Dev Auth
            First Mtg Rev Rfdg One
            Douglassville Proj A (AMT) ............        6.125  11/01/34       1,422,480
  1,500  Bucks Cnty, PA Indl Dev Auth
            Retirement Cmnty Rev Ann's
            Choice Inc Fac Ser A ..................        6.125  01/01/25       1,505,595
  1,250  Bucks Cnty, PA Indl Dev Auth
            Retirement Cmnty Rev Ann's
            Choice Inc Fac Ser A ..................        6.250  01/01/35       1,232,362
  1,000  Bucks Cnty, PA Indl Dev Auth
            Rev First Mtg Hlthcare Fac
            Chandler ..............................        6.200  05/01/19         991,480

  1,800  Bucks Cnty, PA Indl Dev Auth
            Rev First Mtg Hlthcare Fac Chandler ...        6.300  05/01/29       1,767,726
  1,500  Chester Cnty, PA Hlth & Ed Fac
            Chester Cnty Hosp Ser A ...............        6.750  07/01/31       1,561,905
  3,000  Dauphin Cnty, PA Gen Auth Rev
            Office & Pkg Riverfront Office ........        6.000  01/01/25       2,687,220
  1,000  Fulton Cnty, PA Indl Dev Auth
            Hosp Rev Fulton Cnty Med Ctr Proj .....        5.875  07/01/31         938,020
  1,900  Fulton Cnty, PA Indl Dev Auth
            Hosp Rev Fulton Cnty Med Ctr Proj .....        5.900  07/01/40       1,757,595
  1,000  Harrisburg, PA Auth Univ Rev
            Harrisburg Univ Of Science Ser A ......        5.400  09/01/16       1,010,610
  3,050  Harrisburg, PA Auth Univ Rev
            Harrisburg Univ Of Science Ser B ......        6.000  09/01/36       3,027,003
  2,200  Indiana Cnty, PA Indl Dev Auth
            PSEG Pwr LLC Proj Rfdg (AMT) ..........        5.850  06/01/27       2,218,458
  1,000  Lancaster Cnty, PA Hosp Auth
            Rev Hlth Ctr Saint Anne's Home ........        6.625  04/01/28       1,007,810
  1,200  Lehigh Cnty, PA Gen Purp Auth
            First Mtg Bible Fellowship Church .....        7.625  11/01/21       1,282,752
  3,000  Lehigh Cnty, PA Gen Purp Auth
            Rev Good Shepherd Grp Ser A ...........        5.500  11/01/24       3,095,340
  3,585  Lehigh Cnty, PA Gen Purp Auth
            Rev Kidspeace Oblig Grp (f) ...........        6.200  11/01/14       3,429,949
  5,500  Lehigh Cnty, PA Gen Purp Auth
            Rev Kidspeace Oblig Grp Rfdg ..........        6.000  11/01/23       5,214,385
  1,000  Lehigh Cnty, PA Indl Dev Auth
            Hlth Fac Rev Lifepath Inc Proj ........        6.100  06/01/18         952,940
  4,180  Montgomery Cnty, PA Higher Ed
            & Hlth Auth Rev Rfdg & Impt
            Montgomery ............................        6.875  04/01/36       4,228,404

  1,085  Montgomery Cnty, PA Indl Dev
            Auth Rev Mtg Whitemarsh Cont
            Care Proj .............................        6.000  02/01/21       1,075,246
  4,500  Montgomery Cnty, PA Indl Dev
            Auth Rev Mtg Whitemarsh Cont
            Care Proj .............................        6.250  02/01/35       4,436,145
  1,340  Northeastern, PA Hosp & Ed Auth
            Hlthcare Rev ..........................        7.125  10/01/29       1,357,085
  1,665  Northeastern, PA Hosp & Ed Auth
            Hlthcare Rev Oakwood Ter Proj
            (f) (n) ...............................        6.500  10/01/32       1,609,223
  1,500  Pennsylvania Econ Dev Fin Auth
            Reliant Energy Ser A (AMT) (i) ........        6.750  12/01/36       1,526,775
  3,000  Pennsylvania Econ Dev Fin Auth
            Reliant Energy Seward Ser A
            (AMT) (i) .............................        6.750  12/01/36       3,053,550
    980  Pennsylvania St Higher Ed
            Student Assn Inc Proj Ser A ...........        6.750  09/01/32       1,029,235
  2,150  Philadelphia, PA Auth Indl Dev
            Rev Coml Dev Rfdg (AMT) (i) ...........        7.750  12/01/17       2,152,903
  1,455  Philadelphia, PA Hosp & Higher
            Ed Fac Auth Rev Centralized
            Comp Human Svc Ser A ..................        6.125  01/01/13       1,407,101
  1,500  Westmoreland Cnty, PA Indl Dev
            Hlthcare Fac Redstone Ser B
            (Prerefunded @ 11/15/10) ..............        8.000  11/15/23       1,695,315
                                                                            --------------
                                                                                80,487,944
                                                                            --------------
         RHODE ISLAND 0.3%
  1,825  Rhode Island St Econ Dev Corp
            Rev Oblig Providence Pl ...............        7.250  07/01/20       1,871,246
  3,000  Tobacco Settlement Fin Corp RI
            Asset Bkd Ser A .......................        6.000  06/01/23       3,060,660
                                                                            --------------
                                                                                 4,931,906
                                                                            --------------
         SOUTH CAROLINA 1.4%
  2,500  Lancaster Cnty, SC Assmt Rev
            Edenmoor Impt Dist Ser B
            (Acquired 05/19/06, Cost
            $2,500,000) (b) .......................        5.750  12/01/37       2,207,825

  1,700  Lancaster Cnty, SC Assmt Rev
            Sun City Carolina Lakes Impt ..........        5.450  12/01/37       1,449,063
  1,000  Myrtle Beach, SC Tax Increment
            Myrtle Beach Air Force Base Ser A .....        5.250  11/01/26         895,950
  1,250  Myrtle Beach, SC Tax Increment
            Myrtle Beach Air Force Base Ser A .....        5.300  11/01/35       1,074,587
  3,000  South Carolina Jobs Econ Dev
            Auth Econ Dev Rev
            Westminster Impt & Rfdg ...............        5.375  11/15/30       2,572,170
  1,570  South Carolina Jobs Econ Dev
            Auth Hosp Fac Rev Rfdg
            Palmetto Hlth Alliance Ser A ..........        6.250  08/01/31       1,613,348
    800  South Carolina Jobs Econ Dev
            Auth Rev Woodlands at Furman
            Proj Ser A (e) ........................        6.000  11/15/27         750,568
  2,000  South Carolina Jobs Econ Dev
            Auth Rev Woodlands At Furman
            Proj Ser A ............................        6.000  11/15/37       1,827,220
  1,000  South Carolina Jobs Econ Dev
            Episcopal Home Still Proj Ser A .......        6.000  05/15/17       1,002,630
  2,250  South Carolina Jobs Econ Dev
            First Mtg Wesley Com Rfdg .............        5.300  10/01/36       1,930,185
  2,000  South Carolina Jobs Econ Dev
            First Mtg Westley Com Proj
            (Prerefunded @ 10/01/10) ..............        7.750  10/01/24       2,276,240
  3,000  Tobacco Settlement Rev Mgmt
            Auth SC Tob Settlement Rev Ser B ......        6.375  05/15/28       3,049,920
                                                                            --------------
                                                                                20,649,706
                                                                            --------------
         SOUTH DAKOTA 0.6%
  1,010  Keystone, SD Econ Dev Rev Wtr
            Quality Mgmt Corp A (AMT) .............        6.000  12/15/18         968,156
  1,750  Sioux Falls, SD Hlth Fac Rev
            Rfdg Dow Rummel Vlg Proj ..............        5.000  11/15/33       1,443,977

  4,065  Sioux Falls, SD Multi-Family Rev
            Rfdg Hsg Inn on Westport Proj
            A1 (Acquired 08/04/06, Cost
            $4,065,000) (b) .......................        6.000  03/01/40       3,745,816
  1,030  Sioux Falls, SD Multi-Family Rev
            Rfdg Hsg Inn on Westport Sub
            B (Acquired 08/04/06, Cost
            $1,030,000) (b) (f) ...................        7.500  03/01/40         946,910
  1,050  South Dakota St Hlth & Ed Fac
            Auth Rev Sioux Vly Hosp & Hlth
            Sys A .................................        5.250  11/01/34       1,064,049
                                                                            --------------
                                                                                 8,168,908
                                                                            --------------
         TENNESSEE 4.6%
  1,675  Blount Cnty, TN Hlth & Ed Fac
            Brd Rev Rfdg Asbury Inc. Ser A ........        5.125  04/01/23       1,528,957
  3,000  Elizabethton, TN Hlth & Ed Fac
            Brd Rev Rfdg & Impt Hosp Ser
            B (MBIA Insd) (Prerefunded @
            07/01/12) (h) .........................        7.750  07/01/29       3,530,340
  1,000  Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg Mtn St
            Hlth Rfdg Ser A (Prerefunded
            @ 07/01/12) ...........................        7.500  07/01/33       1,194,360
  9,900  Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg MTN St
            Hlth Ser A (c) ........................        5.500  07/01/36       9,725,364
  1,000  Johnson City, TN Hlth & Ed Fac
            Brd Retirement Fac Rev
            Appalachian Christian Vlg Proj
            Ser A .................................        6.250  02/15/32         984,010
  2,230  Memphis, TN Hlth Ed & Hsg Fac
            Brd Multi-Family Hsg Rev
            Hilldale Apt Proj (AMT) ...............        6.700  11/01/37       2,283,743
  1,750  Shelby Cnty, TN Hlth & Ed
            Germantown Vlg Ser A ..................        7.000  12/01/23       1,670,095
  2,500  Shelby Cnty, TN Hlth & Ed
            Germantown Vlg Ser A ..................        7.250  12/01/34       2,417,850

  1,000  Shelby Cnty, TN Hlth Ed & Hsg
            Fac Brd Rev Trezevant Manor
            Proj Ser A ............................        5.625  09/01/26         953,290
  4,500  Shelby Cnty, TN Hlth Ed & Hsg
            Fac Brd Rev Trezevant Manor
            Proj Ser A ............................        5.750  09/01/37       4,252,500
    800  Shelby Cnty, TN Hlth Ed Hsg Vlg
            at Germantown .........................        6.250  12/01/34         682,056
  5,700  Sullivan Cnty, TN Hlth Ed & Hsg
            Fac Brd Hosp Rev Wellmont
            Hlth Sys Proj Ser C (c) ...............        5.250  09/01/36       5,397,064
  4,700  Sullivan Cnty, TN Hlth Ed & Hsg
            First Mtg Fac Brd Rev Inc Proj (f) ....        8.410  11/01/19       4,845,935
 24,000  Tennessee Energy Acqusn Corp
            Gas Rev Ser A (c) .....................        5.250  09/01/22      24,654,889
  2,515  Trenton, TN Hlth & Ed Fac Brd
            Rev Inc Proj Ser A (Acquired
            06/08/89, Cost $2,515,000) (b) (f) ....       10.000  11/01/19       2,593,367
  1,160  Trenton, TN Hlth & Ed Fac Brd
            Rev Inc Proj Ser B (Acquired
            06/08/89, Cost
            $1,160,000) (b) (e) (f) (k) ...........       10.000  11/01/20         122,322
                                                                            --------------
                                                                                66,836,142
                                                                            --------------
         TEXAS 6.7%
    155  Abia Dev Corp TX Arpt Fac Rev
            Austin Belly Port Dev LLC Proj
            Ser A (AMT) ...........................        6.250  10/01/08         155,003
  3,000  Abia Dev Corp TX Arpt Fac Rev
            Austin Belly Port Dev LLC Proj
            Ser A (AMT) ...........................        6.500  10/01/23       2,941,770
  2,000  Angelina & Neches Riv Auth TX
            Indl Dev Corp Environmental
            Aspen Pwr LLC Proj Ser A (AMT) ........        6.500  11/01/29       1,801,100
  1,000  Atlanta, TX Hosp Auth Fac Rev.............        6.700  08/01/19       1,014,820
  2,035  Atlanta, TX Hosp Auth Fac Rev.............        6.750  08/01/29       2,058,626
    990  Austin-Bergstorm Landhost
            Enterprises Inc TX Arpt Hotel Sr
            Ser A .................................        6.750  04/01/27         738,916

    955  Bexar Cnty, TX Hsg Fin Corp
            Multi-Family Hsg Rev Woodland
            Ridge Apt Proj Ser A (AMT) ............        7.000  01/01/39         997,402
    800  Brazos Riv Auth TX Pollutn Ctl
            Rev Rfdg TXU Energy Co LLC
            Proj Ser A (AMT) (e)(i) ...............        6.750  04/01/38         791,048
    735  Comal Cnty, TX Hlth Fac Dev
            Hlthcare Sys McKenna Mem
            Proj Ser A ............................        6.250  02/01/32         745,951
  1,825  Dallas Cnty, TX Flood Ctl Dist No
            1 Cap Apprec Rfdg (Acquired
            08/28/89, Cost $660,829) (b) (f) ......            *  08/01/11       1,487,685
  3,445  Dallas Cnty, TX Flood Ctl Dist No
            1 Rfdg ................................        7.250  04/01/32       3,508,181
  2,500  Decatur, TX Hosp Auth Hosp
            Wise Regl Hlth Sys Ser A ..............        7.000  09/01/25       2,580,075
  3,500  Decatur, TX Hosp Auth Hosp
            Wise Regl Hlth Sys Ser A ..............        7.125  09/01/34       3,606,855
  1,500  Grand Prairie, TX Hsg Fin Corp
            Indpt Sr Living Ctr Rev (a) ...........  7.500/3.750  07/01/17       1,361,160
  3,000  Grand Prairie, TX Hsg Fin Corp
            Indpt Sr Living Ctr Rev (a) ...........   7.750/3.875 01/01/34       2,605,560
  3,000  Houston, TX Hlth Fac Dev Corp
            Buckingham Sr Living Cmnty
            Ser A (Prerefunded @ 02/15/14) ........        7.125  02/15/34       3,625,170
 17,760  Lower CO River Auth TX Rev
            Rfdg Ser A (FSA Insd) (c) .............        5.875  05/15/16      18,564,617
  7,500  Lower CO River Auth TX Rev
            Rfdg Ser A (FSA Insd) (c) .............        5.875  05/15/14       7,839,788
  1,000  Lubbock, TX Hlth Fac Dev Corp
            Rev Dev Rfdg First Mtg Carillon
            Proj A ................................        6.500  07/01/26       1,004,920
 10,000  Lubbock, TX Hlth Fac Dev Corp
            Rev Dev Rfdg First Mtg Carillon
            Proj A ................................        6.625  07/01/36      10,073,500
  2,500  Lufkin, TX Hlth Fac Dev Corp Hlth
            Sys Rev Memorial Hlth Sys East TX .....        5.500  02/15/37       2,434,375

  2,210  Meadow Parc Dev Inc TX
            Multi-Family Rev Hsg Meadow
            Parc Apt Proj .........................        6.500  12/01/30       2,219,658
  2,500  Metropolitan Hlth Fac Dev Corp
            TX Wilson N Jones Mem Hosp Proj .......        7.250  01/01/31       2,528,925
  1,500  Midlothian, TX Dev Auth Tax
            Increment Contract Rev
            (Acquired 12/02/04, Cost
            $1,500,000) (b) .......................        6.200  11/15/29       1,545,975
  2,000  Midlothian, TX Dev Auth Tax
            Increment Contract Rev
            (Prerefunded @ 05/15/11) ..............        7.875  11/15/26       2,312,540
  1,000  Richardson, TX Hosp Auth Rev
            Baylor & Richardson Impt Rfdg .........        5.625  12/01/28         987,960
  2,500  Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Northwest Sr Hsg Edgemere
            Proj Ser A ............................        6.000  11/15/36       2,421,550
    900  Texas St Dept Hsg & Cmnty
            Affairs Home Mtg Rev (GNMA
            Collateralized) (AMT) .................        6.900  07/02/24         930,015
  1,675  Texas St Pub Fin Auth Sch
            Excellence Ed Proj Ser A
            (Acquired 12/02/04, Cost
            $1,654,197) (b) .......................        7.000  12/01/34       1,755,551
  1,500  Texas St Student Hsg Corp MSU
            Proj Midwestern St Univ ...............        6.500  09/01/34       1,554,285
  2,950  Tomball, TX Hosp Auth Rev Hosp
            Tomball Regl Hosp .....................        6.000  07/01/29       2,977,258
  1,000  Travis Cnty, TX Hlth Fac Dev
            Corp Retirement Fac Rev
            Querencia Barton Creek Proj ...........        5.500  11/15/25         917,850
  2,950  Travis Cnty, TX Hlth Fac Dev
            Corp Retirement Fac Rev
            Querencia Barton Creek Proj ...........        5.650  11/15/35       2,708,425
  2,000  Tyler, TX Hlth Fac Dev Corp Hosp
            Rev Rfdg & Impt East TX Med
            Ctr Ser A .............................        5.375  11/01/37       1,841,460

    905  Wichita Cnty, TX Hlth Fac Rolling
            Meadows Fac Rfdg Ser A ................        6.250  01/01/28         906,466
  2,500  Woodhill Pub Fac Corp TX
            Hsg-Woodhill Apt Proj .................        7.500  12/01/29       2,312,300
                                                                            --------------
                                                                                97,856,740
                                                                            --------------
         UTAH 0.2%
  1,000  Hildale, UT Elec Rev Gas Turbine
            Elec Fac Proj (l) .....................        7.800  09/01/15         275,000
    585  Hildale, UT Elec Rev Gas Turbine
            Elec Fac Proj (l) .....................        7.800  09/01/25         160,875
  1,165  Hildale, UT Elec Rev Gas Turbine
            Elec Fac Proj (l) .....................        8.000  09/01/20         320,375
  2,315  Utah St Hsg Fin Agy Rev RHA
            Cmnty Svc Proj Ser A ..................        6.875  07/01/27       2,301,504
                                                                            --------------
                                                                                 3,057,754
                                                                            --------------
         VERMONT 0.3%
  2,750  Vermont Econ Dev Auth Mtg Rev
            Wake Robin Corp Proj Ser A ............        5.375  05/01/36       2,380,015
  1,000  Vermont Ed & Hlth Bldg Fin Agy
            Rev Bennington College Proj ...........        6.625  10/01/29       1,012,350
    770  Vermont Ed & Hlth Bldg Fin Agy
            Rev VT Council Dev Mental Hlth
            Ser A .................................        6.000  12/15/09         795,233
                                                                            --------------
                                                                                 4,187,598
                                                                            --------------
         VIRGINIA 4.9%
  4,000  Albemarle Cnty, VA Indl Dev Auth
            Ed Fac Rev Covenant Sch Inc Ser A .....        7.750  07/15/32       4,343,520
  5,000  Celebrate, VA South Cmnty Dev
            Celebrate VA South Proj ...............        6.250  03/01/37       4,814,800
  1,500  Farms New Kent, VA Cmnty Dev Ser B .......        5.450  03/01/36       1,335,450
  1,500  Farms New Kent, VA Cmnty Dev Ser C .......        5.800  03/01/36       1,355,160
  2,500  Henrico Cnty, VA Econ Dev Auth
            Residential Care Fac Rev Utd
            Methodist Rfdg Ser A ..................        6.500  06/01/22       2,573,050
  1,000  New Port Cmnty Dev Auth VA Spl Assmt .....        5.500  09/01/26         903,170

  2,500  New Port Cmnty Dev Auth VA Spl Assmt .....        5.600  09/01/36       2,187,625
  4,000  Peninsula Ports Auth VA Rfdg
            Residential Care Fac Rev VA
            Baptist Homes Ser C ...................        5.400  12/01/33       3,530,800
  1,500  Peninsula Town Ctr Cmnty Dev
            Auth VA Spl Oblig .....................        6.350  09/01/28       1,488,750
  1,250  Peninsula Town Ctr Cmnty Dev
            Auth VA Spl Oblig .....................        6.450  09/01/37       1,242,500
  4,000  Roanoke Cnty, VA Indl Dev Auth
            Glebe Inc Ser A .......................        6.300  07/01/35       2,590,000
 17,620  Tobacco Settlement Fin Corp VA
            Asset Bkd (c) .........................        5.625  06/01/37      20,028,214
  1,700  Virginia Small Business Fin Auth
            Rev Indl Dev SIL Clean Wtr Proj
            (AMT) (l) .............................        7.250  11/01/24         525,572
 25,225  Virginia St Hsg Auth Dev Auth
            Comnwlth Mtg Sub, Class B Ser
            D1 (AMT) (c) ..........................        4.900  01/01/33      24,146,215
                                                                            --------------
                                                                                71,064,826
                                                                            --------------
         WASHINGTON 1.0%
  2,000  Kalispel Tribe Indians Priority Dist
            Wash Rev (e) ..........................        6.750  01/01/38       2,000,520
  1,000  King Cnty, WA Pub Hosp Dist No
            004 Snoqualmie Vly Hosp ...............        7.250  12/01/15       1,033,870
  8,830  Tobacco Settlement Auth WA Tob
            Settlement Rev ........................        6.625  06/01/32       9,014,017
  1,000  Washington St Hsg Fin Commn
            Nonprofit Rev Skyline at First
            Hill Proj Ser A .......................        5.625  01/01/27         941,110
  1,000  Washington St Hsg Fin Commn
            Nonprofit Rev Skyline at First
            Hill Proj Ser A .......................        5.625  01/01/38         902,710
                                                                            --------------
                                                                                13,892,227
                                                                            --------------
         WEST VIRGINIA 0.1%
  2,250  Harrison Cnty, WV Cnty Commn
            Solid Waste Disp Rev Rfdg
            Allegheny Energy Ser D (AMT) ..........        5.500  10/15/37       2,174,693
                                                                            --------------

         WISCONSIN 1.2%
    800  Baldwin, WI Hosp Rev Mtg Ser A............        6.125  12/01/18         789,632
  1,000  Baldwin, WI Hosp Rev Mtg Ser A............        6.375  12/01/28         992,520
  1,730  Milwaukee, WI Rev Sr Air Cargo (AMT) .....        6.500  01/01/25       1,773,631
  1,000  Waukesha, WI Redev Auth Hsg
            Rfdg Sr Kirkland Crossings Proj .......        5.500  07/01/31         886,950
  1,500  Waukesha, WI Redev Auth Hsg
            Sr Kirkland Crossings Proj Rfdg .......        5.600  07/01/41       1,308,285
    750  Wisconsin Hlth & Ed Fac
            Eastcastle Pl Inc Proj ................        6.000  12/01/24         717,735
  2,000  Wisconsin St Hlth & Ed Fac Auth
            Rev Aurora Hlthcare Inc Ser A .........        5.600  02/15/29       1,973,780
  2,000  Wisconsin St Hlth & Ed Fac Auth
            Rev Newcastle Place Inc. Ser A ........        6.150  12/01/37       1,915,660
  1,000  Wisconsin St Hlth & Ed Fac Auth
            Rev Oakwood Vlg Proj Ser A ............        7.625  08/15/30       1,049,930
  1,500  Wisconsin St Hlth & Ed Fac
            Beaver Dam Cmnty Hosp Inc Ser A .......        6.750  08/15/34       1,554,810
  1,000  Wisconsin St Hlth & Ed Fac
            Divine Savior Hlthcare Ser C
            (Prerefunded @ 05/01/12) ..............        7.500  05/01/32       1,153,600
  2,000  Wisconsin St Hlth & Ed Fac Fort
            Hlthcare Inc Proj .....................        6.100  05/01/34       2,069,640
  1,500  Wisconsin St Hlth & Ed Fac
            Southwest Hlth Ctr Ser A ..............        6.125  04/01/24       1,507,935
                                                                            --------------
                                                                                17,694,108
                                                                            --------------
         WYOMING 0.4%
  4,000  Sweetwater Cnty, WY Solid
            Waste Disp Rev FMC Corp Proj
            Rfdg (AMT) ............................        5.600  12/01/35       3,794,120
  1,500  Teton Cnty, WY Hosp Dist Hosp
            Saint Johns Med Ctr ...................        6.750  12/01/27       1,533,225
                                                                            --------------
                                                                                 5,327,345
                                                                            --------------

         PUERTO RICO 0.3%
  5,000  Puerto Rico Pub Bldg Auth Rev
            Govt Fac Ser I (Comwth Gtd) ...........        5.250  07/01/33       5,004,100
                                                                            --------------
         U.S. VIRGIN ISLANDS   0.3%
  2,500  Northern Mariana Islands Ser A
         (Prerefunded @ 06/01/10) .................        7.375  06/01/30       2,744,750
  1,000  Virgin Islands Pub Fin Auth
            Refinery Fac Rev Sr Sec
            Hovensa Refinery (AMT) ................        5.875  07/01/22       1,019,990
                                                                            --------------
                                                                                 3,764,740
                                                                            --------------
TOTAL LONG-TERM INVESTMENTS 114.6%
   (Cost $1,721,804,481) .................................................   1,672,144,990
                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS 1.1%
   (Cost $15,595,000) ....................................................      15,595,000
TOTAL INVESTMENTS 115.7%
   (Cost $1,737,399,481) .................................................   1,687,739,990

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (16.2%)
   (Cost ($236,395,000))
   $(236,395)  Notes with interest rates ranging from 3.48%
               to 3.92% at December 31, 2007 and
               contractual maturities of collateral
               ranging from 2014 to 2046 (o) .............................   (236,395,000)
                                                                            --------------
TOTAL NET INVESTMENTS  99.5%
   (Cost $1,501,004,481) .................................................   1,451,344,990
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%...............................       7,248,003
                                                                            --------------
NET ASSETS 100.0%.........................................................  $1,458,592,993
                                                                            ==============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(b) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.2% of net assets.

(c)  Underlying Security related to Inverse Floaters entered into by the Fund.

(d)  Escrowed to Maturity

(e)  Security purchased on a when-issued or delayed delivery basis.

(f)  The Fund owns 100% of the outstanding bond issuance.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h) All or a portion of this security has been physically segregated in connection with open futures contracts.

(i)  Variable Rate Coupon

(j)  Floating Rate Coupon

(k)  This borrower has filed for protection in federal bankruptcy court.

(l)  Non-income producing security.

(m)  Inverse Floating Rate

(n) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(o) Floating rate notes. The interest rates shown reflect the rates in the effect at December 31, 2007.

ACA - American Capital Access

AMBAC - AMBAC Indemnity Corp.

AMT - Alternative Minimum Tax

Comwth - Commonwealth of Puerto Rico

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

GTY AGMT - Guarantee Agreement

MBIA - Municipal Bond Investors Assurance Corp.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                                      UNREALIZED
                                                                                    APPRECIATION/
                                                                         CONTRACTS   DEPRECIATION
                                                                         ---------  -------------
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $116,375 per contract) ...................................      498       $621,056
                                                                            ---       --------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008